UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Growth Allocation Fund
AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Disciplined Equity Fund
AllianzGI Dynamic Emerging Multi-Asset Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Managed Volatility Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Redwood Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Alpha Fund
AllianzGI Ultra Micro Cap Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund (formerly AllianzGI U.S. Emerging Growth Fund)

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—83.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	22,656	$531,278
AllianzGI Best Styles Global Equity (a)(b)	65,936	1,014,103
AllianzGI Global Commodity Equity (a)(b)	18,842	366,659
AllianzGI Global Managed Volatility (a)(b)	16,284	281,718
AllianzGI Income & Growth (a)(b)	63,724	839,887
AllianzGI International Managed Volatility (a)(b)	19,493	281,670
AllianzGI International Small-Cap (a)(b)	6,608	271,651
AllianzGI NFJ Dividend Value (a)(b)	35,109	562,802
AllianzGI NFJ Global Dividend Value (a)(b)	13,310	281,373
AllianzGI NFJ International Small-Cap Value (a)(b)	6,509	141,509
AllianzGI NFJ International Value (a)(b)	30,449	704,886
AllianzGI NFJ Mid-Cap Value (a)(b)	22,258	561,338
AllianzGI Short Duration High Income (a)(b)	87,435	1,397,205
AllianzGI U.S. Managed Volatility (a)(b)	57,430	845,377
ING Global Real Estate (c)	22,279	419,951
PIMCO CommoditiesPLUS® Strategy (a)(b)	37,884	419,378
PIMCO Floating Income (a)(b)	159,011	1,404,066
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	104,934	1,119,649
PIMCO Income (a)(b)	202,473	2,526,868
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	86,677	696,013
PIMCO Mortgage Opportunities (a)(b)	138,956	1,539,637
PIMCO Real Return (a)(b)	224,325	2,525,903
PIMCO Senior Floating Rate (a)(b)	136,525	1,399,378
PIMCO Short-Term (a)(b)	226,404	2,234,604
Templeton Frontier Markets (d)	18,509	333,724
Wells Fargo Advantage Short-Term High Yield Bond (e)	101,528	839,632

Total Mutual Funds (cost—$22,197,281)		23,540,259

EXCHANGE-TRADED FUNDS—15.2%

iShares Core S&P 500	3,151	590,308
iShares MSCI Spain Capped	5,188	205,912
PIMCO 1-5 Year U.S. TIPS Index (a)	65,482	3,484,297

Total Exchange-Traded Funds (cost—$4,225,672)		4,280,517

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $203,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $207,625 including accrued interest (cost—$203,000)	$203	$203,000

Total Investments (cost—$26,625,953)—99.6%		28,023,776

Other assets less liabilities—0.4%		112,501

Net Assets—100.0%		$28,136,277

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—84.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	50,219	$1,177,637
AllianzGI Best Styles Global Equity (a)(b)	125,975	1,937,491
AllianzGI Global Commodity Equity (a)(b)	37,384	727,489
AllianzGI Global Managed Volatility (a)(b)	42,000	726,592
AllianzGI Income & Growth (a)(b)	109,569	1,444,118
AllianzGI International Managed Volatility (a)(b)	33,516	484,309
AllianzGI International Small-Cap (a)(b)	11,432	469,959
AllianzGI NFJ Dividend Value (a)(b)	60,370	967,730
AllianzGI NFJ Global Dividend Value (a)(b)	34,330	725,729
AllianzGI NFJ International Small-Cap Value (a)(b)	13,431	291,982
AllianzGI NFJ International Value (a)(b)	56,548	1,309,078
AllianzGI NFJ Mid-Cap Value (a)(b)	38,271	965,200
AllianzGI Short Duration High Income (a)(b)	150,338	2,402,405
AllianzGI U.S. Managed Volatility (a)(b)	115,208	1,695,860
ING Global Real Estate (c)	38,306	722,065
PIMCO CommoditiesPLUS® Strategy (a)(b)	117,250	1,297,958
PIMCO Floating Income (a)(b)	300,740	2,655,533
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	157,868	1,684,449
PIMCO Income (a)(b)	309,447	3,861,893
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	149,039	1,196,779
PIMCO Mortgage Opportunities (a)(b)	173,757	1,925,231
PIMCO Real Return (a)(b)	397,937	4,480,766
PIMCO Senior Floating Rate (a)(b)	234,737	2,406,057
PIMCO Short-Term (a)(b)	291,962	2,881,663
Templeton Frontier Markets (d)	47,803	861,891
Wells Fargo Advantage Short-Term High Yield Bond (e)	145,470	1,203,035

Total Mutual Funds (cost—$38,800,400)		40,502,899

EXCHANGE-TRADED FUNDS—15.2%

iShares Core S&P 500	5,292	991,403
iShares MSCI Spain Capped	12,449	494,101
PIMCO 1-5 Year U.S. TIPS Index (a)	109,983	5,852,195

Total Exchange-Traded Funds (cost—$7,244,805)		7,337,699

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $327,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $335,031 including accrued interest (cost—$327,000)	$327	$327,000

Total Investments (cost—$46,372,205)—99.9%		48,167,598

Other assets less liabilities—0.1%		41,205

Net Assets—100.0%		$48,208,803

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—86.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	77,575	$1,819,135
AllianzGI Best Styles Global Equity (a)(b)	137,219	2,110,434
AllianzGI Global Commodity Equity (a)(b)	54,275	1,056,201
AllianzGI Global Managed Volatility (a)(b)	67,198	1,162,519
AllianzGI Income & Growth (a)(b)	120,314	1,585,745
AllianzGI International Managed Volatility (a)(b)	36,517	527,669
AllianzGI International Small-Cap (a)(b)	18,949	778,987
AllianzGI NFJ Dividend Value (a)(b)	82,137	1,316,661
AllianzGI NFJ Global Dividend Value (a)(b)	42,304	894,302
AllianzGI NFJ International Small-Cap Value (a)(b)	19,608	426,285
AllianzGI NFJ International Value (a)(b)	67,852	1,570,770
AllianzGI NFJ Mid-Cap Value (a)(b)	41,820	1,054,710
AllianzGI Short Duration High Income (a)(b)	164,297	2,625,464
AllianzGI U.S. Managed Volatility (a)(b)	143,251	2,108,659
ING Global Real Estate (c)	41,687	785,795
PIMCO CommoditiesPLUS® Strategy (a)(b)	141,468	1,566,046
PIMCO Floating Income (a)(b)	327,297	2,890,032
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	147,217	1,570,802
PIMCO Income (a)(b)	316,027	3,944,014
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	195,408	1,569,130
PIMCO Mortgage Opportunities (a)(b)	189,020	2,094,341
PIMCO Real Return (a)(b)	419,225	4,720,473
PIMCO Senior Floating Rate (a)(b)	254,894	2,612,667
PIMCO Short-Term (a)(b)	264,192	2,607,579
Templeton Frontier Markets (d)	52,165	940,542
Wells Fargo Advantage Short-Term High Yield Bond (e)	126,522	1,046,340

Total Mutual Funds (cost—$43,796,539)		45,385,302

EXCHANGE-TRADED FUNDS—12.7%

iShares Core S&P 500	5,756	1,078,329
iShares MSCI Spain Capped	24,396	968,277
PIMCO 1-5 Year U.S. TIPS Index (a)	86,139	4,583,456

Total Exchange-Traded Funds (cost—$6,520,490)		6,630,062

	Principal Amount (000s)	Value*

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $450,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $462,438 including accrued interest (cost—$450,000)	$450	$450,000

Total Investments (cost—$50,767,029)—100.3%		52,465,364

Liabilities in excess of other assets—(0.3)%		(153,308)

Net Assets—100.0%		$52,312,056

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—90.1%

AllianzGI Behavioral Advantage Large Cap (a)(b)	82,902	$1,944,040
AllianzGI Best Styles Global Equity (a)(b)	145,965	2,244,943
AllianzGI Emerging Markets Opportunities (a)(b)	22,487	558,570
AllianzGI Global Commodity Equity (a)(b)	63,512	1,235,941
AllianzGI Global Managed Volatility (a)(b)	81,133	1,403,600
AllianzGI Income & Growth (a)(b)	127,115	1,675,376
AllianzGI International Managed Volatility (a)(b)	89,311	1,290,549
AllianzGI International Small-Cap (a)(b)	27,102	1,114,167
AllianzGI NFJ Dividend Value (a)(b)	122,604	1,965,346
AllianzGI NFJ Global Dividend Value (a)(b)	52,914	1,118,611
AllianzGI NFJ International Small-Cap Value (a)(b)	26,033	565,958
AllianzGI NFJ International Value (a)(b)	108,211	2,505,080
AllianzGI NFJ Mid-Cap Value (a)(b)	77,907	1,964,823
AllianzGI Short Duration High Income (a)(b)	173,207	2,767,849
AllianzGI U.S. Managed Volatility (a)(b)	190,390	2,802,543
AllianzGI U.S. Small-Cap Growth (a)(b)	30,096	564,908
ING Global Real Estate (c)	58,845	1,109,222
PIMCO CommoditiesPLUS® Strategy (a)(b)	174,482	1,931,512
PIMCO Floating Income (a)(b)	377,812	3,336,077
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	155,778	1,662,156
PIMCO Income (a)(b)	334,428	4,173,668
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	242,441	1,946,801
PIMCO Mortgage Opportunities (a)(b)	175,015	1,939,170
PIMCO Real Return (a)(b)	106,000	1,193,557
PIMCO Senior Floating Rate (a)(b)	269,717	2,764,595
PIMCO Short-Term (a)(b)	279,551	2,759,170
Templeton Frontier Markets (d)	60,819	1,096,571
Wells Fargo Advantage Short-Term High Yield Bond (e)	100,410	830,387

Total Mutual Funds (cost—$47,502,284)		50,465,190

EXCHANGE-TRADED FUNDS—8.7%

iShares Core S&P 500	6,072	1,137,528
iShares MSCI Spain Capped	25,730	1,021,224
PIMCO 1-5 Year U.S. TIPS Index (a)	50,472	2,685,615

Total Exchange-Traded Funds (cost—$4,734,759)		4,844,367

	Principal Amount (000s)	Value*

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $612,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $627,594 including accrued interest (cost—$612,000)	$612	$612,000

Total Investments (cost—$52,849,043)—99.9%		55,921,557

Other assets less liabilities—0.1%		57,592

Net Assets—100.0%		$55,979,149

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—89.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	62,206	$1,458,729
AllianzGI Best Styles Global Equity (a)(b)	178,828	2,750,380
AllianzGI Emerging Markets Opportunities (a)(b)	17,050	423,523
AllianzGI Global Commodity Equity (a)(b)	54,474	1,060,059
AllianzGI Global Managed Volatility (a)(b)	61,201	1,058,772
AllianzGI Income & Growth (a)(b)	111,763	1,473,038
AllianzGI International Managed Volatility (a)(b)	96,699	1,397,297
AllianzGI International Small-Cap (a)(b)	26,468	1,088,094
AllianzGI NFJ Dividend Value (a)(b)	92,367	1,480,646
AllianzGI NFJ Global Dividend Value (a)(b)	80,037	1,691,975
AllianzGI NFJ International Small-Cap Value (a)(b)	23,485	510,569
AllianzGI NFJ International Value (a)(b)	95,210	2,204,100
AllianzGI NFJ Mid-Cap Value (a)(b)	66,923	1,687,786
AllianzGI Short Duration High Income (a)(b)	131,449	2,100,552
AllianzGI U.S. Managed Volatility (a)(b)	144,014	2,119,889
AllianzGI U.S. Small-Cap Growth (a)(b)	33,467	628,178
ING Global Real Estate (c)	44,659	841,818
PIMCO CommoditiesPLUS® Strategy (a)(b)	132,897	1,471,171
PIMCO Commodity RealReturn Strategy (a)(b)	35,618	210,505
PIMCO Floating Income (a)(b)	262,931	2,321,678
PIMCO Income (a)(b)	219,808	2,743,207
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	208,496	1,674,223
PIMCO Mortgage Opportunities (a)(b)	102,209	1,132,473
PIMCO Senior Floating Rate (a)(b)	205,234	2,103,653
PIMCO Short-Term (a)(b)	106,364	1,049,817
Templeton Frontier Markets (d)	46,443	837,361
Wells Fargo Advantage Short-Term High Yield Bond (e)	50,875	420,734

Total Mutual Funds (cost—$35,791,199)		37,940,227

EXCHANGE-TRADED FUNDS—9.3%

iShares Core S&P 500	5,707	1,069,149
iShares MSCI Spain Capped	21,498	853,256
PIMCO 1-5 Year U.S. TIPS Index (a)	37,952	2,019,426

Total Exchange-Traded Funds (cost—$3,841,036)		3,941,831

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $263,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $268,969 including accrued interest (cost—$263,000)	$263	$263,000

Total Investments (cost—$39,895,235)—99.6%		42,145,058

Other assets less liabilities—0.4%		168,338

Net Assets—100.0%		$42,313,396

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—90.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	66,488	$1,559,154
AllianzGI Best Styles Global Equity (a)(b)	179,988	2,768,215
AllianzGI Emerging Markets Opportunities (a)(b)	23,896	593,588
AllianzGI Global Commodity Equity (a)(b)	50,908	990,664
AllianzGI Global Managed Volatility (a)(b)	57,194	989,463
AllianzGI Income & Growth (a)(b)	134,289	1,769,931
AllianzGI International Managed Volatility (a)(b)	90,368	1,305,823
AllianzGI International Small-Cap (a)(b)	30,603	1,258,074
AllianzGI NFJ Dividend Value (a)(b)	98,652	1,581,396
AllianzGI NFJ Global Dividend Value (a)(b)	84,158	1,779,103
AllianzGI NFJ International Small-Cap Value (a)(b)	36,580	795,246
AllianzGI NFJ International Value (a)(b)	97,531	2,257,842
AllianzGI NFJ Mid-Cap Value (a)(b)	71,923	1,813,905
AllianzGI Short Duration High Income (a)(b)	122,845	1,963,070
AllianzGI U.S. Managed Volatility (a)(b)	134,587	1,981,116
AllianzGI U.S. Small-Cap Growth (a)(b)	37,531	704,465
ING Global Real Estate (c)	41,736	786,727
PIMCO CommoditiesPLUS® Strategy (a)(b)	141,942	1,571,302
PIMCO Commodity RealReturn Strategy (a)(b)	66,574	393,454
PIMCO Floating Income (a)(b)	245,723	2,169,735
PIMCO Income (a)(b)	158,017	1,972,054
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	277,660	2,229,612
PIMCO Mortgage Opportunities (a)(b)	57,580	637,982
PIMCO Senior Floating Rate (a)(b)	115,082	1,179,587
Templeton Frontier Markets (d)	47,744	860,818

Total Mutual Funds (cost—$33,182,788)		35,912,326

EXCHANGE-TRADED FUNDS—8.2%

iShares Core S&P 500	7,018	1,314,752
iShares MSCI Spain Capped	20,034	795,150
PIMCO 1-5 Year U.S. TIPS Index (a)	21,221	1,129,169

Total Exchange-Traded Funds (cost—$3,132,164)		3,239,071

	Principal Amount (000s)	Value*

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $346,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $353,906 including accrued interest (cost—$346,000)	$346	$346,000

Total Investments (cost—$36,660,952)—99.8%		39,497,397

Other assets less liabilities—0.2%		89,529

Net Assets—100.0%		$39,586,926

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—93.6%

AllianzGI Behavioral Advantage Large Cap (a)(b)	45,027	$1,055,889
AllianzGI Best Styles Global Equity (a)(b)	109,776	1,688,349
AllianzGI Emerging Markets Opportunities (a)(b)	12,757	316,882
AllianzGI Global Commodity Equity (a)(b)	28,259	549,928
AllianzGI Global Managed Volatility (a)(b)	36,638	633,835
AllianzGI Income & Growth (a)(b)	71,687	944,841
AllianzGI International Managed Volatility (a)(b)	51,152	739,147
AllianzGI International Small-Cap (a)(b)	20,667	849,615
AllianzGI NFJ Dividend Value (a)(b)	59,243	949,658
AllianzGI NFJ Global Dividend Value (a)(b)	47,911	1,012,837
AllianzGI NFJ International Small-Cap Value (a)(b)	19,527	424,515
AllianzGI NFJ International Value (a)(b)	54,791	1,268,407
AllianzGI NFJ Mid-Cap Value (a)(b)	37,559	947,241
AllianzGI Short Duration High Income (a)(b)	65,581	1,047,978
AllianzGI U.S. Managed Volatility (a)(b)	71,870	1,057,926
AllianzGI U.S. Small-Cap Growth (a)(b)	22,261	417,830
ING Global Real Estate (c)	22,282	420,018
PIMCO CommoditiesPLUS® Strategy (a)(b)	79,566	880,793
PIMCO Commodity RealReturn Strategy (a)(b)	35,540	210,044
PIMCO Floating Income (a)(b)	131,174	1,158,266
PIMCO Income (a)(b)	67,486	842,225
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	148,221	1,190,218
PIMCO Mortgage Opportunities (a)(b)	28,424	314,939
PIMCO Senior Floating Rate (a)(b)	40,957	419,807
Templeton Frontier Markets (d)	25,487	459,536

Total Mutual Funds (cost—$18,338,628)		19,800,724

EXCHANGE-TRADED FUNDS—5.2%

iShares Core S&P 500	3,675	688,475
iShares MSCI Spain Capped	10,492	416,427

Total Exchange-Traded Funds (cost—$1,050,957)		1,104,902

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $147,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $151,000 including accrued interest (cost—$147,000)	$147	$147,000

Total Investments (cost—$19,536,585)—99.5%		21,052,626

Other assets less liabilities—0.5%		103,622

Net Assets—100.0%		$21,156,248

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2050 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	39,631	$929,337
AllianzGI Best Styles Global Equity (a)(b)	108,342	1,666,307
AllianzGI Emerging Markets Opportunities (a)(b)	14,861	369,145
AllianzGI Global Commodity Equity (a)(b)	28,577	556,108
AllianzGI Global Managed Volatility (a)(b)	32,147	556,150
AllianzGI Income & Growth (a)(b)	69,911	921,421
AllianzGI International Managed Volatility (a)(b)	44,824	647,711
AllianzGI International Small-Cap (a)(b)	18,229	749,415
AllianzGI NFJ Dividend Value (a)(b)	57,739	925,560
AllianzGI NFJ Global Dividend Value (a)(b)	43,702	923,856
AllianzGI NFJ International Small-Cap Value (a)(b)	18,004	391,409
AllianzGI NFJ International Value (a)(b)	47,799	1,106,542
AllianzGI NFJ Mid-Cap Value (a)(b)	36,664	924,671
AllianzGI Short Duration High Income (a)(b)	46,221	738,614
AllianzGI U.S. Managed Volatility (a)(b)	66,766	982,790
AllianzGI U.S. Small-Cap Growth (a)(b)	21,444	402,499
ING Global Real Estate (c)	19,681	370,992
PIMCO CommoditiesPLUS® Strategy (a)(b)	70,222	777,353
PIMCO Commodity RealReturn Strategy (a)(b)	31,311	185,045
PIMCO Floating Income (a)(b)	105,058	927,661
PIMCO Income (a)(b)	51,943	648,247
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	137,294	1,102,469
PIMCO Mortgage Opportunities (a)(b)	16,695	184,983
Templeton Frontier Markets (d)	25,588	461,355

Total Mutual Funds (cost—$15,671,319)		17,449,640

EXCHANGE-TRADED FUNDS—4.9%

iShares Core S&P 500	2,910	545,159
iShares MSCI Spain Capped	9,135	362,568

Total Exchange-Traded Funds (cost—$864,085)		907,727

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $225,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $232,475 including accrued interest (cost—$225,000)	$225	$225,000

Total Investments (cost—$16,760,404)—100.4%		18,582,367

Liabilities in excess of other assets—(0.4)%		(74,111)

Net Assets—100.0%		$18,508,256

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGl Retirement 2055 Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	12,574	$294,860
AllianzGI Best Styles Global Equity (a)(b)	34,329	527,981
AllianzGI Emerging Markets Opportunities (a)(b)	4,729	117,462
AllianzGI Global Commodity Equity (a)(b)	9,016	175,452
AllianzGI Global Managed Volatility (a)(b)	10,166	175,877
AllianzGI Income & Growth (a)(b)	22,174	292,254
AllianzGI International Managed Volatility (a)(b)	14,162	204,635
AllianzGI International Small-Cap (a)(b)	5,724	235,309
AllianzGI NFJ Dividend Value (a)(b)	18,229	292,207
AllianzGI NFJ Global Dividend Value (a)(b)	13,808	291,908
AllianzGI NFJ International Small-Cap Value (a)(b)	5,691	123,724
AllianzGI NFJ International Value (a)(b)	15,087	349,269
AllianzGI NFJ Mid-Cap Value (a)(b)	11,586	292,201
AllianzGI Short Duration High Income (a)(b)	14,601	233,318
AllianzGI U.S. Managed Volatility (a)(b)	21,189	311,896
AllianzGI U.S. Small-Cap Growth (a)(b)	6,849	128,549
ING Global Real Estate (c)	6,196	116,799
PIMCO CommoditiesPLUS® Strategy (a)(b)	22,035	243,932
PIMCO Commodity RealReturn Strategy (a)(b)	9,879	58,383
PIMCO Floating Income (a)(b)	33,110	292,362
PIMCO Income (a)(b)	16,453	205,336
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	43,154	346,526
PIMCO Mortgage Opportunities (a)(b)	5,277	58,467
Templeton Frontier Markets (d)	8,001	144,260

Total Mutual Funds (cost—$4,860,238)		5,512,967

EXCHANGE-TRADED FUNDS—4.9%

iShares Core S&P 500	925	173,289
iShares MSCI Spain Capped	2,904	115,260

Total Exchange-Traded Funds (cost—$274,624)		288,549

Total Investments (cost—$5,134,862)—98.9%		5,801,516

Other assets less liabilities—1.1%		64,094

Net Assets—100.0%		$5,865,610

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement Income Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—83.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	25,490	$597,742
AllianzGI Best Styles Global Equity (a)(b)	62,356	959,041
AllianzGI Global Commodity Equity (a)(b)	16,447	320,059
AllianzGI Global Managed Volatility (a)(b)	18,481	319,726
AllianzGI Income & Growth (a)(b)	72,323	953,221
AllianzGI International Managed Volatility (a)(b)	22,121	319,648
AllianzGI International Small-Cap (a)(b)	7,459	306,653
AllianzGI NFJ Dividend Value (a)(b)	29,884	479,035
AllianzGI NFJ Global Dividend Value (a)(b)	15,106	319,337
AllianzGI NFJ International Small-Cap Value (a)(b)	7,387	160,601
AllianzGI NFJ International Value (a)(b)	27,659	640,303
AllianzGI NFJ Mid-Cap Value (a)(b)	18,945	477,802
AllianzGI Short Duration High Income (a)(b)	99,234	1,585,761
AllianzGI U.S. Managed Volatility (a)(b)	54,315	799,518
ING Global Real Estate (c)	25,286	476,640
PIMCO CommoditiesPLUS® Strategy (a)(b)	42,998	475,988
PIMCO Floating Income (a)(b)	144,382	1,274,893
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	133,993	1,429,710
PIMCO Income (a)(b)	255,351	3,186,776
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	98,373	789,933
PIMCO Mortgage Opportunities (a)(b)	172,052	1,906,333
PIMCO Real Return (a)(b)	280,214	3,155,213
PIMCO Senior Floating Rate (a)(b)	154,954	1,588,274
PIMCO Short-Term (a)(b)	289,080	2,853,216
Templeton Frontier Markets (d)	19,282	347,649
Wells Fargo Advantage Short-Term High Yield Bond (e)	115,233	952,973

Total Mutual Funds (cost—$25,216,379)		26,676,045

EXCHANGE-TRADED FUNDS—15.4%

iShares Core S&P 500	3,603	674,986
iShares MSCI Spain Capped	5,934	235,520
PIMCO 1-5 Year U.S. TIPS Index (a)	74,860	3,983,301

Total Exchange-Traded Funds (cost—$4,829,316)		4,893,807

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $214,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $221,781 including accrued interest (cost—$214,000)	$214	$214,000

Total Investments (cost—$30,259,695)—99.8%		31,783,852

Other assets less liabilities—0.2%		72,681

Net Assets—100.0%		$31,856,533

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Global Allocation Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—95.5%

AllianzGI Behavioral Advantage Large Cap (a)(b)	363,052	$8,513,578
AllianzGI Best Styles Global Equity (a)(b)	562,067	8,644,593
AllianzGI Emerging Markets Opportunities (a)(b)	172,924	4,295,420
AllianzGI Global Commodity Equity (a)(b)	220,797	4,296,719
AllianzGI Global Managed Volatility (a)(b)	374,513	6,479,073
AllianzGI Income & Growth (a)(b)	327,131	4,311,585
AllianzGI International Managed Volatility (a)(b)	597,706	8,636,849
AllianzGI International Small-Cap (a)(b)	211,330	8,687,778
AllianzGI NFJ Dividend Value (a)(b)	504,403	8,085,586
AllianzGI NFJ Global Dividend Value (a)(b)	561,319	11,866,293
AllianzGI NFJ International Small-Cap Value (a)(b)	100,168	2,177,646
AllianzGI NFJ International Value (a)(b)	556,132	12,874,453
AllianzGI NFJ Mid-Cap Value (a)(b)	251,909	6,353,143
AllianzGI Short Duration High Income (a)(b)	606,074	9,685,055
AllianzGI U.S. Managed Volatility (a)(b)	601,653	8,856,325
AllianzGI U.S. Small-Cap Growth (a)(b)	113,946	2,138,764
ING Global Real Estate (c)	115,206	2,171,635
PIMCO CommoditiesPLUS® Strategy (a)(b)	582,368	6,446,809
PIMCO Floating Income (a)(b)	1,221,734	10,787,914
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	604,915	6,454,445
PIMCO Income (a)(b)	1,384,488	17,278,407
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	1,329,375	10,674,879
PIMCO Mortgage Opportunities (a)(b)	583,893	6,469,538
PIMCO Senior Floating Rate (a)(b)	628,465	6,441,770
PIMCO Short-Term (a)(b)	1,527,043	15,071,918
Templeton Frontier Markets (d)	59,560	1,073,862
Wells Fargo Advantage Short-Term High Yield Bond (e)	782,598	6,472,088

Total Mutual Funds (cost—$181,591,327)		205,246,125

EXCHANGE-TRADED FUNDS—4.5%

iShares Core S&P 500	23,421	4,387,690
iShares MSCI Spain Capped	135,260	5,368,470

Total Exchange-Traded Funds (cost—$9,247,129)		9,756,160

	Principal Amount (000s)	Value*

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $734,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $750,281 including accrued interest (cost—$734,000)	$734	$734,000

Total Investments (cost—$191,572,456)—100.3%		215,736,285

Liabilities in excess of other assets—(0.3)%		(707,843)

Net Assets—100.0%		$215,028,442

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Administrator Class share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Global Growth Allocation Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—93.9%

AllianzGI Behavioral Advantage Large Cap (a)(b)	13,992	$328,101
AllianzGI Best Styles Global Equity (a)(b)	34,548	531,343
AllianzGI Emerging Markets Opportunities (a)(b)	6,167	153,197
AllianzGI Global Commodity Equity (a)(b)	10,226	198,989
AllianzGI Global Managed Volatility (a)(b)	15,374	265,962
AllianzGI Income & Growth (a)(b)	12,575	165,732
AllianzGI International Managed Volatility (a)(b)	18,356	265,240
AllianzGI International Small-Cap (a)(b)	6,437	264,623
AllianzGI NFJ Dividend Value (a)(b)	8,269	132,558
AllianzGI NFJ Emerging Markets Value (a)(b)	4,503	67,235
AllianzGI NFJ Global Dividend Value (a)(b)	12,528	264,842
AllianzGI NFJ International Small-Cap Value (a)(b)	12,295	267,283
AllianzGI NFJ International Value (a)(b)	17,110	396,091
AllianzGI NFJ Mid-Cap Value (a)(b)	11,826	298,258
AllianzGI Short Duration High Income (a)(b)	12,420	198,466
AllianzGI U.S. Managed Volatility (a)(b)	27,138	399,479
AllianzGI Ultra Micro Cap (a)(b)	8,998	234,214
ING Global Real Estate (c)	3,514	66,236
PIMCO CommoditiesPLUS® Strategy (a)(b)	17,851	197,613
PIMCO Commodity RealReturn Strategy (a)(b)	11,204	66,217
PIMCO Income (a)(b)	18,654	232,803
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	48,941	392,995
PIMCO Mortgage Opportunities (a)(b)	11,969	132,618
PIMCO Short-Term (a)(b)	50,182	495,301
Templeton Frontier Markets (d)	10,890	196,338

Total Mutual Funds (cost—$5,310,096)		6,211,734

EXCHANGE-TRADED FUNDS—5.6%

iShares Core S&P 500	1,083	202,889
iShares MSCI Spain Capped	4,172	165,587

Total Exchange-Traded Funds (cost—$352,810)		368,476

Total Investments (cost—$5,662,906)—99.5%		6,580,210

Other assets less liabilities—0.5%		34,696

Net Assets—100.0%		$6,614,906

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Aerospace & Defense—5.0%
Boeing Co.	5,400	$696,168
Exelis, Inc.	4,000	81,720
General Dynamics Corp.	3,600	394,344
Hexcel Corp. (a)	1,200	54,000
Honeywell International, Inc.	4,200	396,648
Huntington Ingalls Industries, Inc.	900	91,197
L-3 Communications Holdings, Inc.	950	109,630
Lockheed Martin Corp.	4,050	657,315
Northrop Grumman Corp.	2,950	357,038
Precision Castparts Corp.	400	103,152
Raytheon Co.	4,700	460,177
United Technologies Corp.	5,000	585,100

		3,986,489

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.	1,400	55,314
FedEx Corp.	900	119,997
United Parcel Service, Inc., Class B	8,300	794,891

		970,202

Airlines—1.3%
Alaska Air Group, Inc.	1,100	95,304
Allegiant Travel Co.	400	39,704
Delta Air Lines, Inc.	13,350	443,354
Southwest Airlines Co.	10,300	231,132
Spirit Airlines, Inc. (a)	1,700	96,016
United Continental Holdings, Inc. (a)	3,600	161,856

		1,067,366

Auto Components—0.5%
Allison Transmission Holdings, Inc.	1,800	53,604
BorgWarner, Inc.	1,600	98,320
Delphi Automotive PLC	1,300	86,541
Gentex Corp.	2,100	65,877
Lear Corp.	1,200	97,440

		401,782

Automobiles—0.6%
Tesla Motors, Inc. (a)	1,900	465,139

Beverages—0.8%
Brown-Forman Corp., Class B	900	75,420
Coca-Cola Co.	2,300	87,860
Coca-Cola Enterprises, Inc.	1,600	75,328
Dr. Pepper Snapple Group, Inc.	1,400	72,954
Molson Coors Brewing Co., Class B	2,200	125,026
Monster Beverage Corp. (a)	2,000	148,000
PepsiCo, Inc.	650	52,046

		636,634

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc. (a)	2,400	424,320
Amgen, Inc.	3,750	465,075
Biogen Idec, Inc. (a)	1,700	579,156
Celgene Corp. (a)	2,750	442,062
Gilead Sciences, Inc. (a)	3,800	314,602
Myriad Genetics, Inc. (a)	2,600	94,146
Pharmacyclics, Inc. (a)	300	41,598
Puma Biotechnology, Inc. (a)	400	46,504
Regeneron Pharmaceuticals, Inc. (a)	700	232,750
Seattle Genetics, Inc. (a)	1,000	52,590
United Therapeutics Corp. (a)	700	70,994

		2,763,797

Building Products—0.1%
AO Smith Corp.	900	44,730
Lennox International, Inc.	600	55,128

		99,858

	Shares	Value*

Capital Markets—1.9%
Ameriprise Financial, Inc.	1,850	$201,631
Bank of New York Mellon Corp.	5,900	188,800
Charles Schwab Corp.	8,400	222,684
Federated Investors, Inc., Class B	1,700	46,580
Financial Engines, Inc.	800	45,208
Franklin Resources, Inc.	1,750	93,188
LPL Financial Holdings, Inc.	1,600	85,888
Northern Trust Corp.	1,300	80,405
SEI Investments Co.	2,250	75,533
State Street Corp.	2,300	151,041
T Rowe Price Group, Inc.	800	64,936
TD Ameritrade Holding Corp.	5,700	190,551
Waddell & Reed Financial, Inc., Class A	1,400	97,580

		1,544,025

Chemicals—2.1%
CF Industries Holdings, Inc.	900	225,810
Cytec Industries, Inc.	600	56,802
Dow Chemical Co.	4,300	209,453
EI du Pont de Nemours & Co.	3,200	213,184
International Flavors & Fragrances, Inc.	800	75,032
LyondellBasell Industries NV, Class A	2,000	176,160
Monsanto Co.	550	60,511
NewMarket Corp.	200	73,934
PPG Industries, Inc.	1,183	234,021
Praxair, Inc.	650	84,741
Rockwood Holdings, Inc.	2,000	157,760
Scotts Miracle-Gro Co., Class A	900	51,399
Sigma-Aldrich Corp.	900	84,969

		1,703,776

Commercial Banks—3.3%
Comerica, Inc.	1,700	81,906
Cullen/Frost Bankers, Inc.	700	52,248
East West Bancorp, Inc.	2,000	71,380
Fifth Third Bancorp	6,200	134,509
First Citizens BancShares, Inc., Class A	200	44,878
Hancock Holding Co.	1,300	44,798
Home BancShares, Inc.	1,600	53,696
KeyCorp	3,900	51,363
PNC Financial Services Group, Inc.	800	65,424
Regions Financial Corp.	6,100	64,904
SVB Financial Group (a)	700	88,137
U.S. Bancorp	6,750	277,695
Wells Fargo & Co.	33,700	1,564,354
Western Alliance Bancorp (a)	2,100	48,636

		2,643,928

Commercial Services & Supplies—0.6%
Cintas Corp.	1,100	66,726
Pitney Bowes, Inc.	5,100	129,795
Rollins, Inc.	2,300	68,678
RR Donnelley & Sons Co.	2,900	55,477
Tyco International Ltd.	2,700	113,886
West Corp.	3,000	75,360

		509,922

Communications Equipment—1.6%
Brocade Communications Systems, Inc. (a)	7,600	72,732
Cisco Systems, Inc.	7,300	159,140
Harris Corp.	1,900	140,258
Motorola Solutions, Inc.	2,100	139,020
Polycom, Inc. (a)	3,600	48,096
QUALCOMM, Inc.	9,200	692,668
Ubiquiti Networks, Inc. (a)	800	39,528

		1,291,442

Construction & Engineering—0.1%
Fluor Corp.	700	54,383
Primoris Services Corp.	1,600	50,032

		104,415

Consumer Finance—1.3%
American Express Co.	4,550	415,324
Capital One Financial Corp.	3,700	271,691

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Credit Acceptance Corp. (a)	400	$55,256
Discover Financial Services	4,050	232,389
Springleaf Holdings, Inc. (a)	2,200	61,974

		1,036,634

Containers & Packaging—0.4%
Aptargroup, Inc.	800	52,936
Avery Dennison Corp.	1,000	49,820
Packaging Corp. of America	1,100	80,179
Sealed Air Corp.	1,600	54,464
Sonoco Products Co.	1,900	79,762

		317,161

Distributors—0.1%
Genuine Parts Co.	850	74,877

Diversified Consumer Services—0.4%
Apollo Group, Inc., Class A (a)	4,300	143,319
Grand Canyon Education, Inc. (a)	1,300	61,620
H&R Block, Inc.	2,950	93,338

		298,277

Diversified Financial Services—2.8%
Bank of America Corp.	24,700	408,291
CBOE Holdings, Inc.	3,000	162,090
ING US, Inc.	2,900	104,023
JPMorgan Chase & Co.	15,100	857,982
MarketAxess Holdings, Inc.	900	53,136
McGraw Hill Financial, Inc.	5,600	446,096
Moody’s Corp.	2,350	185,650
MSCI, Inc. (a)	1,100	48,081

		2,265,349

Diversified Telecommunication Services—1.2%
AT&T, Inc.	19,950	637,004
CenturyLink, Inc.	3,700	115,662
Frontier Communications Corp.	18,200	88,816
Level 3 Communications, Inc. (a)	2,000	73,640
Time Warner Telecom, Inc. (a)	1,800	55,098

		970,220

Electric Utilities—0.2%
Edison International	2,400	125,688
OGE Energy Corp.	1,600	57,600

		183,288

Electrical Equipment—0.7%
Acuity Brands, Inc.	600	84,630
AMETEK, Inc.	1,350	71,874
Babcock & Wilcox Co.	1,800	59,328
Emerson Electric Co.	2,950	192,517
Hubbell, Inc., Class B	550	65,747
Rockwell Automation, Inc.	900	110,556

		584,652

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp., Class A	950	83,619
CDW Corp.	6,200	162,254
Corning, Inc.	7,000	134,890
FEI Co.	600	61,590
Ingram Micro, Inc., Class A (a)	2,800	82,460
TE Connectivity Ltd.	3,900	228,462

		753,275

Energy Equipment & Services—0.7%
Frank’s International NV	3,300	78,012
Helix Energy Solutions Group, Inc. (a)	1,900	44,916
Nabors Industries Ltd.	4,700	108,194
Patterson-UTI Energy, Inc.	2,000	58,220
Schlumberger Ltd.	2,600	241,800
SEACOR Holdings, Inc. (a)	600	53,076

		584,218

	Shares	Value*

Food & Staples Retailing—3.0%
Costco Wholesale Corp.	1,300	$151,840
CVS Caremark Corp.	2,600	190,164
Kroger Co.	4,100	171,954
Rite Aid Corp. (a)	6,800	44,812
Safeway, Inc.	4,800	179,760
Sprouts Farmers Market, Inc. (a)	1,300	50,726
SUPERVALU, Inc. (a)	42,700	276,269
Sysco Corp.	1,400	50,428
Wal-Mart Stores, Inc.	13,600	1,015,920
Walgreen Co.	3,800	258,210

		2,390,083

Food Products—2.2%
Archer-Daniels-Midland Co.	12,900	523,740
Bunge Ltd.	1,900	151,259
General Mills, Inc.	2,100	105,063
Green Mountain Coffee Roasters, Inc.	1,400	153,692
Hershey Co.	900	95,238
Hormel Foods Corp.	2,150	102,017
Lancaster Colony Corp.	600	54,120
Mead Johnson Nutrition Co.	950	77,473
Mondelez International, Inc., Class A	3,200	108,896
Pilgrim’s Pride Corp. (a)	3,900	68,367
Pinnacle Foods, Inc.	2,100	59,472
Sanderson Farms, Inc.	600	46,104
Tyson Foods, Inc., Class A	5,600	220,920

		1,766,361

Gas Utilities—0.1%
National Fuel Gas Co.	700	52,584

Health Care Equipment & Supplies—2.2%
Abbott Laboratories	6,550	260,559
Align Technology, Inc. (a)	1,300	68,029
Becton Dickinson and Co.	1,200	138,264
Boston Scientific Corp. (a)	3,900	51,090
Covidien PLC	3,350	241,032
CR Bard, Inc.	800	115,328
Globus Medical, Inc., Class A (a)	3,600	85,176
IDEXX Laboratories, Inc. (a)	600	75,540
Medtronic, Inc.	4,800	284,448
NuVasive, Inc. (a)	1,400	51,450
St. Jude Medical, Inc.	1,100	74,052
Stryker Corp.	1,650	132,396
Varian Medical Systems, Inc. (a)	900	75,447
West Pharmaceutical Services, Inc.	1,100	50,138
Zimmer Holdings, Inc.	700	65,688

		1,768,637

Health Care Providers & Services—3.5%
Cardinal Health, Inc.	3,900	278,967
Centene Corp. (a)	700	44,576
Express Scripts Holding Co. (a)	5,200	391,612
HCA Holdings, Inc. (a)	3,150	161,280
Health Net, Inc. (a)	1,400	47,670
HealthSouth Corp.	1,700	55,556
Henry Schein, Inc. (a)	750	89,280
Humana, Inc.	2,000	224,920
McKesson Corp.	2,600	460,330
MEDNAX, Inc. (a)	900	54,738
Molina Healthcare, Inc. (a)	1,300	48,984
UnitedHealth Group, Inc.	7,200	556,344
WellPoint, Inc.	4,400	398,596

		2,812,853

Health Care Technology—0.2%
athenahealth, Inc. (a)	300	58,161
Cerner Corp. (a)	1,400	85,918

		144,079

Hotels, Restaurants & Leisure—1.7%
Bloomin’ Brands, Inc. (a)	1,800	45,252
Brinker International, Inc.	1,100	60,500
Burger King Worldwide, Inc.	2,000	53,160
Chipotle Mexican Grill, Inc. (a)	400	226,084
Choice Hotels International, Inc.	1,700	83,011

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Cracker Barrel Old Country Store, Inc.	400	$39,780
Domino’s Pizza, Inc.	1,550	122,543
Interval Leisure Group, Inc.	1,700	46,223
Las Vegas Sands Corp.	600	51,150
Marriott International, Inc., Class A	3,350	181,670
McDonald’s Corp.	1,790	170,319
Panera Bread Co., Class A (a)	600	108,792
Papa John’s International, Inc.	1,000	50,900
Yum! Brands, Inc.	1,800	133,344

		1,372,728

Household Durables—0.4%
Garmin Ltd.	1,700	91,222
Harman International Industries, Inc.	1,100	115,203
Newell Rubbermaid, Inc.	1,700	54,587
NVR, Inc. (a)	50	59,600

		320,612

Household Products—0.9%
Colgate-Palmolive Co.	4,800	301,584
Kimberly-Clark Corp.	2,950	325,533
Procter & Gamble Co.	1,200	94,392

		721,509

Independent Power Producers & Energy Traders—0.2%
AES Corp.	7,300	99,645
Dynegy, Inc. (a)	2,700	63,153

		162,798

Industrial Conglomerates—1.6%
3M Co.	5,000	673,650
Danaher Corp.	3,400	260,066
General Electric Co.	12,850	327,290

		1,261,006

Insurance—4.5%
Aflac, Inc.	4,200	269,136
Allstate Corp.	3,950	214,327
American Financial Group, Inc.	1,200	68,592
American International Group, Inc.	2,800	139,356
American National Insurance Co.	600	68,094
Amtrust Financial Services, Inc.	1,800	68,040
Aon PLC	1,300	111,280
Arch Capital Group Ltd. (a)	900	50,508
Arthur J Gallagher & Co.	1,100	50,820
Assurant, Inc.	800	52,504
Axis Capital Holdings Ltd.	1,000	43,970
CNA Financial Corp.	1,900	78,831
Everest Re Group Ltd.	400	59,696
Hanover Insurance Group, Inc.	700	41,188
Hartford Financial Services Group, Inc.	2,600	91,494
Hilltop Holdings, Inc. (a)	3,400	83,334
Marsh & McLennan Cos., Inc.	2,850	137,256
MBIA, Inc. (a)	10,800	146,340
MetLife, Inc.	11,600	587,772
PartnerRe Ltd.	600	59,328
Principal Financial Group, Inc.	1,300	58,955
Progressive Corp.	2,850	69,796
Prudential Financial, Inc.	6,000	507,480
Reinsurance Group of America, Inc.	800	61,592
StanCorp Financial Group, Inc.	900	59,562
Symetra Financial Corp.	3,200	63,040
Torchmark Corp.	1,200	93,012
Travelers Cos., Inc.	1,550	129,952
Unum Group	2,600	90,428

		3,555,683

Internet & Catalog Retail—2.1%
Amazon.com, Inc. (a)	1,000	362,100
Expedia, Inc.	2,000	157,060
Liberty Interactive Corp., Class A (a)	1,200	35,040
Liberty Ventures, Ser. A (a)	700	99,757
Netflix, Inc. (a)	700	311,941
priceline.com, Inc. (a)	425	573,257

	Shares	Value*

TripAdvisor, Inc. (a)	1,400	$140,336

		1,679,491

Internet Software & Services—2.3%
Akamai Technologies, Inc. (a)	1,200	73,356
CoStar Group, Inc. (a)	300	60,312
DealerTrack Holdings, Inc. (a)	1,000	54,070
Facebook, Inc., Class A (a)	9,200	629,832
Google, Inc., Class A (a)	765	929,972
Shutterstock, Inc. (a)	700	69,566
WebMD Health Corp. (a)	1,200	53,292

		1,870,400

IT Services—6.1%
Accenture PLC, Class A	6,100	508,435
Acxiom Corp. (a)	1,800	67,014
Amdocs Ltd.	1,650	73,392
Automatic Data Processing, Inc.	3,100	241,118
Booz Allen Hamilton Holding Corp.	2,700	56,781
Broadridge Financial Solutions, Inc.	2,100	79,296
Cognizant Technology Solutions Corp., Class A (a)	1,800	187,308
Computer Sciences Corp.	1,100	69,520
Convergys Corp.	2,100	42,987
CoreLogic, Inc. (a)	1,400	45,640
DST Systems, Inc.	900	84,582
Euronet Worldwide, Inc. (a)	1,100	42,086
Fidelity National Information Services, Inc.	900	50,049
Fiserv, Inc. (a)	1,200	69,660
Gartner, Inc. (a)	2,600	180,856
Global Payments, Inc.	900	63,297
International Business Machines Corp.	3,800	703,646
Jack Henry & Associates, Inc.	1,200	69,756
Leidos Holdings, Inc.	1,075	48,009
Mastercard, Inc., Class A	10,850	843,262
MAXIMUS, Inc.	1,000	47,790
Paychex, Inc.	3,250	135,720
Sapient Corp. (a)	3,000	52,230
Syntel, Inc. (a)	900	84,924
Visa, Inc., Class A	4,300	971,542
Western Union Co.	4,900	81,977

		4,900,877

Leisure Equipment & Products—0.1%
Polaris Industries, Inc.	400	53,612

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	1,000	56,930
Covance, Inc. (a)	400	41,424
Illumina, Inc. (a)	1,700	291,533
Mettler-Toledo International, Inc. (a)	150	36,864
PAREXEL International Corp. (a)	900	48,213
Quintiles Transnational Holdings, Inc. (a)	2,400	129,960
Thermo Fisher Scientific, Inc.	1,100	136,994
Waters Corp. (a)	600	66,840

		808,758

Machinery—1.3%
Cummins, Inc.	600	87,552
Donaldson Co., Inc.	1,400	59,976
Flowserve Corp.	700	56,847
Graco, Inc.	600	46,818
IDEX Corp.	1,000	75,070
Illinois Tool Works, Inc.	2,100	173,250
Ingersoll-Rand PLC	1,250	76,425
ITT Corp.	1,300	57,070
Lincoln Electric Holdings, Inc.	1,000	74,970
PACCAR, Inc.	1,000	65,840
Pall Corp.	650	55,900
Toro Co.	1,000	66,230
WABCO Holdings, Inc. (a)	1,000	102,450

		998,398

Marine—0.1%
Kirby Corp. (a)	600	62,766

Media—4.0%
Cablevision Systems Corp., Class A	6,400	112,640

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

CBS Corp., Class B	1,350	$90,558
Comcast Corp., Class A	3,200	165,408
DIRECTV (a)	7,650	593,640
DISH Network Corp., Class A (a)	2,400	141,216
Graham Holdings Co., Class B	100	71,870
Interpublic Group of Cos., Inc.	4,600	81,512
John Wiley & Sons, Inc., Class A	1,100	63,833
Liberty Media Corp., Class A (a)	700	96,012
Live Nation Entertainment, Inc. (a)	2,400	54,456
Morningstar, Inc.	850	71,111
Scripps Networks Interactive, Inc., Class A	800	64,992
Thomson Reuters Corp.	3,800	130,492
Twenty-First Century Fox, Inc.	4,100	137,514
Viacom, Inc., Class B	3,550	311,442
Walt Disney Co.	12,550	1,014,165

		3,200,861

Metals & Mining—0.1%
Alcoa, Inc.	3,700	43,438
Cliffs Natural Resources, Inc.	2,000	40,060

		83,498

Multi-line Retail—0.2%
Macy’s, Inc.	3,200	185,152

Multi-Utilities—0.5%
Ameren Corp.	1,800	72,738
Black Hills Corp.	800	45,368
CenterPoint Energy, Inc.	4,400	104,060
MDU Resources Group, Inc.	2,100	71,316
Public Service Enterprise Group, Inc.	2,200	80,652
Vectren Corp.	1,200	46,164

		420,298

Office Electronics—0.2%
Xerox Corp.	8,300	91,217
Zebra Technologies Corp., Class A (a)	900	62,091

		153,308

Oil, Gas & Consumable Fuels—5.2%
Antero Resources Corp. (a)	900	54,306
Apache Corp.	700	55,503
Chesapeake Energy Corp.	6,200	160,642
Chevron Corp.	4,730	545,511
ConocoPhillips	6,990	464,835
Continental Resources, Inc. (a)	300	35,856
Devon Energy Corp.	800	51,536
EOG Resources, Inc.	1,000	189,420
EQT Corp.	1,000	102,290
Exxon Mobil Corp.	16,070	1,547,059
Golar LNG Ltd.	1,300	47,580
Hess Corp.	1,900	152,057
Marathon Petroleum Corp.	1,900	159,600
Matador Resources Co. (a)	1,900	46,094
Occidental Petroleum Corp.	1,600	154,432
Phillips 66	4,000	299,440
SandRidge Energy, Inc. (a)	13,100	84,495

		4,150,656

Paper & Forest Products—0.1%
International Paper Co.	1,700	83,113

Personal Products—0.3%
Herbalife Ltd.	2,000	133,200
Nu Skin Enterprises, Inc., Class A	1,300	108,576

		241,776

Pharmaceuticals—5.3%
AbbVie, Inc.	15,000	763,650
Akorn, Inc. (a)	1,700	43,894
Bristol-Myers Squibb Co.	6,250	336,062
Eli Lilly & Co.	2,400	143,064
Endo Health Solutions, Inc. (a)	1,400	111,748
Jazz Pharmaceuticals PLC (a)	700	106,362
Johnson & Johnson	9,428	868,507
Merck & Co., Inc.	13,600	775,064

	Shares	Value*

Pfizer, Inc.	28,400	$911,924
Questcor Pharmaceuticals, Inc.	1,400	85,050
Salix Pharmaceuticals Ltd. (a)	600	64,752

		4,210,077

Professional Services—0.4%
Corporate Executive Board Co.	600	44,868
Equifax, Inc.	900	63,054
Huron Consulting Group, Inc. (a)	700	46,319
Robert Half International, Inc.	1,200	49,128
Verisk Analytics, Inc., Class A (a)	1,100	70,087

		273,456

Real Estate Investment Trust—0.2%
Brixmor Property Group, Inc.	7,600	167,808

Road & Rail—1.2%
AMERCO	300	69,882
CSX Corp.	4,100	113,611
Heartland Express, Inc.	2,300	46,874
Norfolk Southern Corp.	1,000	91,910
Old Dominion Freight Line, Inc. (a)	900	47,916
Union Pacific Corp.	3,400	613,292

		983,485

Semiconductors & Semiconductor Equipment—2.6%
Analog Devices, Inc.	2,600	132,132
Avago Technologies Ltd.	2,400	148,080
Intel Corp.	25,000	619,000
KLA-Tencor Corp.	1,000	65,150
Linear Technology Corp.	5,400	252,936
Marvell Technology Group Ltd.	4,100	62,689
Micron Technology, Inc. (a)	14,200	343,498
NVIDIA Corp.	4,900	90,062
Skyworks Solutions, Inc. (a)	1,300	46,098
Texas Instruments, Inc.	7,000	314,720

		2,074,365

Software—6.3%
Activision Blizzard, Inc.	15,800	305,730
Adobe Systems, Inc. (a)	2,750	188,677
Aspen Technology, Inc. (a)	1,400	65,730
Autodesk, Inc. (a)	1,400	73,444
Blackbaud, Inc.	1,400	43,848
CA, Inc.	2,800	93,800
Electronic Arts, Inc. (a)	5,800	165,822
FactSet Research Systems, Inc.	600	63,174
Guidewire Software, Inc. (a)	900	48,249
Interactive Intelligence Group, Inc. (a)	600	47,778
Intuit, Inc.	3,600	281,340
Manhattan Associates, Inc. (a)	2,800	106,092
MICROS Systems, Inc. (a)	1,200	66,612
Microsoft Corp.	39,100	1,497,921
NetSuite, Inc. (a)	2,100	241,689
Oracle Corp.	22,000	860,420
Pegasystems, Inc.	1,700	70,771
PTC, Inc. (a)	1,400	55,034
Red Hat, Inc. (a)	2,200	129,778
Salesforce.com, Inc. (a)	900	56,133
ServiceNow, Inc. (a)	1,600	108,896
SS&C Technologies Holdings, Inc. (a)	1,600	61,888
Take-Two Interactive Software, Inc. (a)	2,800	55,356
Ultimate Software Group, Inc. (a)	550	91,300
Verint Systems, Inc. (a)	1,200	56,172
VMware, Inc., Class A (a)	2,200	211,310

		5,046,964

Specialty Retail—3.0%
Advance Auto Parts, Inc.	800	101,888
AutoZone, Inc. (a)	375	201,915
Bed Bath & Beyond, Inc. (a)	1,000	67,820
Best Buy Co., Inc.	4,900	130,487
Container Store Group, Inc. (a)	1,900	68,039
GameStop Corp., Class A	1,700	63,427
Gap, Inc.	2,700	118,125
Home Depot, Inc.	5,800	475,774
L Brands, Inc.	900	50,697

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Lowe’s Cos., Inc.	5,200	$260,156
Murphy USA, Inc. (a)	1,075	43,602
O’Reilly Automotive, Inc. (a)	950	143,307
Ross Stores, Inc.	1,300	94,640
TJX Cos., Inc.	8,200	503,972
Williams-Sonoma, Inc.	900	52,416

		2,376,265

Technology Hardware, Storage & Peripherals—2.3%
Apple, Inc.	550	289,432
Electronics for Imaging, Inc. (a)	1,200	53,520
Hewlett-Packard Co.	30,100	899,388
Lexmark International, Inc., Class A	1,200	50,568
NetApp, Inc.	2,100	84,861
SanDisk Corp.	1,600	118,880
Seagate Technology PLC	3,000	156,570
Western Digital Corp.	2,250	195,727

		1,848,946

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co.	700	58,163
Fossil Group, Inc. (a)	600	68,946
Hanesbrands, Inc.	1,400	102,592
Iconix Brand Group, Inc. (a)	1,400	56,336
Michael Kors Holdings Ltd. (a)	2,000	196,060
NIKE, Inc., Class B	4,300	336,690
Under Armour, Inc., Class A (a)	900	101,835
V.F. Corp.	2,100	123,039

		1,043,661

Thrifts & Mortgage Finance—0.1%
Essent Group Ltd. (a)	1,900	44,080

Tobacco—1.1%
Altria Group, Inc.	5,300	192,178
Philip Morris International, Inc.	6,670	539,670
Reynolds American, Inc.	2,300	116,909
Vector Group Ltd.	3,200	62,496

		911,253

Wireless Telecommunication Services—0.1%
U.S. Cellular Corp.	1,200	43,308

Total Common Stock (cost—$70,563,468)		79,502,291

	Principal Amount (000s)

Repurchase Agreements—10.4%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $8,292,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $8,460,719 including accrued interest (cost—$8,292,000)	$8,292	$8,292,000

Total Investments (cost—$78,855,468)—109.8%		87,794,291

Liabilities in excess of other assets—(9.8)%		(7,815,135)

Net Assets—100.0%		$79,979,156

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—84.8%

Australia—0.1%
Suncorp Group Ltd.	1,764	$19,181

Austria—0.2%
OMV AG	820	37,317
RHI AG	448	14,863

		52,180

Belgium—0.5%
Ageas	2,140	97,895
Barco NV	254	20,088
Delhaize Group S.A.	471	33,820
Econocom Group	345	4,121

		155,924

Bermuda—0.5%
Aspen Insurance Holdings Ltd.	387	14,536
Everest Re Group Ltd.	185	27,609
Montpelier Re Holdings Ltd.	419	11,946
Signet Jewelers Ltd.	1,024	97,843

		151,934

Brazil—0.7%
AMBEV S.A. ADR	5,986	43,099
Banco Bradesco S.A.	1,400	17,458
Banco do Brasil S.A.	2,300	20,342
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	472	20,074
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	16,545
Cia Energetica de Minas Gerais ADR	1,584	9,172
Cielo S.A.	800	21,701
Duratex S.A.	1,600	7,428
JBS S.A.	8,400	26,899
Petroleo Brasileiro S.A. ADR	2,106	23,587
Porto Seguro S.A.	900	12,467
Tractebel Energia S.A.	1,400	19,823

		238,595

Canada—4.2%
Agrium, Inc.	542	49,922
Artis Real Estate Investment Trust REIT	1,300	18,397
Atco Ltd., Class I	606	28,371
Bank of Montreal	1,807	119,031
Bank of Nova Scotia	1,346	76,970
Barrick Gold Corp.	1,242	25,304
BCE, Inc.	1,779	77,599
Canadian Tire Corp. Ltd., Class A	468	42,201
Canfor Corp. (e)	641	17,002
Capstone Infrastructure Corp.	2,034	7,054
Cogeco Cable, Inc.	229	11,199
Corus Entertainment, Inc., Class B	476	10,773
Empire Co., Ltd.	976	62,414
Genworth MI Canada, Inc.	501	16,288
George Weston Ltd.	315	22,877
Home Capital Group, Inc.	188	14,683
Husky Energy, Inc.	2,231	67,839
Imperial Oil Ltd.	2,259	101,638
Linamar Corp.	452	19,647
Magna International, Inc.	846	75,309
Metro, Inc.	502	28,054
National Bank of Canada	1,588	63,732
Norbord, Inc.	505	14,051
Pacific Rubiales Energy Corp.	202	2,782
Royal Bank of Canada	1,716	111,502
Stantec, Inc.	476	29,167
Transcontinental, Inc., Class A	635	8,550
TransForce, Inc.	1,037	21,839
Valeant Pharmaceuticals International, Inc. (e)	1,360	194,131

	Shares	Value*

Westjet Airlines Ltd. (d)	194	$4,466

		1,342,792

Cayman Islands—0.0%
Home Loan Servicing Solutions Ltd. (d)	613	12,579

China—2.0%
Agricultural Bank of China Ltd., Class H	30,000	12,757
Asia Cement China Holdings Corp.	7,000	4,854
Bank of China Ltd., Class H	35,000	14,739
Bank of Communications Co., Ltd., Class H	28,000	17,969
China Citic Bank Corp. Ltd., Class H	36,000	19,444
China Communications Construction Co., Ltd., Class H	29,000	20,326
China Communications Services Corp. Ltd., Class H	32,000	14,998
China Construction Bank Corp., Class H	67,000	46,248
China Lumena New Materials Corp.	62,000	11,047
China Minsheng Banking Corp. Ltd., Class H	15,000	14,973
China Mobile Ltd.	4,500	42,685
China National Building Material Co., Ltd., Class H	6,000	5,757
China Petroleum & Chemical Corp., Class H	92,000	81,439
China Railway Construction Corp. Ltd., Class H	13,000	10,811
China Resources Power Holdings Co., Ltd.	8,000	19,337
China Shanshui Cement Group Ltd.	16,000	5,675
Chongqing Rural Commercial Bank, Class H	11,000	4,589
CNOOC Ltd.	9,000	14,734
Datang International Power Generation Co., Ltd., Class H	46,000	18,585
Great Wall Motor Co., Ltd., Class H	9,500	43,505
Guangdong Investment Ltd.	16,000	16,684
Huaneng Power International, Inc., Class H	4,000	3,580
Industrial & Commercial Bank of China Ltd., Class H	138,000	83,140
Lenovo Group Ltd.	22,000	23,485
Shenzhen Investment Ltd.	34,000	11,406
Shimao Property Holdings Ltd.	9,500	19,115
Skyworth Digital Holdings Ltd.	28,000	14,298
SouFun Holdings Ltd. ADR	356	28,046
Wasion Group Holdings Ltd.	14,000	8,256
WuXi PharmaTech Cayman, Inc. ADR (e)	457	17,576
Yuexiu Property Co., Ltd.	20,000	4,133

		654,191

Colombia—0.1%
Copa Holdings S.A., Class A	147	19,913

Denmark—0.2%
Pandora A/S	343	23,207
Royal UNIBREW	49	7,387
TDC A/S	3,022	30,016

		60,610

Finland—0.5%
Pohjola Bank PLC, Class A	628	14,547
Stora Enso Oyj, Class R	2,688	30,569
UPM-Kymmene Oyj	6,871	124,612

		169,728

France—2.1%
AXA S.A.	3,222	83,924
BNP Paribas S.A.	333	27,200
Boiron S.A.	54	4,405
Cap Gemini S.A.	399	31,176
Credit Agricole S.A. (e)	5,497	87,031
Plastic Omnium S.A.	652	22,512
Rallye S.A.	228	9,627
Safran S.A.	508	35,709
Sanofi	325	33,803
SCOR SE	743	25,978
Teleperformance	331	21,020
Thales S.A.	442	29,348
Total S.A.	3,112	201,904
UBISOFT Entertainment (e)	594	9,706
Valeo S.A.	352	49,239

		672,582

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Germany—3.0%
Bayer AG	859	$121,806
Bayerische Motoren Werke AG	1,372	159,190
Deutsche Lufthansa AG (e)	1,318	34,087
Deutsche Post AG	2,692	100,932
Deutsche Telekom AG	1,599	27,051
Draegerwerk AG & Co. KGaA	55	5,869
Duerr AG	98	8,178
Freenet AG	870	29,374
Fresenius SE & Co. KGaA	499	77,436
Hannover Rueck SE	1,334	113,456
Henkel AG & Co. KGaA	169	17,071
Jenoptik AG	728	12,800
Merck KGaA	418	73,361
Muenchener Rueckversicherungs AG	699	152,830
Stada Arzneimittel AG	477	24,520
Volkswagen AG	19	4,842

		962,803

Hong Kong—0.4%
Chaowei Power Holdings Ltd.	17,000	8,361
China Power International Development Ltd.	53,000	17,644
Country Garden Holdings Co., Ltd.	42,000	21,741
Galaxy Entertainment Group Ltd. (e)	4,000	40,262
Geely Automobile Holdings Ltd.	55,000	20,826
Greentown China Holdings Ltd.	6,000	7,842
Ju Teng International Holdings Ltd. (d)	8,000	6,112
Truly International Holdings	10,000	5,419

		128,207

India—0.2%
Reliance Industries Ltd. GDR (a)	535	13,814
Tata Motors Ltd. ADR	1,247	43,495

		57,309

Indonesia—0.3%
Bank Negara Indonesia Persero Tbk PT	57,000	22,428
Bank Rakyat Indonesia Persero Tbk PT	33,000	26,466
Perusahaan Gas Negara Persero Tbk PT	31,000	13,126
Telekomunikasi Indonesia Persero Tbk PT	94,500	18,922

		80,942

Ireland—0.7%
Dragon Oil PLC	822	8,342
Greencore Group PLC	4,430	19,780
Jazz Pharmaceuticals PLC (e)	443	67,312
Smurfit Kappa Group PLC	4,539	126,390

		221,824

Israel—0.0%
Mizrahi Tefahot Bank Ltd.	397	4,924

Italy—0.6%
A2A SpA	10,737	13,914
Azimut Holding SpA	215	7,166
Banca Popolare di Milano Scarl (e)	12,355	9,785
Gtech SpA	1,236	40,825
Intesa Sanpaolo SpA	17,220	53,260
Recordati SpA	2,272	41,933
Vittoria Assicurazioni SpA	1,349	19,269

		186,152

Japan—7.7%
Aeon Co., Ltd.	7,700	94,356
Aisin Seiki Co., Ltd.	600	20,893
Aozora Bank Ltd.	10,000	29,140

	Shares	Value*

Asahi Kasei Corp.	8,000	$57,013
Central Japan Railway Co.	800	93,370
COMSYS Holdings Corp.	1,700	28,317
Daihatsu Motor Co., Ltd.	6,700	107,935
Daiwa House Industry Co., Ltd.	1,000	18,201
Exedy Corp.	300	8,772
Fuji Heavy Industries Ltd.	4,800	130,294
FUJIFILM Holdings Corp.	2,600	74,983
Fujikura Ltd.	2,000	9,590
Fukuoka Financial Group, Inc.	2,000	8,085
Hogy Medical Co., Ltd.	100	5,327
Idemitsu Kosan Co., Ltd.	400	8,187
Inpex Corp.	2,300	29,225
ITOCHU Corp.	11,600	144,558
Japan Petroleum Exploration Co.	200	7,333
JFE Holdings, Inc.	2,400	48,986
Kaneka Corp.	2,000	13,091
KDDI Corp.	2,600	159,005
Koito Manufacturing Co., Ltd.	1,000	18,948
KYORIN Holdings, Inc.	400	8,863
Kyowa Exeo Corp.	1,400	20,202
Marubeni Corp.	14,000	98,423
Mizuho Financial Group, Inc.	4,800	9,873
NHK Spring Co., Ltd.	1,400	14,608
Nichirei Corp.	4,000	17,346
Nippon Telegraph & Telephone Corp.	1,300	73,189
Nissan Motor Co., Ltd.	9,800	87,471
ORIX Corp.	3,800	56,356
Osaka Gas Co., Ltd.	13,000	54,153
Resona Holdings, Inc.	12,600	65,831
Ricoh Co., Ltd.	5,000	62,982
Sankyu, Inc.	3,000	13,235
Sanwa Holdings Corp.	2,000	14,070
Seiko Epson Corp.	900	27,122
Seino Holdings Co., Ltd.	1,000	10,408
Sekisui House Ltd.	5,700	71,625
Seven & I Holdings Co., Ltd.	1,800	67,682
Shinko Electric Industries Co., Ltd.	800	6,020
Sony Corp.	1,000	17,487
Sumitomo Corp.	2,200	29,103
Sumitomo Mitsui Financial Group, Inc.	4,200	188,572
Sumitomo Rubber Industries Ltd.	1,800	24,311
Suzuki Motor Corp.	1,100	29,595
Tokai Rika Co., Ltd.	500	8,928
Tokyo Gas Co., Ltd.	3,000	15,071
Tosoh Corp.	3,000	11,635
Toyoda Gosei Co., Ltd.	400	8,471
Toyota Boshoku Corp.	600	6,390
Toyota Motor Corp.	3,200	184,170
UNY Group Holdings Co., Ltd.	3,900	23,210
Yokohama Rubber Co., Ltd.	2,000	19,547

		2,461,558

Korea (Republic of)—1.6%
Daeduck Electronics Co. (e)	380	2,606
GS Home Shopping, Inc.	50	12,150
Hana Financial Group, Inc.	850	33,251
Hankook Tire Co., Ltd. (e)	262	15,287
Hyundai Motor Co.	288	66,168
Kia Motors Corp.	821	42,656
KT Corp.	620	17,623
Samsung Electronics Co., Ltd. GDR	450	283,500
SeAH Steel Corp.	54	5,444
SK Telecom Co., Ltd.	220	44,767

		523,452

Malaysia—0.2%
Tenaga Nasional Bhd.	11,700	42,875
UMW Holdings Bhd.	3,800	13,701

		56,576

Mexico—0.2%
Coca-Cola Femsa SAB De C.V. ADR	78	7,564
Fibra Uno Administracion S.A. De C.V. REIT	7,700	24,272
Grupo Aeroportuario del Sureste SAB De C.V. ADR	87	9,674
Industrias Bachoco SAB De C.V. ADR	348	14,598

		56,108

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Netherlands—1.0%
AerCap Holdings NV (e)	733	$31,519
Airbus Group NV	1,379	101,325
Chicago Bridge & Iron Co. NV	338	28,456
ING Groep NV (e)	3,529	51,248
Reed Elsevier NV	3,302	72,264
Royal Dutch Shell PLC, Class A	1,293	47,186

		331,998

New Zealand—0.0%
Air New Zealand Ltd.	6,290	9,372

Norway—0.7%
Bakkafrost P/F	1,076	16,014
DNB ASA	4,310	78,016
Fred Olsen Energy ASA	378	12,381
Norwegian Air Shuttle AS (e)	171	7,330
Salmar ASA (e)	1,632	21,141
SpareBank 1 SMN	1,751	16,766
Telenor ASA	3,052	67,243
Yara International ASA	473	19,178

		238,069

Philippines—0.2%
Alliance Global Group, Inc.	44,900	30,292
Universal Robina Corp.	7,590	23,861

		54,153

Portugal—0.0%
Sonaecom - SGPS S.A.	2,488	6,746

Russian Federation—0.5%
Gazprom Neft OAO ADR	558	10,987
Lukoil OAO ADR	1,292	70,285
Magnit OJSC GDR	209	11,704
Pharmstandard OJSC GDR (e)	273	1,665
Sberbank of Russia ADR	2,975	30,256
Sistema JSFC GDR	493	12,202
Surgutneftegas OAO ADR	3,198	23,825

		160,924

Singapore—0.1%
AIMS AMP Capital Industrial REIT	8,000	8,428
DBS Group Holdings Ltd.	1,000	13,045
Wing Tai Holdings Ltd.	4,000	5,844

		27,317

South Africa—0.2%
Imperial Holdings Ltd.	923	14,487
Liberty Holdings Ltd.	1,156	13,139
MTN Group Ltd.	1,495	27,309
Sappi Ltd. (e)	2,368	7,585
Vodacom Group Ltd.	910	10,103

		72,623

Spain—0.5%
Enagas S.A.	1,289	37,451
Gas Natural SDG S.A.	1,603	41,054
Obrascon Huarte Lain S.A.	144	6,334
Repsol S.A.	2,972	74,436

		159,275

Sweden—1.1%
Loomis AB, Class B	666	16,343

	Shares	Value*

NCC AB, Class B	482	$16,771
Skandinaviska Enskilda Banken AB, Class A	8,825	123,847
Swedbank AB, Class A	3,460	97,516
TeliaSonera AB	11,185	86,097
Trelleborg AB, Class B (d)	686	13,507

		354,081

Switzerland—2.1%
ACE Ltd.	907	88,768
Baloise Holding AG	223	28,717
Credit Suisse Group AG (e)	1,150	36,108
Givaudan S.A.	45	70,502
Roche Holdings AG	821	252,786
Swiss Life Holding AG (e)	130	32,335
Swiss Re AG	1,710	159,609

		668,825

Taiwan—0.9%
Asustek Computer, Inc.	2,000	19,279
Chailease Holding Co., Ltd.	8,000	19,819
Lite-On Technology Corp.	29,000	42,823
Mega Financial Holding Co., Ltd.	66,000	52,805
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	115,434
Vanguard International Semiconductor Corp.	19,000	28,206

		278,366

Thailand—0.2%
Advanced Info Service PCL (c)	2,900	18,803
Kasikornbank PCL	4,100	21,796
Krung Thai Bank PCL (c)	17,500	9,624
PTT Global Chemical PCL (c)	4,600	10,598
PTT PCL (c)	300	2,697

		63,518

Turkey—0.4%
TAV Havalimanlari Holding AS	3,195	22,500
Turk Hava Yollari	11,564	34,311
Turkcell Iletisim Hizmetleri AS (e)	4,186	21,743
Turkiye Halk Bankasi AS	4,361	21,300
Turkiye Vakiflar Bankasi Tao	13,632	20,258

		120,112

Ukraine—0.0%
MHP S.A. GDR	208	2,997

United Kingdom—6.9%
Aberdeen Asset Management PLC	2,975	19,410
ARM Holdings PLC	707	11,851
BAE Systems PLC	10,441	71,669
Barclays PLC	30,159	127,047
Barratt Developments PLC	2,117	15,580
Beazley PLC	4,079	18,017
Berendsen PLC	1,138	19,958
Berkeley Group Holdings PLC	637	29,216
Bodycote PLC	1,825	23,102
Bovis Homes Group PLC	1,221	19,054
BP PLC	10,608	89,649
British American Tobacco PLC	797	43,446
BT Group PLC	12,499	85,966
Centrica PLC	8,148	43,514
CNH Industrial NV (e)	5,691	62,146
DCC PLC	521	27,595
Delphi Automotive PLC	371	24,697
easyJet PLC	4,150	119,352
EnQuest PLC (e)	19,948	48,783
Galliford Try PLC	635	13,610
Great Portland Estates PLC REIT	2,399	25,903
Greene King PLC	1,704	26,220
HSBC Holdings PLC	7,820	82,532
IMI PLC	235	5,996
Intermediate Capital Group PLC	2,974	22,387
Interserve PLC	1,950	19,837

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Ithaca Energy, Inc. (e)	2,702	$6,710
J Sainsbury PLC	5,189	29,747
Jupiter Management PLC	2,462	17,983
Keller Group PLC	579	12,313
Legal & General Group PLC	29,020	116,704
Lookers PLC	3,923	8,524
Marston’s PLC	4,585	11,476
Mondi PLC	6,333	116,130
Next PLC	747	84,209
Old Mutual PLC	22,093	72,820
Pace PLC	2,436	16,926
Pan African Resources PLC	24,517	5,734
Paragon Group of Cos. PLC	2,121	14,533
Persimmon PLC	1,200	29,032
Royal Dutch Shell PLC, Class B	4,144	161,212
Schroders PLC	1,077	48,866
Smiths News PLC	4,461	15,351
Tate & Lyle PLC	2,639	28,371
Taylor Wimpey PLC	20,177	42,192
TUI Travel PLC	3,549	26,557
Vodafone Group PLC	22,156	92,323
WH Smith PLC	5,668	110,902
WPP PLC	2,196	48,097

		2,213,249

United States—44.0%
Actavis PLC (e)	682	150,599
Activision Blizzard, Inc.	2,539	49,130
AES Corp.	1,331	18,168
Aetna, Inc.	1,505	109,429
AG Mortgage Investment Trust, Inc. REIT	467	8,565
AGCO Corp.	293	15,377
Air Lease Corp.	386	14,263
Alaska Air Group, Inc.	1,099	95,217
Alliance Data Systems Corp. (e)	383	109,197
AllianceBernstein Holding L.P.	703	17,027
Allstate Corp.	2,011	109,117
Amdocs Ltd.	709	31,536
Ameren Corp.	2,662	107,571
American Airlines Group, Inc. (e)	1,467	54,176
American Capital Mortgage Investment Corp. REIT	518	10,448
American Financial Group, Inc.	407	23,264
American Railcar Industries, Inc.	230	15,927
AmerisourceBergen Corp.	519	35,214
Amgen, Inc.	1,789	221,872
Amtrust Financial Services, Inc.	314	11,869
Andersons, Inc. (d)	230	12,586
Apollo Global Management LLC, Class A	727	23,402
Apple, Inc.	853	448,883
AT&T, Inc.	7,014	223,957
Avery Dennison Corp.	562	27,999
Avnet, Inc.	198	8,619
Axiall Corp.	219	8,863
Axis Capital Holdings Ltd.	810	35,616
B&G Foods, Inc.	321	9,617
Baxter International, Inc.	491	34,124
BB&T Corp.	1,848	69,854
Becton Dickinson and Co.	705	81,230
Belden, Inc.	124	8,944
Berkshire Hathaway, Inc., Class B (e)	1,137	131,642
Big 5 Sporting Goods Corp.	444	6,740
Blackstone Group L.P.	1,124	37,485
Brinker International, Inc.	640	35,200
Bristow Group, Inc.	203	15,753
Broadridge Financial Solutions, Inc.	696	26,281
Capital One Financial Corp.	1,785	131,073
CenturyLink, Inc.	2,771	86,621
CF Industries Holdings, Inc.	321	80,539
Chesapeake Utilities Corp.	373	22,097
Chevron Corp.	3,036	350,142
Chimera Investment Corp. REIT	7,051	22,493
Chubb Corp.	403	35,254
Cigna Corp.	940	74,815
Cinemark Holdings, Inc.	420	12,356
Cisco Systems, Inc.	9,469	206,424
Citigroup, Inc.	4,067	197,778
CMS Energy Corp.	3,003	85,375
CNO Financial Group, Inc.	1,668	30,458
Coca-Cola Enterprises, Inc.	158	7,439

	Shares	Value*

Comcast Corp., Class A	5,284	$268,937
CONMED Corp.	325	15,152
ConocoPhillips	3,585	238,402
Consolidated Edison, Inc.	780	43,719
Convergys Corp.	1,417	29,006
Conversant, Inc. (e)	1,045	25,979
Cooper Cos., Inc.	681	87,311
CoreLogic, Inc. (e)	749	24,417
Corning, Inc.	5,006	96,466
Crane Co.	350	24,997
CVS Caremark Corp.	2,390	174,805
DaVita HealthCare Partners, Inc. (e)	468	32,166
Delek U.S. Holdings, Inc.	690	19,154
Deluxe Corp.	810	40,889
DeVry, Inc.	759	31,886
Dillard’s, Inc., Class A	426	39,439
Discover Financial Services	2,124	121,875
Dover Corp.	343	32,345
DTE Energy Co.	1,692	121,418
Duke Energy Corp.	564	39,976
Eastman Chemical Co.	295	25,792
EMC Corp.	2,572	67,824
Ensco PLC, Class A	502	26,435
Ensign Group, Inc.	176	6,970
Entergy Corp.	1,150	73,393
Euronet Worldwide, Inc. (e)	230	8,800
Extra Space Storage, Inc. REIT	495	24,304
Exxon Mobil Corp.	4,379	421,566
Fidelity National Information Services, Inc.	416	23,134
Fifth Third Bancorp	4,739	102,813
First Merchants Corp.	499	10,689
Fortress Investment Group LLC, Class A	1,760	15,294
Freeport-McMoRan Copper & Gold, Inc.	527	17,191
Fresh Del Monte Produce, Inc.	643	17,014
G&K Services, Inc., Class A	56	3,507
Gap, Inc.	1,155	50,531
GATX Corp.	1,349	87,537
General Electric Co.	7,303	186,007
Genesco, Inc. (e)	176	13,068
Global Cash Access Holdings, Inc. (e)	1,093	9,181
GNC Holdings, Inc., Class A	407	18,934
Goldman Sachs Group, Inc.	655	109,025
Google, Inc., Class A (e)	63	76,586
Grand Canyon Education, Inc. (e)	614	29,104
Graphic Packaging Holding Co. (e)	1,641	16,804
Group 1 Automotive, Inc. (d)	88	5,875
Hanger, Inc. (e)	345	12,230
HCC Insurance Holdings, Inc.	494	21,687
Heartland Payment Systems, Inc.	1,606	64,947
Helmerich & Payne, Inc.	879	86,801
HollyFrontier Corp.	1,200	54,684
Home Depot, Inc.	1,808	148,310
Hormel Foods Corp.	594	28,185
Humana, Inc.	392	44,084
Huntington Ingalls Industries, Inc.	440	44,585
Huntsman Corp.	273	6,650
IAC/InterActiveCorp	482	37,369
IDACORP, Inc.	305	17,138
Intel Corp.	6,260	154,998
International Business Machines Corp.	1,291	239,054
j2 Global, Inc.	343	17,630
Jabil Circuit, Inc.	216	3,998
Jarden Corp. (e)	423	26,002
Johnson & Johnson	3,464	319,104
JPMorgan Chase & Co.	4,727	268,588
Kaiser Aluminum Corp.	149	10,518
Kimberly-Clark Corp.	892	98,432
Kroger Co.	3,301	138,444
Laclede Group, Inc.	332	15,222
Lear Corp.	302	24,522
Legg Mason, Inc.	669	30,747
Leggett & Platt, Inc.	794	25,448
Lexmark International, Inc., Class A	550	23,177
Lincoln National Corp.	1,687	84,569
Lithia Motors, Inc., Class A	57	3,615
Littelfuse, Inc.	181	17,081
LyondellBasell Industries NV, Class A	1,099	96,800
Macy’s, Inc.	1,554	89,914
Marathon Petroleum Corp.	1,124	94,416
Marriott Vacations Worldwide Corp. (e)	247	12,953
MasTec, Inc. (e)	458	18,751

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

MB Financial, Inc.	241	$7,358
McKesson Corp.	966	171,030
Medtronic, Inc.	1,560	92,446
Mentor Graphics Corp. (d)	905	19,584
MetLife, Inc.	339	17,177
Microsoft Corp.	2,459	94,204
Molson Coors Brewing Co., Class B	1,616	91,837
Morgan Stanley	3,001	92,431
Murphy Oil Corp.	326	19,355
Mylan, Inc. (e)	3,430	190,605
NeuStar, Inc., Class A (e)	418	14,973
Northrop Grumman Corp.	1,343	162,543
Nu Skin Enterprises, Inc., Class A	575	48,024
O’Reilly Automotive, Inc. (e)	530	79,950
Ocwen Financial Corp. (e)	330	12,355
Olin Corp. (d)	608	15,924
Omega Healthcare Investors, Inc. REIT	734	23,459
Omnicare, Inc.	2,279	134,233
Oracle Corp.	4,506	176,230
Packaging Corp. of America	354	25,803
PAREXEL International Corp. (e)	282	15,107
PartnerRe Ltd.	399	39,453
PharMerica Corp. (e)	4,200	101,220
Phillips 66	1,475	110,418
Pinnacle West Capital Corp.	470	26,155
PNC Financial Services Group, Inc.	1,179	96,419
PNM Resources, Inc.	630	16,474
Polaris Industries, Inc.	148	19,836
Popular, Inc. (e)	502	14,352
Portland General Electric Co.	2,637	83,857
Protective Life Corp.	868	45,258
QUALCOMM, Inc.	2,770	208,553
Questcor Pharmaceuticals, Inc.	699	42,464
Republic Airways Holdings, Inc. (e)	1,105	10,586
ResMed, Inc.	635	27,953
Reynolds American, Inc.	771	39,190
Ryder System, Inc.	363	27,341
Safeway, Inc.	2,492	93,325
Salix Pharmaceuticals Ltd. (e)	104	11,224
Sanderson Farms, Inc. (d)	244	18,749
SanDisk Corp.	1,095	81,358
Seagate Technology PLC	1,591	83,034
SkyWest, Inc.	571	7,252
Snap-on, Inc.	92	10,320
Southwest Gas Corp.	408	22,040
SS&C Technologies Holdings, Inc. (e)	388	15,008
Starwood Property Trust, Inc. REIT	878	21,090
Starwood Waypoint Residential Trust REIT (e)	175	4,744
State Street Corp.	519	34,083
SunTrust Banks, Inc.	402	15,147
Susquehanna Bancshares, Inc.	1,006	11,006
Swift Transportation Co. (e)	371	9,038
Synaptics, Inc. (e)	250	16,260
Syntel, Inc. (e)	171	16,136
TAL International Group, Inc. (d)	436	19,315
Tesoro Corp.	578	29,484
Thermo Fisher Scientific, Inc.	628	78,211
Time Warner Cable, Inc.	641	89,964
Time Warner, Inc.	2,359	158,360
Travelers Cos., Inc.	1,152	96,584
Trimas Corp. (e)	196	6,588
Trinity Industries, Inc.	651	46,748
Triumph Group, Inc.	229	14,931
Tyson Foods, Inc., Class A	1,148	45,289
UniFirst Corp.	145	15,905
Union Pacific Corp.	1,252	225,836
United Rentals, Inc. (e)	127	11,219
United Therapeutics Corp. (e)	244	24,746
UnitedHealth Group, Inc.	1,743	134,682
Universal Corp. (d)	108	6,226
UNS Energy Corp.	48	2,904
USANA Health Sciences, Inc. (e)	107	7,829
V.F. Corp.	1,808	105,931
Valero Energy Corp.	1,001	48,028
Validus Holdings Ltd.	805	29,632
Valmont Industries, Inc.	192	27,961
Verizon Communications, Inc.	4,574	217,328
Wal-Mart Stores, Inc.	429	32,046
WellPoint, Inc.	495	44,842
Wells Fargo & Co.	5,500	255,310
Westar Energy, Inc.	913	31,243

	Shares	Value*

Western Digital Corp.	1,176	$102,300
Westlake Chemical Corp.	137	18,266
Whirlpool Corp.	204	29,505
WSFS Financial Corp.	144	10,266
Yahoo!, Inc. (e)	347	13,418
Zimmer Holdings, Inc.	799	74,978

		14,073,841

Total Common Stock (cost—$26,203,359)		27,125,530

PREFERRED STOCK—0.9%

Brazil—0.4%
Braskem S.A. (e)	2,700	18,621
Oi S.A.	15,000	22,966
Vale S.A.	6,900	85,825

		127,412

Germany—0.4%
Henkel AG & Co. KGaA	253	28,191
Jungheinrich AG	177	13,049
Volkswagen AG	376	97,738

		138,978

Korea (Republic of)—0.1%
Hyundai Motor Co.	329	42,557

Total Preferred Stock (cost—$316,868)		308,947

RIGHTS—0.0%

Singapore—0.0%
AIMS AMP Capital Industrial REIT, expires 3/13/14 (e) (cost—$0)	1,400	265

	Principal Amount (000s)

Repurchase Agreements—12.2%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $3,901,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $3,982,625 including accrued interest (cost—$3,901,000)	$3,901	3,901,000

Total Investments (cost—$30,421,227) (b)—97.9%		31,335,742

Other assets less liabilities—2.1%		656,333

Net Assets—100.0%		$31,992,075

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $10,559,328, representing 33.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $41,722, representing 0.1% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.
(f)	Futures contracts outstanding at February 28, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	27	$2,508	3/21/14	$93,970
Euro STOXX 50 Index	13	563	3/21/14	17,918
FTSE 100 Index	3	340	3/21/14	13,566
Mini MSCI Emerging Markets Index	11	527	3/21/14	11,321
TOPIX Index	2	238	3/13/14	(2,129)

				$134,646

(g)	At February 28, 2014, the Fund pledged cash collateral of $405,930 for futures contracts.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	7.9%
Commercial Banks	7.6%
Insurance	5.5%
Pharmaceuticals	4.7%
Automobiles	3.2%
Diversified Telecommunication Services	3.2%
Technology Hardware, Storage & Peripherals	3.0%
Health Care Providers & Services	2.7%
Food & Staples Retailing	2.5%
Diversified Financial Services	2.3%
Media	2.0%
IT Services	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Specialty Retail	1.7%
Chemicals	1.7%
Capital Markets	1.6%
Wireless Telecommunication Services	1.5%
Multi-Utilities	1.4%
Trading Companies & Distributors	1.4%
Communications Equipment	1.4%
Aerospace & Defense	1.3%
Health Care Equipment & Supplies	1.3%
Food Products	1.3%
Road & Rail	1.2%
Airlines	1.2%
Auto Components	1.2%
Software	1.2%
Electric Utilities	1.1%
Household Durables	1.0%
Paper & Forest Products	1.0%
Machinery	0.9%
Multi-line Retail	0.8%
Consumer Finance	0.8%
Biotechnology	0.8%
Industrial Conglomerates	0.8%
Electronic Equipment, Instruments & Components	0.7%
Gas Utilities	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Real Estate Investment Trust	0.6%
Internet Software & Services	0.6%
Metals & Mining	0.6%
Hotels, Restaurants & Leisure	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Energy Equipment & Services	0.5%
Independent Power Producers & Energy Traders	0.5%
Beverages	0.4%
Household Products	0.4%
Commercial Services & Supplies	0.4%
Life Sciences Tools & Services	0.3%
Air Freight & Logistics	0.3%
Real Estate Management & Development	0.3%
Tobacco	0.2%
Office Electronics	0.2%
Diversified Consumer Services	0.2%
Personal Products	0.2%
Professional Services	0.2%
Thrifts & Mortgage Finance	0.1%
Auto Manufacturers	0.1%
Water Utilities	0.1%
Transportation Infrastructure	0.1%
Construction Materials	0.1%
Distributors	0.1%
Household Products/Wares	0.1%
Telecommunications	0.1%
Leisure Equipment & Products	0.1%
Repurchase Agreements	12.2%
Other assets less liabilities	2.1%

100.0%

Schedule of Investments

AllianzGI China Equity Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

China—85.5%
Bank of China Ltd., Class H	481,500	$202,764
Beijing Enterprises Holdings Ltd.	26,000	249,547
China Everbright International Ltd.	100,000	146,945
China Life Insurance Co., Ltd., Class H	51,500	149,758
China Merchants Bank Co., Ltd., Class H	52,500	92,317
China Minsheng Banking Corp. Ltd., Class H	157,500	157,216
China Mobile Ltd.	15,500	147,024
China National Building Material Co., Ltd., Class H	80,000	76,753
China Petroleum & Chemical Corp., Class H	96,200	85,157
China Resources Land Ltd.	22,000	49,846
China Suntien Green Energy Corp. Ltd., Class H (b)	168,000	71,113
CNOOC Ltd.	113,000	184,994
Comba Telecom Systems Holdings Ltd. (c)	80,600	27,089
CSR Corp. Ltd., Class H	99,000	74,313
Digital China Holdings Ltd. (b)	85,000	84,319
Guangzhou Automobile Group Co., Ltd., Class H	50,000	46,720
Industrial & Commercial Bank of China Ltd., Class H	519,335	312,882
PetroChina Co., Ltd., Class H	208,000	219,138
Ping An Insurance Group Co., Class H	24,000	195,641
Poly Culture Group Corp.	900	3,827
Qingling Motors Co., Ltd., Class H (b)	522,000	154,706
Semiconductor Manufacturing International Corp. (c)	1,145,000	99,036
Shui On Land Ltd.	120,500	33,132
Sino-Ocean Land Holdings Ltd.	49,000	26,052
Tencent Holdings Ltd.	4,600	369,362
Tiangong International Co., Ltd. (b)	542,000	150,538
Yuexiu Transport Infrastructure Ltd.	152,000	73,902
Zhongsheng Group Holdings Ltd.	46,500	67,328
Zhuzhou CSR Times Electric Co., Ltd., Class H	28,700	91,438
ZTE Corp., Class H (c)	21,360	45,479

		3,688,336

Hong Kong—13.0%
Aeon Stores Hong Kong Co., Ltd.	34,500	41,877
Beijing Jingneng Clean Energy Co., Ltd., Class H (b)	140,000	84,832
CPMC Holdings Ltd.	97,000	80,757
Future Bright Holdings Ltd.	276,000	165,597
Golden Eagle Retail Group Ltd.	22,000	34,325
Natural Beauty Bio-Technology Ltd.	350,000	19,437
Sa Sa International Holdings Ltd.	88,000	82,396
Towngas China Co., Ltd.	42,000	53,970

		563,191

Total Investments (cost—$4,055,155) (a)—98.5%		4,251,527

Other assets less liabilities—1.5%		64,608

Net Assets—100.0%		$4,316,135

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,980,004, representing 92.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI China Equity Fund

February 28, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	13.0%
Internet Software & Services	8.6%
Insurance	8.0%
Industrial Conglomerates	5.8%
Automobiles	4.7%
Hotels, Restaurants & Leisure	3.8%
Metals & Mining	3.5%
Specialty Retail	3.5%
Wireless Telecommunication Services	3.4%
Commercial Services & Supplies	3.4%
Real Estate Management & Development	2.6%
Semiconductors & Semiconductor Equipment	2.3%
Electrical Equipment	2.1%
Independent Power Producers & Energy Traders	2.0%
Electronic Equipment, Instruments & Components	1.9%
Containers & Packaging	1.9%
Construction Materials	1.8%
Multi-line Retail	1.8%
Machinery	1.7%
Transportation Infrastructure	1.7%
Communications Equipment	1.7%
Gas Utilities	1.2%
Personal Products	0.4%
Entertainment	0.1%
Other assets less liabilities	1.5%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2014 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—82.9%

Aerospace & Defense—0.4%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$5,335	$9,422,944

Airlines—0.9%
United Airlines, Inc.,
4.50%, 1/15/15	6,360	15,248,100
United Continental Holdings, Inc.,
6.00%, 10/15/29	1,915	10,009,466

		25,257,566

Apparel & Textiles—0.9%
Iconix Brand Group, Inc. (a)(b),
1.50%, 3/15/18	16,825	23,386,750

Auto Components—0.6%
Meritor, Inc.,
7.875%, 3/1/26	10,615	16,393,541

Auto Manufacturers—2.0%
Ford Motor Co.,
4.25%, 11/15/16	10,360	18,725,700
Tesla Motors, Inc.,
0.25%, 3/1/19	18,150	18,036,562
Wabash National Corp.,
3.375%, 5/1/18	12,935	18,020,072

		54,782,334

Biotechnology—8.0%
Cubist Pharmaceuticals, Inc. (a)(b),
1.125%, 9/1/18	9,720	11,949,525
1.875%, 9/1/20	16,068	20,185,425
Emergent Biosolutions, Inc. (a)(b),
2.875%, 1/15/21	13,030	13,901,381
Gilead Sciences, Inc.,
1.625%, 5/1/16	15,165	55,172,241
Illumina, Inc. (a)(b),
0.25%, 3/15/16	16,550	34,113,688
Incyte Corp. Ltd.,
0.375%, 11/15/18 (a)(b)	8,465	11,893,325
4.75%, 10/1/15	170	1,242,381
InterMune, Inc.,
2.50%, 9/15/18	7,685	9,404,519
Medicines Co.,
1.375%, 6/1/17	15,085	19,440,794
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	7,260	28,740,525
United Therapeutics Corp.,
1.00%, 9/15/16	5,090	10,879,875

		216,923,679

Chemicals—0.5%
RPM International, Inc.,
2.25%, 12/15/20	12,695	14,781,741

Commercial Services—2.8%
Alliance Data Systems Corp.,
4.75%, 5/15/14	6,180	36,979,575
Ascent Capital Group, Inc.,
4.00%, 7/15/20	9,605	9,454,922
Avis Budget Group, Inc.,
3.50%, 10/1/14	3,530	10,320,838
Cardtronics, Inc. (a)(b),
1.00%, 12/1/20	18,315	18,154,835

		74,910,170

Computers—1.4%
SanDisk Corp.,
0.50%, 10/15/20 (a)(b)	23,290	24,614,619

	Principal Amount (000s)	Value*

1.50%, 8/15/17	$8,995	$13,790,459

		38,405,078

Distribution/Wholesale—0.8%
WESCO International, Inc.,
6.00%, 9/15/29	7,365	22,610,550

Diversified Financial Services—2.4%
Air Lease Corp.,
3.875%, 12/1/18	15,420	23,255,287
Encore Capital Group, Inc. (a)(b),
3.00%, 7/1/20	14,010	17,442,450
Portfolio Recovery Associates, Inc. (a)(b),
3.00%, 8/1/20	22,005	24,989,428

		65,687,165

Electronics—0.6%
Fluidigm Corp.,
2.75%, 2/1/34	12,740	14,850,062

Energy-Alternate Sources—0.6%
SolarCity Corp.,
2.75%, 11/1/18	9,875	15,540,781

Healthcare-Products—2.9%
Cepheid, Inc. (a)(b),
1.25%, 2/1/21	13,055	14,066,763
NuVasive, Inc.,
2.75%, 7/1/17	11,015	12,811,822
Teleflex, Inc.,
3.875%, 8/1/17	13,510	22,950,112
Wright Medical Group, Inc.,
2.00%, 8/15/17	20,720	28,904,400

		78,733,097

Healthcare-Services—4.2%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	23,455	31,708,228
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	24,590	26,526,462
Molina Healthcare, Inc. (a)(b),
1.125%, 1/15/20	28,295	31,725,769
WellPoint, Inc.,
2.75%, 10/15/42	17,515	23,940,816

		113,901,275

Home Builders—1.3%
Lennar Corp. (a)(b),
3.25%, 11/15/21	17,600	34,474,000

Household Products/Wares—1.2%
Jarden Corp.,
1.875%, 9/15/18	21,765	31,137,553

Insurance—2.6%
Amtrust Financial Services, Inc.,
5.50%, 12/15/21	7,110	10,433,925
Fidelity National Financial, Inc.,
4.25%, 8/15/18	17,980	29,509,675
Radian Group, Inc.,
2.25%, 3/1/19	20,195	31,769,259

		71,712,859

Internet—7.1%
Blucora, Inc. (a)(b),
4.25%, 4/1/19	9,210	10,320,956
Dealertrack Technologies, Inc.,
1.50%, 3/15/17	14,005	21,620,219
priceline.com, Inc.,
0.35%, 6/15/20 (a)(b)	18,320	23,369,450
1.00%, 3/15/18	21,120	32,617,200
1.25%, 3/15/15	1,335	5,921,560
Qihoo 360 Technology Co., Ltd. (a)(b),
2.50%, 9/15/18	17,840	22,166,200
VeriSign, Inc.,
3.25%, 8/15/37	13,830	23,467,781
Web.com Group, Inc.,
1.00%, 8/15/18	18,915	23,466,422
Yahoo!, Inc. (a)(b),
zero coupon, 12/1/18	27,485	28,876,428

		191,826,216

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lodging—1.3%
MGM Resorts International,
4.25%, 4/15/15	$23,200	$35,815,000

Media—1.5%
Liberty Interactive LLC,
3.50%, 1/15/31	15,905	8,598,641
Liberty Media Corp. (a)(b),
1.375%, 10/15/23	13,910	13,562,250
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	8,545	17,127,384

		39,288,275

Metal Fabricate/Hardware—0.5%
RTI International Metals, Inc.,
1.625%, 10/15/19	13,330	13,155,044

Mining—1.1%
Alcoa, Inc.,
5.25%, 3/15/14	6,495	11,861,526
Kaiser Aluminum Corp.,
4.50%, 4/1/15	11,810	17,567,375

		29,428,901

Oil & Gas—3.0%
Exterran Holdings, Inc.,
4.25%, 6/15/14	12,915	22,924,125
SEACOR Holdings, Inc. (a)(b),
3.00%, 11/15/28	18,085	17,938,059
Stone Energy Corp.,
1.75%, 3/1/17	22,175	25,778,438
Western Refining, Inc.,
5.75%, 6/15/14	3,940	15,114,825

		81,755,447

Pharmaceuticals—8.7%
Akorn, Inc.,
3.50%, 6/1/16	6,580	19,620,738
Auxilium Pharmaceuticals, Inc.,
1.50%, 7/15/18	16,740	23,906,812
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	19,980	23,414,063
1.50%, 10/15/20	6,280	7,567,400
Endo Health Solutions, Inc.,
1.75%, 4/15/15	8,930	24,429,131
Medivation, Inc.,
2.625%, 4/1/17	9,545	14,758,956
Mylan, Inc.,
3.75%, 9/15/15	8,820	36,895,162
Omnicare, Inc.,
3.50%, 2/15/44	31,750	32,067,500
Pacira Pharmaceuticals, Inc.,
3.25%, 2/1/19	5,395	17,220,166
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	20,165	35,755,066

		235,634,994

Real Estate Investment Trust—3.2%
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	19,335	29,449,622
iStar Financial, Inc.,
1.50%, 11/15/16 (a)(b)	4,000	4,396,840
3.00%, 11/15/16	18,730	27,334,094
Starwood Property Trust, Inc.,
4.55%, 3/1/18	22,365	25,747,706

		86,928,262

Semiconductors—10.3%
GT Advanced Technologies, Inc.,
3.00%, 12/15/20	13,425	19,340,391
Intel Corp.,
3.25%, 8/1/39	25,435	34,400,965

	Principal Amount (000s)	Value*

Lam Research Corp.,
1.25%, 5/15/18	$6,445	$7,721,916
Microchip Technology, Inc.,
2.125%, 12/15/37	18,275	32,449,547
Micron Technology, Inc.,
3.00%, 11/15/43	48,077	53,605,855
Novellus Systems, Inc.,
2.625%, 5/15/41	17,350	28,258,812
NVIDIA Corp. (a)(b),
1.00%, 12/1/18	17,815	19,897,128
SunEdison, Inc. (a)(b),
2.00%, 10/1/18	11,730	16,927,856
2.75%, 1/1/21	10,575	15,446,109
Teradyne, Inc.,
4.50%, 3/15/14	4,455	16,477,931
Xilinx, Inc.,
2.625%, 6/15/17	19,525	35,401,266

		279,927,776

Software—7.6%
Akamai Technologies, Inc. (a)(b),
zero coupon, 2/15/19	8,095	8,211,406
Allscripts Healthcare Solutions, Inc. (a)(b),
1.25%, 7/1/20	19,375	24,521,484
Bottomline Technologies, Inc.,
1.50%, 12/1/17	15,405	20,479,022
Concur Technologies, Inc. (a)(b),
0.50%, 6/15/18	24,455	32,464,013
Cornerstone OnDemand, Inc. (a)(b),
1.50%, 7/1/18	16,975	21,993,234
Medidata Solutions, Inc. (a)(b),
1.00%, 8/1/18	12,375	16,636,641
NetSuite, Inc. (a)(b),
0.25%, 6/1/18	18,480	21,748,650
Salesforce.com, Inc.,
0.25%, 4/1/18 (a)(b)	23,450	27,744,281
0.75%, 1/15/15	4,200	12,250,875
Workday, Inc. (a)(b),
0.75%, 7/15/18	13,945	20,272,544

		206,322,150

Telecommunications—3.2%
Ciena Corp.,
0.875%, 6/15/17	19,760	20,525,700
3.75%, 10/15/18 (a)(b)	8,950	13,234,812
Finisar Corp. (a)(b),
0.50%, 12/15/33	16,510	17,841,119
Level 3 Communications, Inc.,
7.00%, 3/15/15	4,290	6,287,531
SBA Communications Corp.,
4.00%, 10/1/14	9,240	28,892,325

		86,781,487

Transportation—1.3%
Bristow Group, Inc.,
3.00%, 6/15/38	15,885	20,124,310
Greenbrier Cos., Inc.,
3.50%, 4/1/18	11,530	15,659,181

		35,783,491

Total Convertible Bonds (cost—$1,834,839,214)		2,245,558,188

	Shares

CONVERTIBLE PREFERRED STOCK—13.2%

Aerospace & Defense—1.3%
United Technologies Corp.,
7.50%, 8/1/15	515,565	34,269,606

Auto Components—0.5%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	179,185	13,410,886

Banking—1.1%
Wells Fargo & Co., Ser. L (c),
7.50%	24,620	29,011,592

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Diversified Financial Services—1.4%
AMG Capital Trust I,
5.10%, 4/15/36	81,870	$5,134,788
Bank of America Corp., Ser. L (c),
7.25%	27,635	31,864,261

		36,999,049

Food & Beverage—1.1%
Post Holdings, Inc. (a)(b)(c),
2.50%	118,600	13,438,863
3.75%	129,505	16,794,208

		30,233,071

Insurance—1.6%
Maiden Holdings Ltd., Ser. B,
7.25%, 9/15/16	329,490	14,866,589
MetLife, Inc.,
5.00%, 3/26/14	972,665	28,781,157

		43,647,746

Iron/Steel—0.7%
ArcelorMittal,
6.00%, 1/15/16	812,465	19,461,055

Machinery—0.8%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	183,925	23,181,907

Oil & Gas—2.2%
Chesapeake Energy Corp. (c),
5.00%	91,000	8,815,625
5.75% (a)(b)	24,240	27,603,300
Sanchez Energy Corp., Ser. B (a)(b)(c),
6.50%	311,100	23,858,259

		60,277,184

Real Estate—0.2%
Forestar Group, Inc.,
6.00%, 12/15/16	198,345	5,133,565

Telecommunications—1.2%
Crown Castle International Corp., Ser. A,
4.50%, 11/1/16	241,075	24,619,784
Intelsat S.A., Ser. A,
5.75%, 5/1/16	141,095	7,548,583

		32,168,367

Transportation—1.1%
Genesee & Wyoming, Inc.,
5.00%, 10/1/15	224,930	29,578,295

Total Convertible Preferred Stock (cost—$324,365,057)		357,372,323

COMMON STOCK—0.4%

Road & Rail—0.4%
Swift Transportation Co. (d) (cost—$7,001,288)	475,041	11,571,999

	Principal Amount (000s)

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $62,766,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $64,024,000 including accrued interest (cost—$62,766,000)	$62,766	62,766,000

Total Investments (cost—$2,228,971,559)—98.8%		2,677,268,510

Other assets less liabilities—1.2%		32,955,690

Net Assets—100.0%		$2,710,224,200

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $786,739,054, representing 29.0% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(d)	Non-income producing.

Schedule of Investments

AllianzGI Disciplined Equity Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.6%

Aerospace & Defense—3.8%
BE Aerospace, Inc. (a)	985	$82,986
Boeing Co.	1,825	235,279

		318,265

Beverages—1.6%
PepsiCo, Inc.	1,675	134,117

Biotechnology—3.9%
Amgen, Inc.	1,545	191,611
Celgene Corp. (a)	825	132,619

		324,230

Capital Markets—2.3%
BlackRock, Inc.	415	126,508
SEI Investments Co.	1,945	65,294

		191,802

Chemicals—2.9%
Praxair, Inc.	1,050	136,889
Rockwood Holdings, Inc.	1,290	101,755

		238,644

Commercial Banks—5.0%
U.S. Bancorp	4,175	171,759
Wells Fargo & Co.	5,340	247,883

		419,642

Communications Equipment—1.7%
QUALCOMM, Inc.	1,830	137,781

Construction & Engineering—1.5%
Quanta Services, Inc. (a)	3,580	126,052

Construction Materials—0.9%
Vulcan Materials Co.	1,140	77,440

Consumer Finance—1.6%
Capital One Financial Corp.	1,760	129,237

Diversified Financial Services—6.3%
Citigroup, Inc.	4,860	236,342
JPMorgan Chase & Co.	5,030	285,804

		522,146

Diversified Telecommunication Services—2.1%
Verizon Communications, Inc.	3,725	177,235

Energy Equipment & Services—7.2%
Baker Hughes, Inc.	2,095	132,571
Cameron International Corp. (a)	2,135	136,768
National Oilwell Varco, Inc.	1,670	128,657
Schlumberger Ltd.	2,175	202,275

		600,271

Food Products—1.5%
Mead Johnson Nutrition Co.	1,545	125,995

Health Care Equipment & Supplies—2.8%
Edwards Lifesciences Corp. (a)	1,775	123,824
Intuitive Surgical, Inc. (a)	245	108,983

		232,807

Hotels, Restaurants & Leisure—3.3%
McDonald’s Corp.	1,675	159,376
Starwood Hotels & Resorts Worldwide, Inc.	1,450	119,567

		278,943

	Shares	Value*

Household Products—2.4%
Procter & Gamble Co.	2,545	$200,190

Industrial Conglomerates—4.0%
General Electric Co.	13,110	333,912

Insurance—1.4%
MetLife, Inc.	2,380	120,595

Internet Software & Services—4.2%
Akamai Technologies, Inc. (a)	2,350	143,656
eBay, Inc. (a)	3,520	206,870

		350,526

Machinery—1.8%
Caterpillar, Inc.	1,505	145,940

Media—1.9%
Comcast Corp., Class A	2,995	154,812

Multi-line Retail—2.0%
Target Corp.	2,730	170,734

Oil, Gas & Consumable Fuels—3.7%
Marathon Oil Corp.	3,750	125,625
Southwestern Energy Co. (a)	2,685	110,998
Valero Energy Corp.	1,490	71,490

		308,113

Pharmaceuticals—6.3%
AbbVie, Inc.	2,375	120,911
Eli Lilly & Co.	3,820	227,710
Pfizer, Inc.	5,475	175,803

		524,424

Semiconductors & Semiconductor Equipment—5.2%
Intel Corp.	7,970	197,337
Marvell Technology Group Ltd.	5,070	77,520
Maxim Integrated Products, Inc.	4,725	154,555

		429,412

Software—6.3%
Autodesk, Inc. (a)	2,220	116,461
Citrix Systems, Inc. (a)	1,800	108,090
Microsoft Corp.	7,940	304,182

		528,733

Specialty Retail—1.5%
Urban Outfitters, Inc. (a)	3,435	128,606

Technology Hardware, Storage & Peripherals—7.5%
Apple, Inc.	865	455,198
EMC Corp.	6,590	173,778

		628,976

Total Common Stock (cost—$6,540,327)		8,059,580

	Principal Amount (000s)

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $242,000; collateralized by Freddie Mac, 3.50%, due 3/4/33, valued at $249,200 including accrued interest (cost—$242,000)	$242	242,000

Total Investments (cost—$6,782,327)—99.5%		8,301,580

Other assets less liabilities—0.5%		38,021

Net Assets—100.0%		$8,339,601

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Dynamic Emerging Multi-Asset Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—42.4%
PIMCO Commodity RealReturn Strategy (c)(d)	54,945	$324,725
PIMCO Emerging Markets Bond (c)(d)	102,112	1,101,787
PIMCO Emerging Markets Currency (c)(d)	35,346	355,578
Templeton Frontier Markets (f)	8,023	144,661

Total Mutual Funds (cost—$2,010,982)		1,926,751

	Principal Amount (000s)

CORPORATE BONDS & NOTES—30.5%

France—4.4%
Cie de Financement Foncier S.A. (a)(b),
2.25%, 3/7/14	$200	200,025

Supranational—21.7%
Council Of Europe Development Bank,
4.50%, 6/30/14	200	202,819
European Bank for Reconstruction & Development,
5.00%, 5/19/14	280	282,776
European Investment Bank,
5.125%, 4/15/14	500	502,756

		988,351

United Kingdom—4.4%
HSBC Bank PLC (a)(b),
1.625%, 7/7/15	200	201,185

Total Corporate Bonds & Notes (cost—$1,390,068)		1,389,561

SHORT-TERM INVESTMENTS—18.3%

Repurchase Agreements—9.5%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $433,000; collateralized by Freddie Mac, 3.50%, due 3/4/33, valued at $445,000 including accrued interest (cost—$433,000)	433	433,000

U.S. Treasury Obligations—8.8%
U.S. Treasury Bills (e), 0.071%, 3/13/14 (cost—$399,992)	400	399,992

Total Short-Term Investments (cost—$832,992)		832,992

Total Investments (cost—$4,234,042)—91.2%		4,149,304

Other assets less liabilities—8.8%		400,193

Net Assets—100.0%		$4,549,497

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $401,210, representing 8.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Affiliated fund.
(d)	Institutional Class share.
(e)	Rates reflect the effective yields at purchase date.
(f)	Advisor Class share.
(g)	Futures contracts outstanding at February 28, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: BIST 30 Index	20	$68	4/30/14	$(1,950)
BOVESPA Index	5	101	4/16/14	(2,386)
FTSE/JSE Top 40 Index	3	119	3/20/14	7,009
Hang Seng China Enterprises Index	1	64	3/28/14	400
Mini MSCI Emerging Markets Index	23	1,101	3/21/14	(45,840)
Short: FTSE/KLCI Index	(3)	(84)	3/31/14	140
Mexican Bolsa IPC Index	(4)	(117)	3/21/14	10,953
MSCI Taiwan Index	(4)	(121)	3/28/14	(935)
S&P CNX Nifty Index	(6)	(76)	3/27/14	(553)

				$(33,162)

(h)	At February 28, 2014, the Fund pledged cash collateral of $377,944 for futures contracts.

Glossary:

BIST—Borsa Istanbul

BOVESPA—Sao Paulo Stock Exchange

CNX—National Stock Exchange of India

FTSE—Financial Times Stock Exchange

JSE—Johannesburg Stock Exchange Limited

KLCI—Kuala Lumpur Composite Index

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

February 28, 2014 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—37.6%

Germany—4.8%
KFW,
4.125%, 10/15/14	$1,000	$1,024,346

Spain—2.6%
AyT Cedulas Cajas X Fondo de Titulizacion,
3.75%, 6/30/25	€200	276,341
Cedulas TDA 6 Fondo de Titulizacion de Activos,
4.25%, 4/10/31	200	275,376

		551,717

Supranational—9.6%
European Investment Bank,
1.625%, 9/1/15	$1,000	1,020,138
Inter-American Development Bank,
4.50%, 9/15/14	1,000	1,022,308

		2,042,446

Switzerland—6.6%
Credit Suisse,
5.30%, 8/13/19	500	575,027
EUROFIMA,
4.50%, 3/6/15	800	833,940

		1,408,967

United States—14.0%
AT&T, Inc.,
5.80%, 2/15/19	500	584,525
Daimler Finance North America LLC (a)(b),
1.25%, 1/11/16	250	251,940
EI du Pont de Nemours & Co.,
3.25%, 1/15/15	200	205,024
HSBC USA, Inc.,
1.625%, 1/16/18	500	499,252
Morgan Stanley,
4.00%, 7/24/15	500	521,751
Oracle Corp.,
5.75%, 4/15/18	600	697,250
Petrobras International Finance Co.,
5.375%, 1/27/21	200	201,562

		2,961,304

Total Corporate Bonds & Notes (cost—$7,811,848)		7,988,780

	Shares

COMMON STOCK—33.2%

France—0.3%
Schneider Electric S.A.	700	62,291

Germany—2.6%
BASF SE	2,100	241,382
Muenchener Rueckversicherungs AG	1,000	218,641
SAP AG	1,200	96,519

		556,542

Hong Kong—2.2%
HKT Trust	241,000	258,137
Power Assets Holdings Ltd.	26,000	217,485

		475,622

Indonesia—1.0%
Telekomunikasi Indonesia Persero Tbk PT	1,062,500	212,749

Italy—1.1%
Eni SpA	9,900	237,665

	Shares		Value*

New Zealand—1.1%
Telecom Corp. of New Zealand Ltd.		115,000	$241,295

Norway—2.0%
Telenor ASA		10,300	226,933
Yara International ASA		4,900	198,669

			425,602

Spain—0.3%
Ferrovial S.A.		3,000	63,216

Switzerland—2.4%
Nestle S.A.		3,400	256,854
Roche Holdings AG		800	246,320

			503,174

Turkey—1.0%
Tupras Turkiye Petrol Rafinerileri AS		12,500	219,491

United Arab Emirates—1.1%
Dragon Oil PLC		22,500	228,709

United Kingdom—6.1%
BHP Billiton PLC		3,000	96,680
Centrica PLC		38,100	203,472
GlaxoSmithKline PLC		8,000	224,077
Reckitt Benckiser Group PLC		2,900	238,566
Royal Dutch Shell PLC, Class A		6,400	232,993
TESCO PLC		40,600	223,569
WPP PLC		3,000	65,707

			1,285,064

United States—12.0%
Apple, Inc.		400	210,496
Cisco Systems, Inc.		9,200	200,560
Eli Lilly & Co.		4,200	250,362
General Electric Co.		9,100	231,777
Intel Corp.		9,000	222,840
Johnson & Johnson		2,500	230,300
Merck & Co., Inc.		4,500	256,455
Microchip Technology, Inc. (e)		5,800	264,190
Microsoft Corp.		6,400	245,184
Pfizer, Inc.		7,400	237,614
Verizon Communications, Inc.		4,300	204,594

			2,554,372

Total Common Stock (cost—$6,452,838)			7,065,792

	Principal Amount (000s)

SOVEREIGN DEBT OBLIGATIONS—23.1%

Brazil—2.4%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	1,300	518,810

France—3.8%
Caisse d’Amortissement de la Dette Sociale (a)(b),
1.25%, 7/11/14		$800	803,011

Indonesia—2.0%
Indonesia Treasury Bond,
7.375%, 9/15/16	IDR	4,900,000	419,765

Italy—5.3%
Italy Buoni Poliennali Del Tesoro,
3.10%, 9/15/26 (d)		€445	649,776
3.50%, 11/1/17		330	484,279

			1,134,055

Mexico—2.4%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	6,600	510,697

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)		Value*

Poland—2.4%
Poland Government Bond,
3.75%, 4/25/18	PLN	1,500	$500,541

Russia—1.0%
Russian Federation Bond (a)(b),
4.50%, 4/4/22		$200	203,000

South Africa—2.0%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	4,500	417,755

Turkey—1.8%
Turkey Government Bond,
9.00%, 3/8/17	TRY	900	391,517

Total Sovereign Debt Obligations (cost—$4,896,725)			4,899,151

	Shares

EXCHANGE-TRADED FUNDS—0.9%
iShares MSCI Turkey (cost—$206,610)		4,700	200,596

	Principal Amount (000s)

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $854,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $872,969 including accrued interest (cost—$854,000)		$854	854,000

	Contracts

OPTIONS PURCHASED (f)(g)—0.1%

Call Options—0.1%
Euro Stoxx 50 Index, strike price $3,150.00, expires 6/20/14 (cost—$21,774)		20	19,034

Total Investments, before options written (cost—$20,243,795) (c)—98.9%			21,027,353

OPTIONS WRITTEN (f)(g)—(0.0)%

Call Options—(0.0)%
Euro Stoxx 50 Index, strike price $3,100.00, expires 3/21/14 (premiums received—$6,022)		10	(9,379)

Total Investments, net of options written (cost—$20,237,773)—98.9%			21,017,974

Other assets less other liabilities—1.1%			233,193

Net Assets—100.0%			$21,251,167

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,257,951, representing 5.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $4,511,420, representing 21.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Non-income producing.
(g)	Exchange traded-Chicago Board Options Exchange.
(h)	Futures contracts outstanding at February 28, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: 10-Year U.S. Treasury Note Futures	(3)	$(374)	6/19/14	$(1,154)

(i)	At February 28, 2014, the Fund pledged cash collateral of $46,819 for futures contracts.

(j)	Transactions in options written for the three months ended February 28, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	244	$16,203
Options written	70	14,950
Options terminated in closing transactions	(35)	(7,055)
Options expired	(269)	(18,076)

Options outstanding, February 28, 2014	10	$6,022

(k)	Forward foreign currency contracts outstanding at February 28, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value February 28, 2014	Unrealized Depreciation
Sold:
250,000 British Pound settling 5/30/14	State Street Bank	$416,987	$418,368	$(1,381)
1,000,000 Euro settling 5/30/14	State Street Bank	1,374,800	1,380,297	(5,497)

				$(6,878)

Glossary:

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

PLN—Polish Zloty

TRY—Turkish Lira

ZAR—South African Rand

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

February 28, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Banking	25.8%
Sovereign Debt Obligations	23.1%
Pharmaceuticals	6.9%
Diversified Telecommunication Services	5.4%
Software	5.0%
Oil, Gas & Consumable Fuels	4.3%
Chemicals	3.0%
Telecommunications	2.8%
Diversified Financial Services	2.6%
Semiconductors & Semiconductor Equipment	2.2%
Food Products	1.2%
Auto Manufacturers	1.2%
Household Products	1.1%
Industrial Conglomerates	1.1%
Food & Staples Retailing	1.0%
Insurance	1.0%
Electric Utilities	1.0%
Technology Hardware, Storage & Peripherals	1.0%
Multi-Utilities	1.0%
Oil & Gas	0.9%
Exchange-Traded Funds	0.9%
Communications Equipment	0.9%
Metals & Mining	0.5%
Media	0.3%
Construction & Engineering	0.3%
Electrical Equipment	0.3%
Repurchase Agreements	4.0%
Options Purchased	0.1%
Options Written	(0.0)%
Other assets less other liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Australia—0.4%
Sonic Healthcare Ltd.	3,720	$57,913

Canada—12.5%
BCE, Inc.	13,966	609,192
Bell Aliant, Inc.	5,016	121,130
Canadian Apartment Properties REIT	3,081	60,852
Cineplex, Inc.	1,185	43,877
Dollarama, Inc.	2,482	193,552
Empire Co., Ltd.	648	41,439
Fairfax Financial Holdings Ltd.	481	199,802
Intact Financial Corp.	3,618	217,642
Manitoba Telecom Services, Inc.	3,796	104,319
Shoppers Drug Mart Corp.	3,912	213,035
TELUS Corp.	7,431	263,269
Transcontinental, Inc., Class A	3,818	51,410

		2,119,519

China—3.8%
Bank of Communications Co., Ltd., Class H	105,000	67,383
China Citic Bank Corp. Ltd., Class H	83,000	44,829
China Mobile Ltd.	6,700	63,552
Datang International Power Generation Co., Ltd., Class H	190,000	76,765
Huaneng Power International, Inc., Class H	66,000	59,076
PetroChina Co., Ltd., Class H	310,000	326,601

		638,206

France—0.3%
Metropole Television S.A.	2,083	48,447

Germany—0.8%
Fresenius Medical Care AG & Co. KGaA	776	53,241
Suedzucker AG	2,979	82,773

		136,014

Hong Kong—4.6%
CLP Holdings Ltd.	44,100	343,431
Esprit Holdings Ltd. (b)	40,300	75,753
Jardine Matheson Holdings Ltd.	2,000	116,362
Power Assets Holdings Ltd.	14,200	118,781
Yue Yuen Industrial Holdings Ltd.	44,500	135,807

		790,134

Israel—4.0%
Israel Chemicals Ltd.	13,922	118,185
Israel Corp. Ltd. (b)	79	42,196
Mizrahi Tefahot Bank Ltd.	4,508	55,916
Teva Pharmaceutical Industries Ltd.	9,431	471,046

		687,343

Japan—6.1%
ABC-Mart, Inc.	1,100	43,668
ANA Holdings, Inc.	40,000	89,329
Benesse Holdings, Inc.	4,000	150,659
Capcom Co., Ltd.	4,300	82,423
FamilyMart Co., Ltd.	2,200	98,186
Japan Airlines Co., Ltd.	1,200	59,753
McDonald’s Holdings Co. Japan Ltd.	2,600	69,491
NTT DoCoMo, Inc.	9,300	155,008
Oriental Land Co., Ltd.	1,500	225,350
Osaka Gas Co., Ltd.	16,000	66,650

		1,040,517

Norway—0.3%
Telenor ASA	2,580	56,843

Singapore—4.2%
CapitaMall Trust REIT	49,000	73,528
ComfortDelGro Corp. Ltd.	73,000	111,201
Hutchison Port Holdings Trust UNIT	91,000	56,911
Keppel Corp. Ltd.	5,000	41,345

	Shares	Value*

Singapore Airlines Ltd.	26,000	$208,913
Singapore Post Ltd.	107,000	111,499
Singapore Press Holdings Ltd.	23,000	75,370
StarHub Ltd.	13,000	42,895

		721,662

Switzerland—1.6%
Galenica AG	76	80,732
Nestle S.A.	935	70,635
Novartis AG	1,345	111,944

		263,311

United Kingdom—5.0%
AstraZeneca PLC	865	58,800
BP PLC	46,636	394,124
G4S PLC	10,212	40,608
Randgold Resources Ltd.	1,692	134,008
Royal Dutch Shell PLC, Class A	1,918	69,825
Smith & Nephew PLC	9,902	157,603

		854,968

United States—55.4%
Alleghany Corp. (b)	200	77,100
Apple, Inc.	400	210,496
AutoZone, Inc. (b)	1,100	592,284
Capitol Federal Financial, Inc.	28,300	343,845
Cardinal Health, Inc.	1,700	121,601
Chimera Investment Corp. REIT	23,400	74,646
Clorox Co.	3,400	296,752
CommonWealth REIT	1,600	43,440
Consolidated Edison, Inc.	3,800	212,990
CR Bard, Inc.	1,200	172,992
Dollar Tree, Inc. (b)	1,200	65,724
DSW, Inc., Class A	2,300	88,504
Duke Energy Corp.	8,666	614,246
Endo Health Solutions, Inc. (b)	2,200	175,604
Exelon Corp.	7,100	215,911
General Mills, Inc.	10,000	500,300
HCA Holdings, Inc. (b)	1,400	71,680
Henry Schein, Inc. (b)	500	59,520
Hewlett-Packard Co.	2,700	80,676
Humana, Inc.	3,600	404,856
Integra LifeSciences Holdings Corp. (b)	1,500	70,560
Kellogg Co.	3,100	188,139
Kimberly-Clark Corp.	800	88,280
Kohl’s Corp.	800	44,952
Laboratory Corp. of America Holdings (b)	3,200	299,328
Lorillard, Inc.	2,300	112,838
McDonald’s Corp.	2,400	228,360
MEDNAX, Inc. (b)	2,900	176,378
Merck & Co., Inc.	3,400	193,766
Morningstar, Inc.	1,900	158,954
O’Reilly Automotive, Inc. (b)	400	60,340
Omnicare, Inc.	2,200	129,580
PartnerRe Ltd.	500	49,440
Patterson Cos., Inc.	1,800	74,088
PepsiCo, Inc.	7,900	632,553
Pinnacle Foods, Inc.	1,500	42,480
PPL Corp.	6,600	213,114
Procter & Gamble Co.	1,600	125,856
Quest Diagnostics, Inc.	5,100	270,300
RenaissanceRe Holdings Ltd.	1,400	133,714
Southern Co.	13,600	575,960
Target Corp.	3,200	200,128
Techne Corp.	900	79,956
Total System Services, Inc.	1,400	42,644
Validus Holdings Ltd.	4,500	165,645
VeriSign, Inc. (b)	1,200	66,132
Wal-Mart Stores, Inc.	7,300	545,310
Waste Connections, Inc.	1,100	47,597

		9,439,559

Total Common Stock (cost—$15,375,953)		16,854,436

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $126,000; collateralized by Freddie Mac, 3.50%, due 3/4/33, valued at $129,050 including accrued interest (cost—$126,000)	$126	$126,000

Total Investments (cost—$15,501,953) (a)—99.7%		16,980,436

Other assets less liabilities—0.3%		50,801

Net Assets—100.0%		$17,031,237

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,246,911, representing 30.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	12.3%
Health Care Providers & Services	10.1%
Diversified Telecommunication Services	6.7%
Pharmaceuticals	6.5%
Food & Staples Retailing	5.3%
Food Products	5.1%
Specialty Retail	5.1%
Insurance	5.1%
Oil, Gas & Consumable Fuels	4.6%
Beverages	3.7%
Hotels, Restaurants & Leisure	3.0%
Multi-line Retail	3.0%
Household Products	2.9%
Health Care Equipment & Supplies	2.3%
Airlines	2.0%
Thrifts & Mortgage Finance	2.0%
Media	1.9%
Technology Hardware, Storage & Peripherals	1.7%
Wireless Telecommunication Services	1.6%
Real Estate Investment Trust	1.5%
Multi-Utilities	1.3%
Commercial Banks	1.0%
Chemicals	0.9%
Industrial Conglomerates	0.9%
Diversified Consumer Services	0.9%
Commercial Services & Supplies	0.8%
Independent Power Producers & Energy Traders	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Metals & Mining	0.8%
Tobacco	0.7%
Air Freight & Logistics	0.7%
Road & Rail	0.7%
Software	0.5%
Life Sciences Tools & Services	0.5%
Gas Utilities	0.4%
Internet Software & Services	0.4%
Transportation Infrastructure	0.3%
IT Services	0.2%
Repurchase Agreements	0.7%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—95.0%

Austria—4.3%
Andritz AG	203,747	$12,778,702

Brazil—2.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	714,938	6,627,475

Chile—0.4%
Aguas Andinas S.A., Class A	2,188,383	1,335,416

China—4.9%
China Everbright International Ltd.	3,042,000	4,470,061
Guangdong Investment Ltd.	9,706,000	10,120,962

		14,591,023

France—4.8%
Suez Environnement Co.	473,985	9,473,420
Veolia Environnement S.A.	258,397	4,881,678

		14,355,098

Hong Kong—1.1%
Beijing Enterprises Water Group Ltd.	4,470,000	3,211,981

Italy—1.9%
Hera SpA	2,213,000	5,654,073

Japan—4.2%
Daiseki Co., Ltd.	86,900	1,552,337
Ebara Corp.	1,591,000	10,803,062

		12,355,399

Korea (Republic of)—0.9%
Coway Co., Ltd.	40,000	2,563,821

Netherlands—3.0%
Arcadis NV	234,043	8,834,981

Sweden—5.9%
Alfa Laval AB	644,035	17,451,582

Switzerland—14.7%
Belimo Holding AG	1,010	2,756,111
Geberit AG	37,378	11,746,612
Pentair Ltd.	236,010	19,071,968
Sulzer AG	71,060	10,046,537

		43,621,228

United Kingdom—15.2%
Halma PLC	790,186	8,061,310
Intertek Group PLC	52,500	2,582,361
Pennon Group PLC	300,731	3,739,877
Rotork PLC	171,288	7,681,162
Severn Trent PLC	321,149	9,948,937
Spectris PLC (b)	91,719	3,767,253
United Utilities Group PLC	715,316	9,335,830

		45,116,730

United States—31.5%
American Water Works Co., Inc.	305,238	13,686,872
AMETEK, Inc.	49,797	2,651,192
Aqua America, Inc.	160,518	4,043,448
Danaher Corp.	258,283	19,756,067
Dover Corp.	22,235	2,096,760
Flowserve Corp.	37,413	3,038,310
Franklin Electric Co., Inc.	142,539	6,213,275
IDEX Corp.	165,116	12,395,258
Mueller Water Products, Inc., Class A	627,892	6,059,158
Roper Industries, Inc.	38,011	5,155,052
Watts Water Technologies, Inc., Class A	74,551	4,593,833

	Shares	Value*

Xylem, Inc.	354,944	$13,967,046

		93,656,271

Total Common Stock (cost—$224,621,060)		282,153,780

	Principal Amount (000s)
Repurchase Agreements—4.7%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $13,965,000; collateralized by Fannie Mae, 3.40%, due 9/27/32, valued at $14,245,888 including accrued interest (cost—$13,965,000)	$13,965	13,965,000

Total Investments (cost—$238,586,060) (a)—99.7%		296,118,780

Other assets less liabilities—0.3%		820,286

Net Assets—100.0%		$296,939,066

Schedule of Investments

AllianzGI Global Water Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $133,630,109, representing 45.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	40.4%
Water Utilities	20.8%
Multi-Utilities	6.7%
Industrial Conglomerates	6.7%
Building Products	4.9%
Electrical Equipment	4.7%
Electronic Equipment, Instruments & Components	4.0%
Construction & Engineering	3.0%
Commercial Services & Supplies	2.0%
Professional Services	0.9%
Household Durables	0.9%
Repurchase Agreements	4.7%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2014 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—94.2%

Aerospace & Defense—2.4%
AAR Corp.,
7.25%, 1/15/22	$4,665	$5,038,200
Erickson Air-Crane, Inc. (a)(b),
8.25%, 5/1/20	3,421	3,643,365
TransDigm, Inc.,
7.75%, 12/15/18	1,620	1,743,525

		10,425,090

Apparel & Textiles—0.7%
Quiksilver, Inc.,
7.875%, 8/1/18 (a)(b)	1,915	2,096,925
10.00%, 8/1/20	1,000	1,140,000

		3,236,925

Auto Components—4.3%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,665	1,819,012
7.75%, 11/15/19	1,980	2,291,850
Chassix, Inc. (a)(b),
9.25%, 8/1/18	2,440	2,629,100
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,435	3,542,344
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	4,655	4,916,844
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	3,030	3,401,175

		18,600,325

Auto Manufacturers—2.4%
Chrysler Group LLC,
8.25%, 6/15/21	3,305	3,759,437
Jaguar Land Rover Automotive PLC (a)(b),
7.75%, 5/15/18	3,060	3,285,675
Navistar International Corp.,
8.25%, 11/1/21	3,245	3,403,194

		10,448,306

Banking—0.8%
Ally Financial, Inc.,
8.00%, 3/15/20	2,940	3,652,950

Building Materials—0.9%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,540	3,947,100

Chemicals—0.7%
Omnova Solutions, Inc.,
7.875%, 11/1/18	2,620	2,823,050

Coal—0.6%
Arch Coal, Inc.,
9.875%, 6/15/19	2,915	2,652,650

Commercial Services—11.2%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	500	582,500
Cardtronics, Inc.,
8.25%, 9/1/18	2,690	2,891,750
Cenveo Corp.,
11.50%, 5/15/17	3,610	3,582,925
Deluxe Corp.,
7.00%, 3/15/19	1,650	1,773,750
Envision Healthcare Corp.,
8.125%, 6/1/19	2,084	2,244,208
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,695	4,082,975
H&E Equipment Services, Inc.,
7.00%, 9/1/22	3,380	3,734,900
Harland Clarke Holdings Corp.,

	Principal Amount (000s)	Value*

9.25%, 3/1/21 (a)(b)	$1,855	$1,880,506
9.50%, 5/15/15	265	265,172
9.75%, 8/1/18 (a)(b)	2,550	2,805,000
Hertz Corp.,
6.75%, 4/15/19	2,305	2,480,756
Interactive Data Corp.,
10.25%, 8/1/18	3,620	3,945,800
Monitronics International, Inc.,
9.125%, 4/1/20	3,430	3,695,825
RR Donnelley & Sons Co.,
7.00%, 2/15/22	3,470	3,869,050
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	2,761	2,864,538
United Rentals North America, Inc.,
8.25%, 2/1/21	2,980	3,378,575
8.375%, 9/15/20	3,610	4,061,250

		48,139,480

Computers—1.7%
j2 Global, Inc.,
8.00%, 8/1/20	4,395	4,801,538
Unisys Corp.,
6.25%, 8/15/17	2,150	2,359,625

		7,161,163

Distribution/Wholesale—0.7%
HD Supply, Inc.,
11.00%, 4/15/20	2,620	3,216,050

Diversified Financial Services—7.5%
Affinion Investments LLC (a)(b),
13.50%, 8/15/18	2,443	2,418,471
Aircastle Ltd.,
9.75%, 8/1/18	2,910	3,150,075
Community Choice Financial, Inc.,
10.75%, 5/1/19	3,275	2,882,000
International Lease Finance Corp.,
8.25%, 12/15/20	2,480	3,041,100
8.75%, 3/15/17	3,550	4,206,750
Nationstar Mortgage LLC,
7.875%, 10/1/20	2,265	2,304,638
9.625%, 5/1/19	2,640	2,937,000
SLM Corp.,
8.45%, 6/15/18	2,750	3,265,625
Springleaf Finance Corp.,
6.90%, 12/15/17	3,735	4,113,169
8.25%, 10/1/23	3,585	4,024,162

		32,342,990

Electrical Equipment—1.0%
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,000	4,140,000

Electronics—2.2%
Kemet Corp.,
10.50%, 5/1/18	5,419	5,689,950
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,550	3,829,562

		9,519,512

Engineering & Construction—0.5%
Dycom Investments, Inc.,
7.125%, 1/15/21	2,175	2,359,875

Entertainment—0.8%
AMC Entertainment, Inc.,
9.75%, 12/1/20	2,900	3,360,375

Food & Beverage—0.9%
SUPERVALU, Inc.,
8.00%, 5/1/16	3,350	3,710,125

Healthcare-Products—0.8%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	2,945	3,419,881

Healthcare-Services—2.7%
Community Health Systems, Inc.,

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

7.125%, 7/15/20	$2,500	$2,734,375
8.00%, 11/15/19	2,745	3,063,420
Kindred Healthcare, Inc.,
8.25%, 6/1/19	2,160	2,338,200
Tenet Healthcare Corp.,
8.125%, 4/1/22	2,940	3,300,150

		11,436,145

Home Builders—3.1%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,000	2,070,000
9.125%, 5/15/19	2,280	2,470,950
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	2,445	2,610,037
KB Home,
8.00%, 3/15/20	2,610	2,955,825
Standard Pacific Corp.,
8.375%, 5/15/18	2,115	2,527,425
William Lyon Homes, Inc.,
8.50%, 11/15/20	680	751,400

		13,385,637

Household Products/Wares—1.1%
Jarden Corp.,
7.50%, 5/1/17	930	1,074,150
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,115	3,527,738

		4,601,888

Internet—1.1%
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,260	1,215,900
Zayo Group LLC,
8.125%, 1/1/20	3,005	3,324,281

		4,540,181

Iron/Steel—1.5%
AK Steel Corp.,
8.375%, 4/1/22	1,800	1,795,500
8.75%, 12/1/18	895	1,011,350
ArcelorMittal,
10.35%, 6/1/19	2,980	3,803,225

		6,610,075

Lodging—2.4%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	2,745	2,810,194
12.75%, 4/15/18	2,495	1,409,675
MGM Resorts International,
11.375%, 3/1/18	4,550	5,926,375

		10,146,244

Machinery-Construction & Mining—0.5%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	2,180	2,308,075

Media—6.2%
American Media, Inc.,
11.50%, 12/15/17	3,565	3,859,112
Cablevision Systems Corp.,
8.625%, 9/15/17	2,960	3,537,200
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,045	1,029,325
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	4,315	4,617,050
Gray Television, Inc.,
7.50%, 10/1/20	1,230	1,346,850
McClatchy Co.,
9.00%, 12/15/22	4,000	4,595,000
McGraw-Hill Global Education Holdings LLC (a)(b),
9.75%, 4/1/21	3,205	3,565,563
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	2,780	3,009,350

	Principal Amount (000s)	Value*

Sinclair Television Group, Inc.,
6.375%, 11/1/21	$940	$998,750

		26,558,200

Mining—0.6%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,735	2,570,900

Miscellaneous Manufacturing—1.0%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,680	4,112,400

Oil & Gas—9.7%
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,555	1,702,725
8.625%, 10/15/20	2,745	2,985,188
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	3,115	3,371,987
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,205	3,677,737
Concho Resources, Inc.,
7.00%, 1/15/21	2,100	2,331,000
CVR Refining LLC,
6.50%, 11/1/22	3,045	3,174,413
Endeavour International Corp.,
12.00%, 3/1/18	3,270	3,220,950
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,990	3,281,525
EP Energy LLC,
9.375%, 5/1/20	3,325	3,865,312
Hercules Offshore, Inc. (a)(b),
8.75%, 7/15/21	2,290	2,564,800
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,025	2,257,875
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	2,695	2,883,650
Pioneer Energy Services Corp.,
9.875%, 3/15/18	1,080	1,139,400
United Refining Co.,
10.50%, 2/28/18	1,664	1,867,840
Vanguard Natural Resources LLC,
7.875%, 4/1/20	3,025	3,274,563

		41,598,965

Pharmaceuticals—1.4%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	2,855	3,111,950
Salix Pharmaceuticals Ltd. (a)(b),
6.00%, 1/15/21	2,780	2,981,550

		6,093,500

Pipelines—0.1%
Tesoro Logistics L.P.,
6.125%, 10/15/21	350	367,500

Real Estate Investment Trust—0.7%
iStar Financial, Inc.,
7.125%, 2/15/18	2,580	2,876,700

Retail—5.9%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,890	4,142,850
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	3,110	3,288,825
DineEquity, Inc.,
9.50%, 10/30/18	3,600	3,960,000
Fifth & Pacific Cos., Inc.,
10.50%, 4/15/19	3,840	4,080,000
Neiman Marcus Group LTD, Inc. (a)(b),
8.00%, 10/15/21	1,530	1,648,575
Rite Aid Corp.,
10.25%, 10/15/19	2,570	2,862,337
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,265	3,607,825
Toys R Us, Inc.,
10.375%, 8/15/17	1,997	1,742,383

		25,332,795

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Semiconductors—1.6%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19 (a)(b)	$1,660	$1,672,450
8.125%, 12/15/17	3,195	3,358,744
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	1,846	1,963,682

		6,994,876

Software—2.0%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	2,880	3,132,000
First Data Corp.,
10.625%, 6/15/21 (a)(b)	3,305	3,734,650
12.625%, 1/15/21	1,640	1,968,000

		8,834,650

Telecommunications—11.1%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	3,090	3,241,602
Consolidated Communications Finance Co.,
10.875%, 6/1/20	3,000	3,495,000
Cricket Communications, Inc.,
7.75%, 10/15/20	3,620	4,117,750
EarthLink, Inc.,
7.375%, 6/1/20	3,390	3,559,500
8.875%, 5/15/19	3,477	3,520,462
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,260	3,700,100
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	3,695	3,999,837
Level 3 Financing, Inc.,
8.625%, 7/15/20	3,245	3,662,794
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,250	1,345,313
NII Capital Corp.,
8.875%, 12/15/19	3,260	1,434,400
NII International Telecom SCA (a)(b),
7.875%, 8/15/19	1,040	733,200
11.375%, 8/15/19	2,000	1,490,000
Sprint Communications, Inc.,
6.00%, 11/15/22	1,235	1,272,050
8.375%, 8/15/17	1,000	1,176,250
11.50%, 11/15/21	3,085	4,149,325
T-Mobile USA, Inc.,
6.836%, 4/28/23	1,935	2,097,056
West Corp.,
7.875%, 1/15/19	2,340	2,527,200
Windstream Corp.,
7.50%, 6/1/22	2,000	2,130,000

		47,651,839

Transportation—1.4%
Quality Distribution LLC,
9.875%, 11/1/18	2,035	2,246,131
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,505	3,877,407

		6,123,538

Total Corporate Bonds & Notes (cost-$385,645,811)		405,299,955

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $15,507,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $15,821,975 including accrued interest (cost-$15,507,000)	15,507	15,507,000

Total Investments (cost-$401,152,811)—97.8%		420,806,955

Other assets less liabilities-2.2%		9,271,798

Net Assets-100.0%		$430,078,753

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $58,362,449, representing 13.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Australia—1.2%
BlueScope Steel Ltd. (d)	124,600	$686,447
Vocation Ltd. (d)	288,875	667,643

		1,354,090

Austria—1.6%
Schoeller-Bleckmann Oilfield Equipment AG (c)	15,608	1,803,210

China—2.5%
China Everbright International Ltd.	641,000	941,916
China Machinery Engineering Corp., Class H	937,000	687,189
SPT Energy Group, Inc.	810,000	468,945
Sunny Optical Technology Group Co., Ltd.	303,000	289,519
Tiangong International Co., Ltd. (c)	1,430,000	397,176

		2,784,745

Denmark—4.1%
Pandora A/S	10,921	738,910
SimCorp A/S (c)	62,687	2,461,764
Topdanmark A/S (d)	45,830	1,275,027

		4,475,701

Finland—3.3%
Amer Sports Oyj	59,202	1,335,822
Vacon PLC (c)	26,946	2,304,514

		3,640,336

France—4.4%
Sartorius Stedim Biotech	14,481	2,982,610
Virbac S.A.	7,585	1,894,191

		4,876,801

Germany—5.1%
Aareal Bank AG (c)(d)	41,005	1,802,021
CANCOM SE (c)	34,073	1,724,949
Wirecard AG	45,898	2,149,506

		5,676,476

Greece—1.5%
OPAP S.A.	105,912	1,663,449

Hong Kong—4.6%
Future Bright Holdings Ltd.	970,000	581,990
Ju Teng International Holdings Ltd. (c)	1,514,000	1,156,771
Nexteer Automotive Group Ltd. (d)	1,668,000	1,001,973
Playmates Toys Ltd. (d)	1,328,000	672,082
Techtronic Industries Co.	250,500	666,629
Xinyi Glass Holdings Ltd.	1,118,000	995,755

		5,075,200

Ireland—1.4%
Glanbia PLC	98,375	1,491,621

Italy—5.1%
Mediolanum SpA	174,189	1,605,072
World Duty Free SpA (d)	128,047	1,882,316
Yoox SpA (d)	50,610	2,161,746

		5,649,134

Japan—23.0%
Aica Kogyo Co., Ltd.	88,500	1,822,169
Coca-Cola East Japan Co., Ltd.	47,400	1,090,017
COOKPAD, Inc.	27,200	775,412
Don Quijote Co., Ltd.	26,500	1,443,435
Fukushima Industries Corp.	39,400	574,240
Hoshizaki Electric Co., Ltd.	31,700	1,183,225
Inaba Denki Sangyo Co., Ltd.	28,200	893,321
Jafco Co., Ltd.	27,300	1,427,090
Japan Airport Terminal Co., Ltd.	70,100	1,630,658

	Shares	Value*

Japan Best Rescue System Co., Ltd.	1,000	$465,231
Kakaku.com, Inc.	56,600	945,187
Kusuri No Aoki Co., Ltd.	11,700	609,996
KYB Co., Ltd.	216,000	955,951
Paramount Bed Holdings Co., Ltd.	45,800	1,356,385
Rohto Pharmaceutical Co., Ltd.	70,000	1,178,325
Sanwa Holdings Corp.	190,000	1,336,628
Tadano Ltd.	58,000	755,579
Takata Corp.	44,400	1,326,353
Takuma Co., Ltd.	151,000	1,236,182
THK Co., Ltd.	52,000	1,196,160
Tokyo Tatemono Co., Ltd.	95,000	775,939
Tsukui Corp.	76,000	715,707
United Arrows Ltd.	31,700	1,051,681
UT Holdings Co., Ltd.	119,900	628,796

		25,373,667

Korea (Republic of)—1.3%
Duksan Hi-Metal Co., Ltd. (d)	25,200	415,400
Grand Korea Leisure Co., Ltd.	14,860	613,350
Hyundai Department Store Co., Ltd.	3,245	430,556

		1,459,306

Netherlands—2.5%
Delta Lloyd NV	74,344	2,117,769
Unit 4 NV (c)	12,549	668,692

		2,786,461

New Zealand—0.5%
Metlifecare Ltd.	150,853	524,753

Norway—1.1%
Storebrand ASA (d)	192,321	1,214,370

Philippines—0.8%
Century Properties Group, Inc.	8,207,000	282,014
Cosco Capital, Inc. (d)	2,790,000	582,144

		864,158

Singapore—0.1%
Courts Asia Ltd.	142,000	65,585

Spain—3.4%
Gamesa Corp. Tecnologica S.A. (d)	170,300	1,911,656
Melia Hotels International S.A.	144,086	1,826,719

		3,738,375

Sweden—7.0%
Axis Communications AB	48,479	1,688,418
Betsson AB	57,273	1,866,141
Nibe Industrier AB, Class B	47,558	1,289,892
Trelleborg AB, Class B (c)	74,432	1,465,565
Wallenstam AB, Class B	86,405	1,427,822

		7,737,838

Switzerland—3.5%
Burckhardt Compression Holding AG (c)	3,670	1,911,154
Georg Fischer AG	2,445	1,957,656

		3,868,810

Taiwan—2.0%
Chipbond Technology Corp.	284,000	487,549
GeoVision, Inc.	129,000	833,912
Hermes Microvision, Inc.	20,000	747,678
Hermes Microvision, Inc. GDR (a)(d)	4,830	180,111

		2,249,250

United Kingdom—18.7%
Aveva Group PLC (c)	30,662	1,108,206
Barratt Developments PLC	283,283	2,084,825
Elementis PLC	232,754	1,122,349
Hikma Pharmaceuticals PLC	97,941	2,357,933
IG Group Holdings PLC	163,634	1,733,770
Michael Page International PLC	262,563	2,226,284
Restaurant Group PLC	214,103	2,400,244

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*
Rotork PLC	40,624	$1,821,724
Senior PLC	175,759	846,038
Spectris PLC (c)	24,605	1,010,622
Spirax-Sarco Engineering PLC (c)	46,060	2,389,574
Victrex PLC	49,705	1,590,359

		20,691,928

Total Investments (cost—$84,354,621) (b)—98.7%		109,065,264

Other assets less liabilities—1.3%		1,413,825

Net Assets—100.0%		$110,479,089

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $96,866,111, representing 87.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	13.9%
Hotels, Restaurants & Leisure	8.1%
Insurance	5.6%
Pharmaceuticals	4.9%
Building Products	4.0%
Health Care Equipment & Supplies	3.9%
Auto Components	3.9%
Software	3.8%
Electrical Equipment	3.8%
IT Services	3.5%
Electronic Equipment, Instruments & Components	3.0%
Specialty Retail	2.7%
Household Durables	2.5%
Chemicals	2.4%
Real Estate Management & Development	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Energy Equipment & Services	2.0%
Professional Services	2.0%
Internet & Catalog Retail	2.0%
Leisure Equipment & Products	1.8%
Multi-line Retail	1.7%
Thrifts & Mortgage Finance	1.6%
Diversified Financial Services	1.6%
Communications Equipment	1.5%
Transportation Infrastructure	1.5%
Food Products	1.4%
Capital Markets	1.3%
Health Care Providers & Services	1.1%
Food & Staples Retailing	1.1%
Diversified Consumer Services	1.0%
Beverages	1.0%
Metals & Mining	1.0%
Internet Software & Services	0.9%
Commercial Services & Supplies	0.8%
Trading Companies & Distributors	0.8%
Media	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Construction & Engineering	0.6%
Other assets less liabilities	1.3%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Aerospace & Defense—1.6%
Astronics Corp. (b)	6,663	$445,755
Kratos Defense & Security Solutions, Inc. (b)	35,880	279,864

		725,619

Air Freight & Logistics—1.0%
XPO Logistics, Inc. (b)	13,839	435,098

Auto Components—3.6%
Cooper-Standard Holding, Inc. (b)	3,690	229,662
Gentherm, Inc. (b)	16,710	472,559
Motorcar Parts of America, Inc. (b)	21,257	523,560
Tower International, Inc. (b)	15,684	402,765

		1,628,546

Biotechnology—8.4%
Anacor Pharmaceuticals, Inc. (b)	5,740	109,060
Array BioPharma, Inc. (b)	29,011	139,833
Dyax Corp. (b)	22,963	222,052
Exact Sciences Corp. (b)	16,710	224,749
Galectin Therapeutics, Inc. (b)	5,945	100,233
Galena Biopharma, Inc. (b)	15,787	62,359
Insmed, Inc. (b)	10,251	205,122
Insys Therapeutics, Inc. (b)	7,600	511,328
Keryx Biopharmaceuticals, Inc. (b)	19,887	319,186
Ligand Pharmaceuticals, Inc., Class B (b)	10,149	707,893
Orexigen Therapeutics, Inc. (b)	28,191	195,646
Raptor Pharmaceutical Corp. (b)	12,096	191,480
Repligen Corp. (b)	30,139	451,181
Sangamo Biosciences, Inc. (b)	18,550	337,610

		3,777,732

Building Products—3.1%
Builders FirstSource, Inc. (b)	45,824	394,545
Patrick Industries, Inc. (b)	14,249	601,165
PGT, Inc. (b)	33,932	393,272

		1,388,982

Capital Markets—3.7%
Cowen Group, Inc., Class A (b)	80,000	342,400
HFF, Inc., Class A	17,017	542,842
ICG Group, Inc. (b)	22,245	452,241
Investment Technology Group, Inc. (b)	19,990	345,427

		1,682,910

Commercial Banks—3.3%
Banner Corp.	9,943	394,638
Eagle Bancorp, Inc. (b)	11,614	397,895
First Merchants Corp.	17,017	364,504
First NBC Bank Holding Co. (b)	9,738	324,957

		1,481,994

Commercial Services & Supplies—0.6%
Ceco Environmental Corp.	17,120	276,488

Communications Equipment—4.0%
CalAmp Corp. (b)	23,168	742,303
Extreme Networks, Inc. (b)	48,040	275,269
Mitel Networks Corp. (b)	37,008	351,576
ShoreTel, Inc. (b)	49,594	435,931

		1,805,079

Consumer Finance—0.7%
JGWPT Holdings, Inc., Class A (b)	17,325	331,254

Diversified Consumer Services—0.7%
Carriage Services, Inc.	15,069	307,860

Diversified Telecommunication Services—1.7%
8x8, Inc. (b)	39,058	413,234

	Shares	Value*

inContact, Inc. (b)	39,160	$353,223

		766,457

Electrical Equipment—0.9%
PowerSecure International, Inc. (b)	18,657	424,074

Electronic Equipment, Instruments & Components—3.3%
Control4 Corp. (b)	13,532	282,954
Fabrinet (b)	16,197	314,546
Measurement Specialties, Inc. (b)	5,843	356,423
Methode Electronics, Inc.	15,992	542,129

		1,496,052

Energy Equipment & Services—1.9%
ION Geophysical Corp. (b)	77,706	316,263
Matrix Service Co. (b)	16,812	544,205

		860,468

Food Products—0.7%
Boulder Brands, Inc. (b)	21,938	329,947

Health Care Equipment & Supplies—8.1%
Anika Therapeutics, Inc. (b)	16,504	649,763
Antares Pharma, Inc. (b)	55,255	245,885
Cardiovascular Systems, Inc. (b)	12,711	444,885
Cynosure, Inc., Class A (b)	11,891	366,005
Spectranetics Corp. (b)	19,580	586,617
Staar Surgical Co. (b)	24,193	342,573
SurModics, Inc. (b)	11,789	293,546
Trinity Biotech PLC ADR	14,454	382,886
Unilife Corp. (b)	69,607	322,280

		3,634,440

Health Care Providers & Services—4.5%
AMN Healthcare Services, Inc. (b)	24,501	341,299
BioTelemetry, Inc. (b)	31,369	352,587
Capital Senior Living Corp. (b)	20,400	518,568
Cross Country Healthcare, Inc. (b)	23,373	243,079
Five Star Quality Care, Inc. (b)	50,540	292,627
Providence Service Corp. (b)	10,866	288,927

		2,037,087

Health Care Technology—0.9%
Omnicell, Inc. (b)	14,557	418,950

Hotels, Restaurants & Leisure—0.7%
Popeyes Louisiana Kitchen, Inc. (b)	7,586	303,895

Household Durables—0.7%
M/I Homes, Inc. (b)	13,224	329,278

Insurance—2.9%
eHealth, Inc. (b)	8,406	403,488
HCI Group, Inc.	10,764	521,193
Stewart Information Services Corp.	9,943	367,692

		1,292,373

Internet Software & Services—5.3%
Autobytel, Inc. (b)	20,708	326,358
Blucora, Inc. (b)	3,350	64,454
eGain Corp. (b)	18,326	153,572
Internap Network Services Corp. (b)	36,085	274,968
IntraLinks Holdings, Inc. (b)	30,447	353,489
Points International Ltd. (b)	11,891	352,330
SciQuest, Inc. (b)	7,688	226,950
SPS Commerce, Inc. (b)	4,510	305,778
Zix Corp. (b)	67,865	306,750

		2,364,649

IT Services—1.1%
Virtusa Corp. (b)	14,044	510,780

Leisure Equipment & Products—1.2%
Arctic Cat, Inc. (a)	5,125	239,952
Nautilus, Inc. (b)	33,420	280,394

		520,346

Schedule of Investments

AllianzGI Micro Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Life Sciences Tools & Services—2.0%
Albany Molecular Research, Inc. (b)	26,448	$412,589
Cambrex Corp. (b)	20,913	419,724
Fluidigm Corp. (b)	1,364	63,903

		896,216

Machinery—1.2%
Manitex International, Inc. (b)	20,810	311,942
Wabash National Corp. (b)	18,042	243,747

		555,689

Marine—0.8%
Baltic Trading Ltd.	54,128	370,777

Media—2.6%
Carmike Cinemas, Inc. (b)	17,120	509,320
Entravision Communications Corp., Class A	50,745	336,440
MDC Partners, Inc., Class A	15,121	340,071

		1,185,831

Oil, Gas & Consumable Fuels—4.3%
Emerald Oil, Inc. (b)	36,392	278,763
Gastar Exploration, Inc. (b)	66,942	427,090
Penn Virginia Corp. (b)	39,981	605,712
StealthGas, Inc. (b)	27,986	294,133
Synergy Resources Corp. (b)	32,599	345,223

		1,950,921

Paper & Forest Products—0.9%
Neenah Paper, Inc. (a)	7,586	380,893

Pharmaceuticals—5.2%
AcelRx Pharmaceuticals, Inc. (b)	15,377	175,759
AVANIR Pharmaceuticals, Inc., Class A (b)	43,979	182,953
Depomed, Inc. (b)	36,598	441,006
Endocyte, Inc. (b)	11,686	153,905
Horizon Pharma, Inc. (b)	58,211	711,338
Lannett Co., Inc. (b)	12,404	532,008
Repros Therapeutics, Inc. (b)	6,868	134,269

		2,331,238

Professional Services—1.9%
Barrett Business Services, Inc.	7,278	509,460
GP Strategies Corp. (b)	11,584	337,326

		846,786

Road & Rail—3.9%
Arkansas Best Corp.	12,609	419,375
Celadon Group, Inc.	12,199	276,917
Quality Distribution, Inc. (b)	16,197	207,646
Roadrunner Transportation Systems, Inc. (b)	11,000	258,610
Saia, Inc. (b)	16,915	584,244

		1,746,792

Semiconductors & Semiconductor Equipment—4.0%
Ambarella, Inc. (b)	13,121	438,897
Exar Corp. (b)	18,145	207,760
FormFactor, Inc. (b)	49,309	351,573
PDF Solutions, Inc. (b)	25,936	528,835
Tower Semiconductor Ltd. (b)	35,611	273,493

		1,800,558

Software—1.9%
Callidus Software, Inc. (b)	25,013	308,410
ePlus, Inc. (b)	3,485	198,192
PROS Holdings, Inc. (b)	9,963	343,226

		849,828

Specialty Retail—0.6%
Christopher & Banks Corp. (b)	9,036	60,180

	Shares	Value*

Kirkland’s, Inc. (b)	11,500	$203,320

		263,500

Thrifts & Mortgage Finance—1.9%
BofI Holding, Inc. (b)	5,125	477,138
Tree.com, Inc. (b)	10,661	360,448

		837,586

Trading Companies & Distributors—1.8%
Aceto Corp.	20,708	378,749
H&E Equipment Services, Inc. (b)	13,327	436,060

		814,809

Total Common Stock (cost—$26,300,701)		43,961,782

	Principal Amount (000s)

Repurchase Agreements—5.4%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $2,434,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $2,488,850 including accrued interest (cost—$2,434,000)	$2,434	2,434,000

Total Investments (cost—$28,734,701)—103.0%		46,395,782

Liabilities in excess of other assets—(3.0)%		(1,360,007)

Net Assets—100.0%		$45,035,775

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

February 28, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS (d)(e)—53.1%
AllianzGI Global Commodity Equity	83,408	$1,623,125
PIMCO Commodity RealReturn Strategy	247,163	1,460,734

Total Mutual Funds (cost—$2,786,589)		3,083,859

COMMON STOCK—24.6%

Australia—2.1%
CFS Retail Property Trust Group REIT	4,280	7,536
Dexus Property Group REIT	9,690	9,270
Federation Centres REIT	2,930	6,260
Goodman Group REIT	2,778	11,935
GPT Group REIT	3,240	10,775
Lend Lease Group	1,120	11,315
Mirvac Group REIT	5,641	8,906
Stockland REIT	3,686	12,729
Westfield Group REIT	3,419	31,404
Westfield Retail Trust REIT	5,032	13,986

		124,116

Austria—0.2%
IMMOFINANZ AG (f)	2,020	10,222

Canada—1.0%
Brookfield Asset Management, Inc., Class A	848	34,362
Brookfield Office Properties, Inc.	450	8,591
First Capital Realty, Inc.	157	2,518
H&R Real Estate Investment Trust REIT	220	4,419
RioCan REIT	320	7,589

		57,479

France—1.1%
Fonciere Des Regions REIT	60	5,623
Gecina S.A. REIT	50	6,852
ICADE REIT	60	5,909
Klepierre REIT	164	7,469
Unibail-Rodamco SE REIT	154	40,538

		66,391

Hong Kong—3.1%
Cheung Kong Holdings Ltd.	2,296	36,053
Hang Lung Properties Ltd.	3,871	10,797
Henderson Land Development Co., Ltd.	2,156	12,133
Hysan Development Co., Ltd.	1,450	6,045
Kerry Properties Ltd.	1,052	3,480
Link REIT	3,821	17,774
New World Development Co., Ltd.	7,830	10,144
Sino Land Co., Ltd.	5,271	7,516
Sun Hung Kai Properties Ltd.	2,610	33,456
Swire Pacific Ltd., Class A	1,100	12,378
Swire Properties Ltd.	1,993	5,313
Wharf Holdings Ltd.	2,649	18,572
Wheelock & Co., Ltd.	1,556	6,381

		180,042

Japan—3.2%
Aeon Mall Co., Ltd.	130	3,610
Daito Trust Construction Co., Ltd.	110	10,252
Daiwa House Industry Co., Ltd.	836	15,216
Hulic Co., Ltd.	325	3,759
Japan Prime Realty Investment Corp. REIT	1	3,471
Japan Real Estate Investment Corp. REIT	2	10,861
Japan Retail Fund Investment Corp. REIT	3	5,928
Mitsubishi Estate Co., Ltd.	1,721	40,819
Mitsui Fudosan Co., Ltd.	1,156	34,556
Nippon Building Fund, Inc. REIT	2	11,470
Nomura Real Estate Holdings, Inc.	200	4,112
Nomura Real Estate Office Fund, Inc. REIT	1	4,234
NTT Urban Development Corp.	200	1,731
Sumitomo Realty & Development Co., Ltd.	490	19,798
Tokyo Tatemono Co., Ltd.	562	4,590
Tokyu Fudosan Holdings Corp. (f)	600	4,740

	Shares	Value*

United Urban Investment Corp. REIT	4	$6,128

		185,275

Netherlands—0.1%
Corio NV REIT	150	7,026

Singapore—1.0%
Ascendas Real Estate Investment Trust REIT	4,520	7,708
CapitaCommercial Trust REIT	3,940	4,558
CapitaLand Ltd.	4,675	10,526
CapitaMall Trust REIT	5,170	7,758
CapitaMalls Asia Ltd.	3,240	4,580
City Developments Ltd.	651	4,826
Global Logistic Properties Ltd.	4,700	10,510
Keppel Land Ltd.	1,600	4,059
UOL Group Ltd.	1,110	5,362

		59,887

Switzerland—0.2%
Swiss Prime Site AG (f)	110	9,234

United Kingdom—1.1%
British Land Co. PLC REIT	1,494	17,438
Hammerson PLC REIT	1,081	10,398
Intu Properties PLC REIT	1,220	6,634
Land Securities Group PLC REIT	1,241	22,572
Segro PLC REIT	1,150	6,872

		63,914

United States—11.5%
American Capital Agency Corp. REIT	750	16,717
American Tower Corp. REIT	672	54,748
Annaly Capital Management, Inc. REIT	1,723	19,263
AvalonBay Communities, Inc. REIT	195	25,149
Boston Properties, Inc. REIT	246	27,658
Brookfield Property Partners L.P.	70	1,355
Camden Property Trust REIT	131	8,738
CBRE Group, Inc., Class A (f)	429	11,991
Digital Realty Trust, Inc. REIT	210	11,374
Duke Realty Corp. REIT	519	8,719
Equity Residential REIT	539	31,515
Federal Realty Investment Trust REIT	107	11,910
General Growth Properties, Inc. REIT	747	16,449
HCP, Inc. REIT	760	29,465
Health Care REIT, Inc. REIT	463	27,197
Host Hotels & Resorts, Inc. REIT	1,111	21,853
Kimco Realty Corp. REIT	638	14,202
Liberty Property Trust REIT	250	9,565
Macerich Co. REIT	215	12,928
Plum Creek Timber Co., Inc. REIT	257	11,125
Prologis, Inc. REIT	807	33,240
Public Storage REIT	229	38,701
Rayonier, Inc. REIT	197	9,277
Realogy Holdings Corp. (f)	178	8,448
Realty Income Corp. REIT	300	13,326
Regency Centers Corp. REIT	142	7,209
Simon Property Group, Inc. REIT	506	81,613
SL Green Realty Corp. REIT	137	13,608
UDR, Inc. REIT	379	9,782
Ventas, Inc. REIT	477	29,779
Vornado Realty Trust REIT	251	24,169
Weyerhaeuser Co. REIT	860	25,379

		666,452

Total Common Stock (cost—$1,409,933)		1,430,038

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS (b)—11.5%

U.S. Treasury Inflation Indexed Bonds,
2.125%, 2/15/40	$54	64,367
2.375%, 1/15/25	121	144,475
3.875%, 4/15/29	85	121,262
U.S. Treasury Inflation Indexed Notes,
0.625%, 7/15/21	215	224,694
2.375%, 1/15/17 (c)	102	112,614

Total U.S. Treasury Obligations (cost—$725,942)		667,412

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

EXCHANGE-TRADED FUNDS—9.3%
iShares JPMorgan USD Emerging Markets Bond	1,500	165,405
Market Vectors Gold Miners	3,500	90,580
Schwab U.S. TIPS	100	5,423
SPDR Barclays Short Term High Yield Bond	9,000	279,540

Total Exchange-Traded Funds (cost—$540,032)		540,948

Total Investments (cost—$5,462,496) (a)—98.5%		5,722,257

Other assets less liabilities—1.5%		84,416

Net Assets—100.0%		$5,806,673

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $700,484, representing 12.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(d)	Affiliated fund.
(e)	Institutional Class share.
(f)	Non-income producing.

(g)	Futures contracts outstanding at February 28, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini Materials	2	$100	3/21/14	$6,035
Euro-Bund 10-Year Bond	1	165	6/6/14	136
Mini MSCI Emerging Markets Index	2	96	3/21/14	2,374
Short: 10-Year U.S. Treasury Note Futures	(7)	(872)	6/19/14	(3,404)
Dow Jones U.S. Real Estate Index	(8)	(212)	3/21/14	(19,548)

				$(14,407)

(h)	At February 28, 2014, the Fund pledged cash collateral of $39,090 for futures contracts.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	53.1%
Real Estate Investment Trust	17.0%
U.S. Treasury Obligations	11.5%
Exchange-Traded Funds	9.3%
Real Estate Management & Development	7.6%
Other assets less liabilities	1.5%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—90.1%

Brazil—4.3%
Banco ABC Brasil S.A. (c)	234	$698
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	45,958
Cia de Saneamento de Minas Gerais	3,600	51,127
Cia Energetica de Minas Gerais	6,624	38,236
Cia Paranaense de Energia	6,500	50,894
Mahle-Metal Leve S.A. Industria e Comercio	5,100	51,767
Transmissora Alianca de Energia Eletrica S.A. UNIT	6,500	50,010
Vale S.A.	3,800	53,660

		342,350

Chile—1.9%
Administrada de Fondos de Pensiones Habitat S.A.	35,865	47,531
Inversiones Aguas Metropolitanas S.A.	31,514	50,290
Inversiones La Construccion S.A.	3,873	52,008

		149,829

China—20.2%
Agricultural Bank of China Ltd., Class H	115,000	48,903
Anhui Expressway Co., Class H	99,000	50,900
Anxin-China Holdings Ltd.	182,000	39,446
Bank of China Ltd., Class H	116,000	48,849
Bank of Communications Co., Ltd., Class H	75,000	48,131
China Communications Services Corp. Ltd., Class H	92,000	43,120
China Construction Bank Corp., Class H	71,000	49,009
China Merchants Bank Co., Ltd., Class H	27,100	47,653
China Mobile Ltd.	5,400	51,221
China Petroleum & Chemical Corp., Class H	66,000	58,424
China South City Holdings Ltd.	92,000	46,318
CNOOC Ltd.	30,000	49,113
Datang International Power Generation Co., Ltd., Class H	123,000	49,695
Giant Interactive Group, Inc. ADR	5,200	59,176
Greatview Aseptic Packaging Co., Ltd.	88,000	48,119
Guangdong Electric Power Development Co., Ltd., Class B	83,400	48,823
Hangzhou Steam Turbine Co., Class B	38,700	50,345
Huabao International Holdings Ltd.	102,000	48,954
Industrial & Commercial Bank of China Ltd., Class H	80,000	48,197
Jiangling Motors Corp. Ltd., Class B	14,100	47,842
Kingboard Laminates Holdings Ltd.	127,000	48,373
Luthai Textile Co., Ltd., Class B	42,100	58,007
PetroChina Co., Ltd., Class H	46,000	48,463
Shenzhen Expressway Co., Ltd., Class H	128,000	56,600
Shenzhen Intl. Holdings	42,000	55,002
Sichuan Expressway Co., Ltd., Class H	174,000	48,066
Skyworth Digital Holdings Ltd.	100,000	51,065
Springland International Holdings Ltd.	108,000	45,290
Tianjin Port Development Holdings Ltd.	330,000	51,570
Travelsky Technology Ltd., Class H	53,000	53,224
Wasion Group Holdings Ltd.	88,000	51,894
Xinhua Winshare Publishing and Media Co., Ltd., Class H	97,000	55,450

		1,605,242

Czech Republic—0.6%
Philip Morris CR AS	94	51,636

Egypt—1.5%
Eastern Tobacco	2,433	58,373
Orascom Telecom Media And Technology Holding SAE	313,613	63,090

		121,463

Hong Kong—3.8%
Emperor Entertainment Hotel Ltd.	94,000	49,865
Emperor International Holdings	166,000	43,058
Hutchison Telecommunications Hong Kong Holdings Ltd.	120,000	43,661
NagaCorp Ltd.	54,000	54,014
Pacific Textile Holdings Ltd.	38,000	54,744
SITC International Holdings Co., Ltd.	122,000	55,582

		300,924

India—2.7%
Coal India Ltd.	11,660	45,919

	Shares	Value*

Engineers India Ltd.	20,031	$48,595
Hindustan Zinc Ltd.	25,275	47,642
Jammu & Kashmir Bank Ltd.	322	6,939
Mphasis Ltd.	1,026	6,434
Tata Motors Ltd. ADR	1,700	59,296

		214,825

Indonesia—2.2%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	660,400	57,852
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,493,000	59,003
Telekomunikasi Indonesia Persero Tbk PT	294,200	58,909

		175,764

Korea (Republic of)—12.0%
Dongbu Insurance Co., Ltd.	1,096	52,726
Dongwon Industries Co., Ltd.	173	54,706
Hanwha Corp.	1,580	53,360
Hyundai Marine & Fire Insurance Co., Ltd.	1,840	50,164
Hyundai Mobis	195	57,264
Hyundai Motor Co.	232	53,302
Kia Motors Corp.	1,055	54,814
Korea District Heating Corp.	730	47,557
Korean Reinsurance Co.	4,735	49,468
KT Corp.	1,734	49,289
KT&G Corp.	727	53,257
LIG Insurance Co., Ltd.	1,750	50,795
Meritz Fire & Marine Insurance Co., Ltd.	4,070	57,388
Samsung Electronics Co., Ltd.	44	55,739
SeAH Steel Corp.	600	60,493
Sindoh Co., Ltd.	884	51,818
SK Holdings Co., Ltd.	303	54,729
Tongyang Life Insurance	5,170	48,915

		955,784

Malaysia—2.0%
Kossan Rubber Industries	41,900	56,139
Supermax Corp. Bhd.	59,100	50,658
UOA Development Bhd.	79,200	48,617

		155,414

Mexico—2.1%
Credito Real S.A.B. de C.V.	32,000	52,244
Industrias Bachoco S.A.B. de C.V., Ser. B	15,200	53,128
TF Administradora Industrial S de RL de C.V. REIT	29,800	59,777

		165,149

Peru—0.6%
Intercorp Financial Services, Inc.	1,554	49,339

Philippines—0.8%
First Philippine Holdings Corp.	37,150	59,713

Poland—2.0%
Asseco Poland S.A.	3,568	58,476
KGHM Polska Miedz S.A.	1,347	52,175
Synthos S.A.	28,165	49,946

		160,597

Russian Federation—8.4%
Acron JSC (b)	1,567	49,674
Aeroflot - Russian Airlines OJSC (b)	21,974	43,509
Bashneft OAO (b)	869	48,777
CTC Media, Inc.	4,400	46,464
Gazprom OAO (b)	12,650	49,335
Globaltrans Investment PLC GDR	3,495	45,400
Lukoil OAO (b)	849	46,483
M Video (b)	7,320	48,458
Mobile Telesystems OJSC (b)	6,252	48,203
Rosneft OAO (b)	7,198	48,946
Sistema JSFC (b)	43,872	50,014
Surgutneftegas OAO ADR	6,097	45,423
Tatneft OAO (b)	8,630	50,917
VimpelCom Ltd. ADR	4,750	48,260

		669,863

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Singapore—2.6%
Boustead Singapore Ltd.	42,900	$58,786
Cambridge Industrial Trust REIT	88,000	49,700
First Resources Ltd.	29,000	50,638
Lippo Malls Indonesia Retail Trust REIT	154,000	47,990

		207,114

South Africa—5.2%
DataTec Ltd.	11,518	50,283
Fountainhead Property Trust UNIT REIT	73,061	50,276
Imperial Holdings Ltd.	3,070	48,186
Reunert Ltd.	8,794	51,602
S.A. Corporate Real Estate Fund Nominees Pty Ltd. UNIT REIT	143,169	51,089
Sasol Ltd.	1,074	54,530
Telkom S.A. SOC Ltd. (c)	18,254	52,864
Vukile Property Fund Ltd. REIT	34,485	51,358

		410,188

Taiwan—8.9%
AmTRAN Technology Co., Ltd.	76,000	47,563
Chicony Electronics Co., Ltd.	20,150	52,948
Gigabyte Technology Co., Ltd.	40,000	59,536
Grand Pacific Petrochemical	72,000	48,825
Hon Hai Precision Industry Co., Ltd. GDR	10,200	57,120
Inventec Corp.	56,000	59,293
King Yuan Electronics Co., Ltd.	76,000	61,821
King’s Town Bank	56,000	53,177
Lite-On Technology Corp.	34,129	50,397
Micro-Star International Co., Ltd.	59,000	59,141
Sinyi Realty Co.	30,000	48,861
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	54,109
Transcend Information, Inc.	17,000	51,985

		704,776

Thailand—3.8%
Delta Electronics Thailand PCL (b)	34,400	57,183
PTT Exploration & Production PCL (b)	10,700	50,565
PTT Global Chemical PCL (b)	22,300	51,380
PTT PCL (b)	5,800	52,138
Thai Oil PCL (b)	28,900	46,187
Thanachart Capital PCL (b)	48,100	47,277

		304,730

Turkey—3.9%
Aygaz AS	13,722	49,033
Cimsa Cimento Sanayi VE Tica	9,167	48,221
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	61,513	53,340
Soda Sanayii AS	41,829	55,344
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	40,718	52,032
Turk Traktor ve Ziraat Makineleri AS	2,068	52,223

		310,193

Ukraine—0.6%
MHP S.A. GDR	3,309	47,683

Total Common Stock (cost—$7,145,346)		7,162,576

PREFERRED STOCK—4.2%

Brazil—3.6%
Banco ABC Brasil S.A.	9,900	47,499
Banco Daycoval S.A.	16,500	57,827
Cia Energetica de Minas Gerais	2,492	14,294
Cia Energetica do Ceara, Class A	1,213	19,452
Itausa - Investimentos Itau S.A.	14,000	50,787
Petroleo Brasileiro S.A.	8,100	47,058
Telefonica Brasil S.A.	2,750	50,545

		287,462

Russian Federation—0.6%
AK Transneft OAO (b)	21	47,393

Total Preferred Stock (cost—$420,494)		334,855

	Shares	Value*

EQUITY-LINKED SECURITIES—3.9%

India—3.9%
CLSA Financial Products, Ltd.,
Aurobindo Pharma Ltd., expires 8/4/15	7,076	$60,075
Mphasis Ltd., expires 8/13/18	6,983	43,853
Oil India Ltd., expires 9/18/19	6,903	50,944
Merrill Lynch International & Co.,
Jammu & Kashmir Band Ltd., expires 6/30/15	2,200	47,520
Oil & Natural Gas Corp. Ltd., expires 5/13/15	11,400	53,808
United Phosphorus Ltd., expires 5/24/16	16,613	49,175

Total Equity-Linked Securities (cost—$261,922)		305,375

RIGHTS—0.0%

Brazil—0.0%
Itausa - Investimentos Itau S.A., expires 3/26/14 (c) (cost—$0)	215	202

Total Investments (cost—$7,827,762) (a)—98.2%		7,803,008

Other assets less liabilities—1.8%		143,896

Net Assets—100.0%		$7,946,904

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,391,451, representing 67.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $836,439, representing 10.5% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	10.0%
Commercial Banks	6.5%
Chemicals	5.0%
Real Estate Investment Trust	4.6%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.8%
Technology Hardware, Storage & Peripherals	3.5%
Transportation Infrastructure	3.3%
Wireless Telecommunication Services	3.3%
Diversified Telecommunication Services	3.1%
Electric Utilities	3.0%
Semiconductors & Semiconductor Equipment	2.8%
Metals & Mining	2.8%
Automobiles	2.7%
Food Products	2.6%
Real Estate Management & Development	2.3%
Tobacco	2.0%
Diversified Financial Services	1.9%
Water Utilities	1.8%
Software	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Auto Components	1.4%
Health Care Equipment & Supplies	1.4%
Industrial Conglomerates	1.4%
IT Services	1.4%
Banking	1.3%
Hotels, Restaurants & Leisure	1.3%
Distributors	1.3%
Household Durables	1.3%
Independent Power Producers & Energy Traders	1.2%
Gas Utilities	1.2%
Pharmaceuticals	0.8%
Energy Equipment & Services	0.8%
Marine	0.7%
Health Care Providers & Services	0.7%
Consumer Finance	0.7%
Machinery	0.7%
Office Electronics	0.6%
Holding Companies-Diversified	0.6%
Telecommunications	0.6%
Electrical Equipment	0.6%
Construction & Engineering	0.6%
Specialty Retail	0.6%
Construction Materials	0.6%
Containers & Packaging	0.6%
Capital Markets	0.6%
Pipelines	0.6%
Oil & Gas	0.6%
Media	0.6%
Road & Rail	0.6%
Multi-line Retail	0.6%
Airlines	0.6%
Other assets less liabilities	1.8%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Brazil—4.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	124,400	$1,153,188
Cia Energetica de Minas Gerais ADR	162,289	939,653
Vale S.A. ADR	94,600	1,340,482

		3,433,323

Canada—1.5%
Barrick Gold Corp.	53,400	1,088,292

China—4.3%
China Mobile Ltd.	152,600	1,447,477
China Petroleum & Chemical Corp., Class H	1,836,000	1,625,239

		3,072,716

France—4.1%
Total S.A.	45,499	2,951,934

Germany—2.0%
Siemens AG	11,100	1,479,935

Hong Kong—1.7%
First Pacific Co., Ltd.	1,224,600	1,214,814

Israel—3.8%
Israel Chemicals Ltd.	147,300	1,250,437
Teva Pharmaceutical Industries Ltd. ADR	30,000	1,496,700

		2,747,137

Japan—6.1%
Daihatsu Motor Co., Ltd.	90,900	1,464,380
ITOCHU Corp.	117,400	1,463,028
Mizuho Financial Group, Inc.	710,300	1,460,944

		4,388,352

Korea (Republic of)—4.0%
POSCO	4,900	1,303,317
SK Telecom Co., Ltd.	7,739	1,574,774

		2,878,091

Russian Federation—5.6%
Lukoil OAO ADR	25,000	1,360,000
Mobile Telesystems OJSC ADR	78,579	1,353,130
Sberbank of Russia ADR	131,000	1,332,270

		4,045,400

South Africa—2.0%
Sasol Ltd. ADR	29,021	1,481,522

Spain—4.3%
Banco Santander S.A.	160,142	1,445,544
Enagas S.A.	56,000	1,627,052

		3,072,596

Switzerland—4.2%
Credit Suisse Group AG (b)	49,129	1,542,573
Zurich Insurance Group AG (b)	4,900	1,499,457

		3,042,030

United Kingdom—10.1%
AstraZeneca PLC	43,000	2,923,021
BAE Systems PLC	203,500	1,396,868
Imperial Tobacco Group PLC	36,900	1,505,137
TESCO PLC	268,000	1,475,777

		7,300,803

United States—40.7%
Axis Capital Holdings Ltd.	33,500	1,472,995
CA, Inc.	44,200	1,480,700
Cisco Systems, Inc.	129,000	2,812,200

	Shares	Value*

ConocoPhillips	22,300	$1,482,950
Ensco PLC, Class A	28,200	1,485,012
Ford Motor Co.	96,400	1,483,596
Intel Corp.	58,700	1,453,412
JPMorgan Chase & Co.	25,500	1,448,910
MetLife, Inc.	28,600	1,449,162
Microsoft Corp.	39,300	1,505,583
Norfolk Southern Corp.	16,300	1,498,133
Northrop Grumman Corp.	11,900	1,440,257
Pfizer, Inc.	45,700	1,467,427
PNC Financial Services Group, Inc.	17,800	1,455,684
Seagate Technology PLC	28,700	1,497,853
SLM Corp.	62,100	1,486,674
Staples, Inc.	111,600	1,516,644
Wal-Mart Stores, Inc.	19,200	1,434,240
Xerox Corp.	135,200	1,485,848

		29,357,280

Total Common Stock (cost—$64,861,740)		71,554,225

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $156,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $164,100 including accrued interest (cost—$156,000)	$156	156,000

Total Investments (cost—$65,017,740) (a)—99.4%		71,710,225

Other assets less liabilities—0.6%		443,114

Net Assets—100.0%		$72,153,339

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $30,651,708, representing 42.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	12.3%
Pharmaceuticals	8.2%
Commercial Banks	7.8%
Insurance	6.1%
Wireless Telecommunication Services	6.1%
Metals & Mining	5.2%
Automobiles	4.2%
Software	4.1%
Food & Staples Retailing	4.0%
Aerospace & Defense	3.9%
Communications Equipment	3.9%
Diversified Financial Services	3.7%
Gas Utilities	2.3%
Capital Markets	2.1%
Specialty Retail	2.1%
Tobacco	2.1%
Road & Rail	2.1%
Technology Hardware, Storage & Peripherals	2.1%
Consumer Finance	2.1%
Office Electronics	2.1%
Energy Equipment & Services	2.1%
Industrial Conglomerates	2.0%
Trading Companies & Distributors	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Chemicals	1.7%
Water Utilities	1.6%
Electric Utilities	1.3%
Repurchase Agreements	0.2%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.1%

Australia—6.7%
Abacus Property Group REIT	76,900	$158,658
Beach Energy Ltd.	98,600	144,729
Bendigo and Adelaide Bank Ltd.	11,200	111,466
Cabcharge Australia Ltd.	45,200	175,298
Charter Hall Retail REIT	39,200	126,229
Mermaid Marine Australia Ltd.	40,600	88,037
Primary Health Care Ltd.	48,400	209,365
Seven West Media Ltd.	80,800	159,857
SP AusNet	148,800	176,195

		1,349,834

Austria—0.9%
EVN AG	6,100	94,260
RHI AG	2,600	86,256

		180,516

Brazil—2.3%
CETIP S.A. - Mercados Organizados	14,000	149,270
Cia de Saneamento Basico do Estado de Sao Paulo ADR	20,200	187,254
Ez Tec Empreendimentos e Participacoes S.A.	11,500	127,191

		463,715

Canada—8.3%
Cogeco, Inc.	4,700	216,982
Cott Corp.	21,100	171,754
Genworth MI Canada, Inc.	5,000	162,558
Horizon North Logistics, Inc.	21,900	158,223
Linamar Corp.	3,700	160,824
Martinrea International, Inc.	16,300	141,022
Methanex Corp.	2,000	140,660
Norbord, Inc.	4,100	114,080
ShawCor Ltd.	3,500	144,545
Total Energy Services, Inc.	5,100	99,025
Transcontinental, Inc., Class A	12,000	161,582

		1,671,255

China—6.5%
CP Pokphand Co., Ltd.	1,649,000	167,863
Giant Interactive Group, Inc. ADR	13,600	154,768
Guangdong Investment Ltd.	202,300	210,949
Guangshen Railway Co., Ltd., Class H	400,100	181,954
Lijun International Pharmaceutical Holding Co., Ltd.	431,200	150,275
Springland International Holdings Ltd.	387,100	162,331
Wasion Group Holdings Ltd.	258,400	152,379
Zhejiang Expressway Co., Ltd., Class H	136,900	119,069

		1,299,588

Denmark—0.7%
Schouw & Co.	3,200	146,704

Finland—0.7%
Tieto Oyj	5,200	131,954

France—3.7%
Alten S.A.	3,100	165,146
Groupe Steria SCA	3,400	71,093
Ipsen S.A.	2,700	115,757
Neopost S.A.	1,200	110,133
Valeo S.A.	1,200	167,859
Vicat S.A.	1,300	105,859

		735,847

Germany—1.9%
Indus Holding AG	3,300	138,776
Norma Group SE (c)	1,400	80,244
Wacker Neuson SE	10,300	170,583

		389,603

	Shares	Value*

Greece—1.1%
Costamare, Inc.	10,400	$209,352

Hong Kong—6.0%
First Pacific Co., Ltd.	192,000	190,466
Giordano International Ltd.	101,500	66,550
Johnson Electric Holdings Ltd.	207,700	201,477
PCCW Ltd.	437,000	207,222
Shun Tak Holdings Ltd.	215,800	133,024
Singamas Container Holdings Ltd.	257,500	58,880
Television Broadcasts Ltd.	31,400	194,383
Yue Yuen Industrial Holdings Ltd.	51,100	155,949

		1,207,951

Ireland—0.7%
C&C Group PLC	20,000	135,877

Israel—0.6%
Elbit Systems Ltd.	2,200	126,962

Italy—1.0%
Recordati SpA	10,400	191,946

Japan—16.2%
Ain Pharmaciez, Inc.	3,100	134,824
Canon Electronics, Inc.	5,000	89,951
Dynam Japan Holdings Co., Ltd.	52,700	206,510
Enplas Corp.	2,000	131,244
Fields Corp.	7,700	135,834
Heiwado Co., Ltd.	9,100	123,033
Japan Aviation Electronics Industry Ltd.	9,700	155,486
Japan Petroleum Exploration Co.	4,800	176,004
Kaken Pharmaceutical Co., Ltd.	11,900	183,514
Kato Sangyo Co., Ltd.	9,700	180,488
KYORIN Holdings, Inc.	5,300	117,442
Mitsubishi Gas Chemical Co., Inc.	15,300	97,963
Mitsubishi Pencil Co., Ltd.	6,600	159,347
Namco Bandai Holdings, Inc.	6,000	134,565
Nippon Flour Mills Co., Ltd.	28,000	142,261
Nippon Synthetic Chemical Industry Co., Ltd.	13,100	107,709
Nitto Kogyo Corp.	8,800	183,198
Showa Corp.	11,300	146,191
Toho Holdings Co., Ltd.	10,700	220,915
Tosoh Corp.	27,800	107,823
Toyo Suisan Kaisha Ltd.	4,600	154,884
Yamaguchi Financial Group, Inc.	18,700	163,489

		3,252,675

Korea (Republic of)—0.5%
Sung Kwang Bend Co., Ltd.	5,000	108,447

Netherlands—0.5%
Sligro Food Group NV	2,600	106,587

New Zealand—2.7%
Air New Zealand Ltd.	114,200	170,154
Goodman Property Trust REIT	189,000	153,820
Infratil Ltd.	49,200	90,748
Telecom Corp. of New Zealand Ltd.	65,100	136,594

		551,316

Norway—4.4%
BW Offshore Ltd.	139,800	173,228
Ekornes ASA	8,900	133,455
Leroy Seafood Group ASA	5,100	158,484
Petroleum Geo-Services ASA	5,800	63,143
SpareBank 1 SMN	18,300	175,224
TGS Nopec Geophysical Co. ASA	5,900	185,849

		889,383

Panama—0.7%
Banco Latinoamericano de Comercio Exterior S.A.	5,700	145,293

Russian Federation—0.6%
CTC Media, Inc.	11,500	121,440

Singapore—1.5%
Lippo Malls Indonesia Retail Trust REIT	423,900	132,097
UOL Group Ltd.	32,800	158,453

		290,550

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

South Africa—2.5%
African Rainbow Minerals Ltd.	8,200	$166,409
Investec Ltd.	23,900	175,898
JSE Ltd.	20,600	161,824

		504,131

Spain—0.6%
Grupo Catalana Occidente S.A.	3,100	123,994

Sweden—0.6%
Loomis AB, Class B	5,200	127,599

Switzerland—2.4%
BKW AG	4,900	164,076
GAM Holding AG (d)	9,300	164,127
Helvetia Holding AG	300	155,604

		483,807

Taiwan—1.6%
Gigabyte Technology Co., Ltd.	110,700	164,766
King Yuan Electronics Co., Ltd.	194,200	157,969

		322,735

United Kingdom—19.5%
Bank of Georgia Holdings PLC	4,100	159,233
Beazley PLC	32,500	143,550
Berendsen PLC	11,100	194,665
Bodycote PLC	13,700	173,421
Catlin Group Ltd.	14,000	124,354
Debenhams PLC	107,900	136,529
Go-Ahead Group PLC	3,500	126,712
Inchcape PLC	12,500	131,269
Interserve PLC	18,400	187,180
ITE Group PLC	31,530	148,786
JD Wetherspoon PLC	11,400	155,645
Kcom Group PLC	93,800	152,391
Marston’s PLC	51,900	129,900
Micro Focus International PLC	11,900	155,970
Mondi PLC	9,300	170,537
Morgan Advanced Materials PLC	35,700	206,186
Paragon Group of Cos. PLC	23,500	161,019
Premier Oil PLC	29,300	154,701
RPC Group PLC	15,800	163,729
Soco International PLC (d)	22,100	175,459
Synergy Health PLC	6,800	153,357
Synthomer PLC	34,100	151,302
UDG Healthcare PLC	34,400	212,849
WH Smith PLC	7,900	154,574
William Hill PLC	15,700	104,372

		3,927,690

United States—0.7%
Maiden Holdings Ltd.	12,400	139,252

Total Common Stock (cost—$17,063,933)		19,336,003

PREFERRED STOCK—2.0%

Brazil—0.6%
Banco ABC Brasil S.A.	25,200	120,907

Germany—1.4%
Hornbach Holding AG	1,600	134,386
Jungheinrich AG	1,900	140,074

		274,460

Total Preferred Stock (cost—$323,182)		395,367

RIGHTS—0.0%

Australia—0.0%
Mermaid Marine Australia Ltd., expires 3/21/14 (b)(d) (cost—$0)	15,789	422

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $247,000; collateralized by Freddie Mac, 3.50%, due 3/4/33, valued at $253,650 including accrued interest (cost—$247,000)	$247	$247,000

Total Investments (cost—$17,634,115) (a)—99.3%		19,978,792

Other assets less liabilities—0.7%		148,015

Net Assets—100.0%		$20,126,807

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $14,688,112, representing 73.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $422, representing less than 0.05% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Commercial Services & Supplies	4.9%
Media	4.2%
Machinery	4.1%
Health Care Providers & Services	4.0%
Pharmaceuticals	3.8%
Commercial Banks	3.8%
Insurance	3.4%
Oil, Gas & Consumable Fuels	3.3%
Energy Equipment & Services	3.2%
Food Products	3.1%
Auto Components	3.0%
Chemicals	2.9%
Hotels, Restaurants & Leisure	2.9%
Real Estate Investment Trust	2.8%
Food & Staples Retailing	2.7%
Electronic Equipment, Instruments & Components	2.7%
Electric Utilities	2.6%
Diversified Telecommunication Services	2.5%
Capital Markets	2.5%
Industrial Conglomerates	2.1%
Water Utilities	2.0%
Electrical Equipment	1.9%
IT Services	1.9%
Specialty Retail	1.8%
Diversified Financial Services	1.7%
Thrifts & Mortgage Finance	1.6%
Software	1.6%
Road & Rail	1.5%
Beverages	1.5%
Multi-line Retail	1.5%
Marine	1.5%
Paper & Forest Products	1.4%
Leisure Equipment & Products	1.4%
Household Durables	1.3%
Construction Materials	0.9%
Construction & Engineering	0.9%
Airlines	0.9%
Metals & Mining	0.8%
Technology Hardware, Storage & Peripherals	0.8%
Containers & Packaging	0.8%
Real Estate Management & Development	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Distributors	0.6%
Aerospace & Defense	0.6%
Banking	0.6%
Transportation Infrastructure	0.6%
Office Electronics	0.6%
Building Products	0.5%
Repurchase Agreements	1.2%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Australia—1.3%
AMP Ltd.	47,675	$205,871
SP AusNet	97,300	115,214

		321,085

Austria—1.4%
EVN AG	11,273	174,195
OMV AG	3,972	180,760

		354,955

Brazil—3.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	38,300	355,041
Vale S.A. ADR	26,800	379,756

		734,797

Canada—8.0%
Atco Ltd., Class I	5,600	262,173
Barrick Gold Corp.	4,500	91,682
Canadian Imperial Bank of Commerce	3,000	251,097
Cogeco Cable, Inc.	3,900	190,721
Genworth MI Canada, Inc.	5,600	182,065
Manulife Financial Corp.	12,800	242,868
Power Financial Corp.	7,900	248,636
Shaw Communications, Inc., Class B	10,400	240,760
Suncor Energy, Inc.	8,000	264,320

		1,974,322

China—4.8%
China Construction Bank Corp., Class H	348,200	240,354
China Mobile Ltd.	22,800	216,268
China Petroleum & Chemical Corp., Class H	301,000	266,447
CNOOC Ltd.	131,300	214,953
Guangdong Investment Ltd.	230,400	240,250

		1,178,272

Denmark—0.9%
Carlsberg A/S, Class B	2,200	231,775

France—6.5%
Arkema S.A.	2,200	238,640
AXA S.A.	8,800	229,216
Christian Dior S.A.	1,300	255,996
Cie Generale des Etablissements Michelin	1,800	218,809
Sanofi	3,800	395,238
Valeo S.A.	2,000	279,765

		1,617,664

Germany—2.5%
Deutsche Boerse AG	2,400	196,609
Muenchener Rueckversicherungs AG	800	174,913
Talanx AG	7,400	257,208

		628,730

Hong Kong—6.0%
BOC Hong Kong Holdings Ltd.	74,800	227,822
First Pacific Co., Ltd.	288,100	285,798
Jardine Strategic Holdings Ltd.	7,500	252,302
Television Broadcasts Ltd.	39,500	244,526
Wheelock & Co., Ltd.	60,300	247,302
Yue Yuen Industrial Holdings Ltd.	74,300	226,752

		1,484,502

India—2.0%
Sesa Sterlite Ltd. ADR	19,200	215,424
Tata Motors Ltd. ADR	8,100	282,528

		497,952

	Shares	Value*

Ireland—1.1%
C&C Group PLC	41,100	$279,227

Israel—2.2%
Israel Chemicals Ltd. ADR	24,600	207,624
Teva Pharmaceutical Industries Ltd. ADR	6,800	339,252

		546,876

Japan—11.5%
Central Japan Railway Co.	2,400	280,109
Daiwa Securities Group, Inc.	23,600	213,572
Isuzu Motors Ltd.	37,700	230,506
Japan Airlines Co., Ltd.	3,300	164,321
Kaken Pharmaceutical Co., Ltd.	9,500	146,503
KYORIN Holdings, Inc.	5,100	113,010
Mitsui & Co., Ltd.	20,500	316,023
Mizuho Financial Group, Inc.	155,600	320,038
Nippon Telegraph & Telephone Corp.	6,700	377,204
Nissan Motor Co., Ltd.	19,700	175,835
Otsuka Holdings Co., Ltd.	6,300	193,845
Suruga Bank Ltd.	10,200	180,153
Toyo Suisan Kaisha Ltd.	3,800	127,948

		2,839,067

Mexico—0.8%
America Movil S.A.B. de C.V., Ser. L ADR	10,800	209,196

Norway—3.8%
Leroy Seafood Group ASA	5,600	174,022
Statoil ASA	14,800	390,365
Telenor ASA	7,800	171,852
Yara International ASA	5,300	214,886

		951,125

Russian Federation—3.5%
Gazprom OAO ADR	27,200	206,992
Lukoil OAO ADR	3,800	206,720
Mobile Telesystems OJSC ADR	13,600	234,192
Sberbank of Russia ADR	20,300	206,451

		854,355

Singapore—5.0%
DBS Group Holdings Ltd.	22,136	288,767
First Resources Ltd.	64,100	111,926
Golden Agri-Resources Ltd.	527,943	231,432
Mapletree Industrial Trust REIT	182,000	193,998
Sembcorp Industries Ltd.	56,300	240,536
UOL Group Ltd.	34,000	164,250

		1,230,909

South Africa—1.0%
Sasol Ltd. ADR	5,000	255,250

Spain—1.6%
Enagas S.A.	5,000	145,272
Mapfre S.A.	57,900	239,131

		384,403

Switzerland—3.0%
GAM Holding AG (b)	10,100	178,245
Helvetia Holding AG	500	259,340
Roche Holdings AG	1,000	307,900

		745,485

Taiwan—1.0%
Advanced Semiconductor Engineering, Inc. ADR	51,600	256,452

Turkey—0.9%
KOC Holding AS ADR	12,200	223,016

United Kingdom—24.4%
Aberdeen Asset Management PLC	18,600	121,353
AstraZeneca PLC	4,600	312,695
BAE Systems PLC	33,800	232,011
BP PLC	28,700	242,545
BT Group PLC	47,400	326,009

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Centrica PLC	29,700	$158,612
GlaxoSmithKline PLC	13,600	380,931
HSBC Holdings PLC	23,600	249,075
Imperial Tobacco Group PLC	9,600	391,580
Inchcape PLC	25,100	263,589
Kingfisher PLC	40,700	268,269
Marks & Spencer Group PLC	31,900	268,532
Mondi PLC	15,000	275,059
Old Mutual PLC	80,900	266,652
Reckitt Benckiser Group PLC	3,300	271,472
Rio Tinto PLC	5,700	326,842
Royal Dutch Shell PLC, Class A	10,100	367,691
Sage Group PLC	35,900	259,242
Serco Group PLC	19,068	147,039
Smith & Nephew PLC	16,200	257,844
TESCO PLC	44,500	245,045
Vodafone Group PLC	54,272	226,149
William Hill PLC	29,000	192,789

		6,051,025

United States—1.2%
Ensco PLC, Class A	3,200	168,512
Verizon Communications, Inc.	2,616	123,729

		292,241

Total Common Stock (cost—$22,745,734)		24,142,681

	Principal Amount (000s)
Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $597,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $613,438 including accrued interest (cost—$597,000)	$597	597,000

Total Investments (cost—$23,342,734) (a)—99.8%		24,739,681

Other assets less liabilities—0.2%		43,400

Net Assets—100.0%		$24,783,081

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $17,640,732, representing 71.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.9%
Insurance	8.6%
Commercial Banks	7.9%
Metals & Mining	4.1%
Diversified Telecommunication Services	4.0%
Wireless Telecommunication Services	3.6%
Industrial Conglomerates	2.9%
Media	2.8%
Automobiles	2.7%
Chemicals	2.6%
Food Products	2.5%
Water Utilities	2.5%
Capital Markets	2.1%
Beverages	2.0%
Auto Components	2.0%
Diversified Financial Services	2.0%
Textiles, Apparel & Luxury Goods	1.9%
Real Estate Management & Development	1.7%
Multi-Utilities	1.6%
Tobacco	1.6%
Trading Companies & Distributors	1.3%
Electric Utilities	1.2%
Road & Rail	1.1%
Paper & Forest Products	1.1%
Household Products	1.1%
Multi-line Retail	1.1%
Specialty Retail	1.1%
Distributors	1.1%
Software	1.0%
Health Care Equipment & Supplies	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Food & Staples Retailing	1.0%
Aerospace & Defense	0.9%
Real Estate Investment Trust	0.8%
Hotels, Restaurants & Leisure	0.8%
Thrifts & Mortgage Finance	0.7%
Energy Equipment & Services	0.7%
Airlines	0.7%
Commercial Services & Supplies	0.6%
Gas Utilities	0.6%
Repurchase Agreements	2.4%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Redwood Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK (a)—85.4%

Air Freight & Logistics—1.3%
Expeditors International of Washington, Inc.	1,900	$75,069

Automobiles—1.1%
General Motors Co. (b)	1,700	61,540

Beverages—1.6%
Monster Beverage Corp. (b)	1,200	88,800

Diversified Financial Services—1.2%
Citigroup, Inc.	1,400	68,082

Electrical Equipment—1.1%
Eaton Corp. PLC	800	59,768

Energy Equipment & Services—4.6%
Cameron International Corp. (b)	4,000	256,240

Food Products—1.2%
Mead Johnson Nutrition Co.	800	65,240

Health Care Equipment & Supplies—4.3%
Edwards Lifesciences Corp. (b)	2,100	146,496
Thoratec Corp. (b)	2,500	92,850

		239,346

Health Care Providers & Services—10.8%
Express Scripts Holding Co. (b)	3,600	271,116
HCA Holdings, Inc. (b)	6,500	332,800

		603,916

Hotels, Restaurants & Leisure—7.0%
Las Vegas Sands Corp.	4,600	392,150

Household Durables—2.6%
Lennar Corp., Class A	3,300	144,804

Household Products—2.7%
Procter & Gamble Co.	1,900	149,454

Internet Software & Services—1.2%
eBay, Inc. (b)	1,100	64,647

IT Services—2.3%
Accenture PLC, Class A	700	58,345
Teradata Corp. (b)	1,600	73,472

		131,817

Leisure Equipment & Products—1.2%
Hasbro, Inc.	1,200	66,192

Media—5.6%
CBS Corp., Class B	3,900	261,612
DISH Network Corp., Class A (b)	900	52,956

		314,568

Metals & Mining—1.0%
Cliffs Natural Resources, Inc.	2,700	54,081

Multi-line Retail—1.2%
Kohl’s Corp.	1,200	67,428

Oil, Gas & Consumable Fuels—4.8%
Anadarko Petroleum Corp.	2,300	193,568
EOG Resources, Inc.	400	75,768

		269,336

Personal Products—2.9%
Estee Lauder Cos., Inc., Class A	2,400	165,216

Pharmaceuticals—6.8%
Allergan, Inc.	2,200	279,400

	Shares	Value*

Bristol-Myers Squibb Co.	1,900	$102,163

		381,563

Road & Rail—1.6%
Hertz Global Holdings, Inc. (b)	3,200	89,632

Semiconductors & Semiconductor Equipment—2.9%
Broadcom Corp., Class A	5,500	163,460

Software—3.5%
Citrix Systems, Inc. (b)	2,100	126,105
Microsoft Corp.	1,900	72,789

		198,894

Specialty Retail—3.0%
Abercrombie & Fitch Co., Class A	1,700	67,371
Urban Outfitters, Inc. (b)	2,700	101,088

		168,459

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	400	210,496

Textiles, Apparel & Luxury Goods—2.4%
Coach, Inc.	1,800	87,858
Ralph Lauren Corp.	300	48,324

		136,182

Trading Companies & Distributors—1.7%
Fastenal Co.	2,000	94,380

Total Common Stock (cost—$3,907,459)		4,780,760

	Principal Amount (000s)
Repurchase Agreements—35.3%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $1,980,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $2,023,900 including accrued interest (cost—$1,980,000)	$1,980	1,980,000

Total Investments, before options written (cost—$5,887,459)—120.7%		6,760,760

	Contracts

OPTIONS WRITTEN (b)(c)—(19.9)%

Call Options—(19.0)%
Abercrombie & Fitch Co.,
strike price $30.00, expires 8/16/14	17	(17,425)
Accenture PLC,
strike price $60.00, expires 5/17/14	7	(16,345)
Allergan, Inc.,
strike price $87.50, expires 4/19/14	22	(87,230)
Anadarko Petroleum Corp.,
strike price $80.00, expires 5/17/14	23	(16,100)
Apple, Inc.,
strike price $495.00, expires 7/19/14	4	(18,600)
Bristol-Myers Squibb Co.,
strike price $45.00, expires 1/17/15	19	(19,190)
Broadcom Corp.,
strike price $29.00, expires 8/16/14	55	(13,612)
Cameron International Corp.,
strike price $52.50, expires 8/16/14	40	(50,600)
CBS Corp.,
strike price $45.00, expires 1/17/15	39	(87,750)

Schedule of Investments

AllianzGI Redwood Fund

February 28, 2014 (unaudited) (continued)

	Contracts	Value*

Citigroup, Inc.,
strike price $50.00, expires 1/17/15	14	$(5,600)
Citrix Systems, Inc.,
strike price $55.00, expires 6/21/14	21	(15,015)
Cliffs Natural Resources, Inc.,
strike price $18.00, expires 7/19/14	27	(8,977)
Coach, Inc.,
strike price $50.00, expires 5/17/14	12	(2,040)
strike price $45.00, expires 1/17/15	6	(3,720)
DISH Network Corp.,
strike price $49.00, expires 6/21/14	9	(9,225)
Eaton Corp.,
strike price $57.50, expires 1/17/15	8	(14,280)
eBay, Inc.,
strike price $46.00, expires 4/19/14	11	(14,218)
Edwards Lifesciences Corp.,
strike price $60.00, expires 5/17/14	21	(22,155)
EOG Resources, Inc.,
strike price $150.00, expires 4/19/14	4	(15,880)
Estee Lauder Cos., Inc.,
strike price $60.00, expires 4/19/14	24	(21,600)
Expeditors International of Washington,
strike price $38.00, expires 8/16/14	19	(6,080)
Express Scripts Holding Co.,
strike price $55.00, expires 1/17/15	36	(77,400)
Fastenal Co.,
strike price $44.00, expires 5/17/14	9	(3,735)
strike price $40.00, expires 8/16/14	11	(8,855)
General Motors Co.,
strike price $30.00, expires 9/20/14	17	(11,177)
Hasbro, Inc.,
strike price $45.00, expires 4/19/14	12	(12,120)
HCA Holdings, Inc.,
strike price $38.00, expires 6/21/14	65	(86,775)
Hertz Global Holdings, Inc.,
strike price $22.00, expires 1/17/15	32	(23,040)
Kohl’s Corp.,
strike price $50.00, expires 7/19/14	12	(8,280)
Las Vegas Sands Corp.,
strike price $44.25, expires 1/17/15	46	(188,830)
Lennar Corp.,
strike price $33.00, expires 1/17/15	33	(40,508)
Mead Johnson Nutrition Co.,
strike price $70.00, expires 1/17/15	8	(11,160)
Microsoft Corp.,
strike price $30.00, expires 1/17/15	19	(16,245)
Monster Beverage Corp.,
strike price $45.00, expires 3/22/14	12	(34,320)
Procter & Gamble Co.,
strike price $70.00, expires 1/17/15	19	(18,525)
Ralph Lauren Corp.,
strike price $150.00, expires 10/18/14	3	(5,580)

	Contracts	Value*

Teradata Corp.,
strike price $37.50, expires 7/19/14	16	$(14,960)
Thoratec Corp.,
strike price $27.00, expires 7/19/14	25	(25,875)
Urban Outfitters, Inc.,
strike price $34.00, expires 3/22/14	27	(9,720)

		(1,062,747)

Put Options—(0.9)%
American Express Co.,
strike price $77.50, expires 4/19/14	19	(294)
AT&T, Inc.,
strike price $33.00, expires 1/17/15	51	(18,743)
Caterpillar, Inc.,
strike price $82.50, expires 1/17/15	24	(7,308)
Google, Inc.,
strike price $950.00, expires 1/17/15	3	(5,910)
Intel Corp.,
strike price $22.00, expires 1/17/15	37	(3,959)
Iron Mountain, Inc.,
strike price $22.50, expires 4/19/14	38	(1,520)
JPMorgan Chase & Co.,
strike price $45.00, expires 6/21/14	16	(328)
strike price $55.00, expires 9/20/14	14	(3,955)
Morgan Stanley,
strike price $17.00, expires 1/17/15	59	(944)
QUALCOMM, Inc.,
strike price $50.00, expires 1/17/15	20	(820)
Schlumberger Ltd.,
strike price $75.00, expires 1/17/15	17	(3,604)
Whole Foods Market, Inc.,
strike price $47.50, expires 5/17/14	16	(1,056)
strike price $46.50, expires 1/17/15	16	(3,832)

		(52,273)

Total Options Written (premiums received—$882,117)		(1,115,020)

Total Investments, net of options written (cost—$5,005,342)—100.8%		5,645,740

Other liabilities in excess of other assets—(0.8)%		(44,531)

Net Assets—100.0%		$5,601,209

Schedule of Investments

AllianzGI Redwood Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended February 28, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	1,523	$1,047,824
Options written	804	610,465
Options terminated in closing transactions	(655)	(471,750)
Options expired	(186)	(27,939)
Options exercised	(352)	(276,483)

Options outstanding, February 28, 2014	1,134	$882,117

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2014 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—80.7%

Aerospace & Defense—2.2%
Spirit Aerosystems, Inc.,
7.50%, 10/1/17	$7,010	$7,316,687
TransDigm, Inc.,
7.75%, 12/15/18	5,700	6,134,625
Triumph Group, Inc.,
8.625%, 7/15/18	340	364,225

		13,815,537

Airlines—0.2%
Intrepid Aviation Group Holdings LLC (a)(c),
6.875%, 2/15/19	1,500	1,548,750

Banking—1.8%
Ally Financial, Inc.,
3.125%, 1/15/16	720	738,766
3.50%, 7/18/16	3,000	3,105,000
4.625%, 6/26/15	2,500	2,601,402
4.75%, 9/10/18	930	993,938
5.50%, 2/15/17	1,535	1,684,662
CIT Group, Inc.,
4.75%, 2/15/15 (a)(c)	1,615	1,665,469
5.00%, 5/15/17	567	610,943

		11,400,180

Chemicals—0.6%
Ashland, Inc.,
3.00%, 3/15/16	3,025	3,108,188
3.875%, 4/15/18	840	873,600

		3,981,788

Coal—3.5%
Cloud Peak Energy Resources LLC,
8.25%, 12/15/17	2,550	2,673,802
CONSOL Energy, Inc.,
8.00%, 4/1/17	18,553	19,387,885

		22,061,687

Commercial Services—5.6%
ADT Corp.,
2.25%, 7/15/17	7,020	6,976,932
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	22,441	23,619,152
Hertz Corp.,
4.25%, 4/1/18	85	88,188
7.50%, 10/15/18	4,300	4,611,750

		35,296,022

Computers—0.2%
Seagate HDD Cayman (a)(c),
3.75%, 11/15/18	1,000	1,035,000

Containers & Packaging—2.2%
Ardagh Packaging Finance PLC (a)(c),
7.375%, 10/15/17	12,538	13,466,112
Beverage Packaging Holdings Luxembourg II S.A. (a)(c),
5.625%, 12/15/16	250	258,438

		13,724,550

Diversified Financial Services—6.9%
Aircastle Ltd.,
6.75%, 4/15/17	5,195	5,831,388
CNH Capital LLC,
3.875%, 11/1/15	2,620	2,708,425
Ford Motor Credit Co. LLC,
3.875%, 1/15/15	1,300	1,336,235

	Principal Amount (000s)	Value*

General Motors Financial Co., Inc.,
2.75%, 5/15/16	$500	$511,000
3.25%, 5/15/18	250	256,875
4.75%, 8/15/17	5,555	6,035,507
6.75%, 6/1/18	1,725	2,018,250
International Lease Finance Corp.,
3.875%, 4/15/18	9,500	9,790,937
4.875%, 4/1/15	1,900	1,978,375
5.65%, 6/1/14	750	759,653
National Money Mart Co.,
10.375%, 12/15/16	6,419	6,410,976
SLM Corp.,
3.875%, 9/10/15	1,850	1,922,477
5.00%, 4/15/15	175	182,438
5.00%, 6/15/18	2,220	2,230,123
6.00%, 1/25/17	1,500	1,644,375

		43,617,034

Electric Utilities—2.8%
AES Corp.,
7.75%, 10/15/15	300	330,750
Ipalco Enterprises, Inc. (a)(c),
7.25%, 4/1/16	2,300	2,553,000
NRG Energy, Inc.,
7.625%, 1/15/18	13,311	15,107,985

		17,991,735

Electrical Equipment—1.0%
General Cable Corp. (f),
2.622%, 4/1/15	6,167	6,182,418

Entertainment—0.5%
Scientific Games International, Inc.,
9.25%, 6/15/19	3,169	3,382,908

Food & Beverage—2.6%
Constellation Brands, Inc.,
8.375%, 12/15/14	73	77,106
Delhaize Group S.A.,
6.50%, 6/15/17	760	866,633
Stater Bros Holdings, Inc.,
7.375%, 11/15/18	2,213	2,348,546
Stater Bros. Holdings, Inc.,
7.75%, 4/15/15	7,495	7,541,844
Sun Merger Sub, Inc. (a)(c),
5.25%, 8/1/18	5,200	5,466,500

		16,300,629

Healthcare-Services—1.6%
DaVita HealthCare Partners, Inc.,
6.375%, 11/1/18	8,460	8,909,438
HCA, Inc.,
7.19%, 11/15/15	880	962,500

		9,871,938

Holding Companies-Diversified—0.2%
Leucadia National Corp.,
8.125%, 9/15/15	860	948,150

Home Builders—1.8%
Lennar Corp.,
4.75%, 12/15/17	1,075	1,147,562
Meritage Homes Corp.,
4.50%, 3/1/18	10,010	10,185,175

		11,332,737

Household Products/Wares—1.9%
Jarden Corp.,
7.50%, 5/1/17	695	802,725
Reynolds Group Issuer, Inc.,
8.50%, 5/15/18	10,400	10,972,000

		11,774,725

Internet—1.8%
IAC (a)(c),
4.875%, 11/30/18	10,810	11,323,475

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Iron/Steel—1.1%
ArcelorMittal,
4.25%, 2/25/15	$4,650	$4,772,063
Commercial Metals Co.,
6.50%, 7/15/17	1,775	1,996,875

		6,768,938

Leisure—0.2%
NCL Corp. Ltd.,
5.00%, 2/15/18	650	677,625
Royal Caribbean Cruises Ltd.,
7.25%, 6/15/16	230	259,325

		936,950

Lodging—1.3%
MGM Resorts International,
6.625%, 7/15/15	3,619	3,876,673
6.875%, 4/1/16	4,208	4,639,320

		8,515,993

Media—6.9%
Allbritton Communications Co.,
8.00%, 5/15/18	1,194	1,258,237
Cablevision Systems Corp.,
7.75%, 4/15/18	11,223	13,032,709
CCO Holdings LLC,
7.25%, 10/30/17	16,816	17,909,040
DISH DBS Corp.,
4.25%, 4/1/18	4,235	4,414,988
4.625%, 7/15/17	6,355	6,760,131
6.625%, 10/1/14	65	66,950
Quebecor Media, Inc.,
7.75%, 3/15/16	459	463,016

		43,905,071

Mining—1.6%
Novelis, Inc.,
8.375%, 12/15/17	9,505	10,182,231

Miscellaneous Manufacturing—0.6%
Bombardier, Inc. (a)(c),
4.25%, 1/15/16	3,755	3,923,975

Oil & Gas—3.8%
Chesapeake Energy Corp.,
3.25%, 3/15/16	3,125	3,156,250
Sabine Pass LNG L.P.,
7.50%, 11/30/16	18,480	20,605,200

		23,761,450

Paper & Forest Products—2.6%
Cascades, Inc.,
7.75%, 12/15/17	16,000	16,690,000

Pharmaceuticals—4.3%
Grifols, Inc.,
8.25%, 2/1/18	15,034	16,105,172
Valeant Pharmaceuticals International (a)(c),
6.75%, 10/1/17	4,490	4,781,850
6.875%, 12/1/18	6,000	6,412,500

		27,299,522

Pipelines—1.9%
Kinder Morgan Finance Co. LLC (a)(c),
6.00%, 1/15/18	1,800	1,993,500
Targa Resources Partners L.P.,
7.875%, 10/15/18	9,419	10,148,972

		12,142,472

Real Estate Investment Trust—0.0%
Felcor Lodging L.P.,
10.00%, 10/1/14	278	292,943

Retail—2.3%
Limited Brands, Inc.,
5.25%, 11/1/14	125	128,750

	Principal Amount (000s)	Value*

Tops Holding Corp.,
8.875%, 12/15/17	$13,360	$14,696,000

		14,824,750

Semiconductors—0.3%
NXP BV (a)(c),
3.50%, 9/15/16	2,000	2,055,000

Software—1.4%
Infor US, Inc.,
9.375%, 4/1/19	5,634	6,394,590
11.50%, 7/15/18	2,000	2,335,000

		8,729,590

Telecommunications—13.3%
CenturyLink, Inc.,
5.15%, 6/15/17	1,010	1,088,275
6.00%, 4/1/17	8,035	8,918,850
Frontier Communications Corp.,
8.25%, 5/1/14	170	171,913
Inmarsat Finance PLC (a)(c),
7.375%, 12/1/17	6,540	6,817,950
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	5,300	5,737,250
Intelsat Luxembourg S.A. (a)(c),
6.75%, 6/1/18	1,730	1,851,100
SBA Communications Corp.,
5.625%, 10/1/19	3,745	3,941,612
Sprint Communications, Inc.,
6.00%, 12/1/16	7,660	8,397,275
8.375%, 8/15/17	9,862	11,600,177
T-Mobile USA, Inc.,
6.464%, 4/28/19	20,496	21,930,720
Virgin Media Secured Finance PLC,
6.50%, 1/15/18	8,065	8,377,519
Windstream Corp.,
7.875%, 11/1/17	4,474	5,145,100

		83,977,741

Transportation—1.7%
AWAS Aviation Capital Ltd. (a)(c),
7.00%, 10/17/16	1,481	1,543,901
Martin Midstream Partners L.P.,
8.875%, 4/1/18	9,000	9,438,750

		10,982,651

Total Corporate Bonds & Notes (cost—$503,352,474)		510,578,540

SENIOR LOANS (a)(b)—15.5%

Aerospace & Defense—0.6%
Transdigm, Inc., Term C,
3.75%, 2/28/20	3,984	4,006,342

Auto Manufacturers—1.0%
Chrysler Group LLC, Term B,
3.50%, 5/24/17	5,985	6,003,871

Commercial Services & Supplies—0.3%
KAR Auction Services, Inc., Term B,
3.75%, 5/18/17	1,777	1,785,062

Diversified Financial Services—0.8%
International Lease Finance Corp., Term B (d),
3.50%, 3/6/21	5,000	5,024,000

Financial Services—0.4%
Capital Automotive L.P., Term B,
4.00%, 4/10/19	2,623	2,641,073

Food & Beverage—1.1%
Sprouts Farmers Markets Holdings LLC,
4.00%, 4/23/20	7,151	7,195,682

Health Care Providers & Services—0.5%
Community Health Systems, Inc., Term B,
3.405%—3.497%, 1/25/17	3,000	3,020,616

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Insurance—3.4%
Asurion LLC,
5.00%, 5/24/19, Term B1	$9,733	$9,767,547
8.50%, 2/28/21 (d)	6,000	6,210,000
Lonestar Intermediate Super Holdings, LLC, Term B,
11.00%, 9/2/19	5,470	5,630,681

		21,608,228

IT Services—0.5%
Blue Coat Systems, Inc.,
4.00%, 5/31/19	2,985	3,001,170

Leisure—0.5%
AMC Entertainment, Inc.,
3.50%, 4/30/20	3,399	3,408,514

Oil & Gas—1.8%
Chesapeake Energy Corp. (d),
5.75%, 12/2/17	11,250	11,510,156

Software—1.4%
First Data Corp., Term B,
3.656%, 3/24/17	8,500	8,507,973

Specialty Retail—0.5%
J Crew Group, Inc., Term B (d)(e),
4.00%, 2/20/21	3,000	2,985,000

Telecommunications—2.7%
Cricket Communications, Inc.,
4.75%, 10/10/19	3,960	3,967,425
4.75%, 3/8/20, Term C	3,980	3,990,571
Univision Communications, Inc.,
4.00%, 3/1/20, Term C3	4,987	5,008,739
4.00%, 3/1/20, Term C4	3,970	3,985,300

		16,952,035

Total Senior Loans (cost—$97,172,501)		97,649,722

Repurchase Agreements—4.4%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $28,114,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $28,680,563 including accrued interest (cost—$28,114,000)	28,114	28,114,000

Total Investments (cost—$628,638,975)—100.6%		636,342,262

Liabilities in excess of other assets—(0.6)%		(3,506,172)

Net Assets—100.0%		$632,836,090

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $187,965,394, representing 29.7% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 28, 2014.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2014.
(e)	Fair-Valued—Security with a value of $2,985,000, representing 0.5% of net assets.
(f)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on February 28, 2014.

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2014 (unaudited)

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—96.0%

U.S. Treasury Obligations—90.8%
U.S. Treasury Bills (a)(b),
0.046%, 5/22/14 (cost—$13,498,650)	$13,500	$13,498,987

Repurchase Agreements—5.2%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $778,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $799,988 including accrued interest (cost—$778,000)	778	778,000

Total Short-Term Investments (cost—$14,276,650)		14,276,987

	Contracts

OPTIONS PURCHASED (c)(d)—2.5%

Call Options—1.0%
iPath S&P 500 VIX,
strike price $51.50, expires 3/7/14	7	151
strike price $52.50, expires 3/7/14	9	144
strike price $54.00, expires 3/7/14	7	98
strike price $69.00, expires 3/7/14	4	10
strike price $70.00, expires 3/7/14	81	162
strike price $71.00, expires 3/7/14	115	345
strike price $80.00, expires 3/7/14	245	1,072
strike price $52.50, expires 3/14/14	15	645
strike price $47.00, expires 3/22/14	9	1,274
strike price $49.00, expires 3/22/14	18	1,998
strike price $50.00, expires 3/22/14	18	1,782
strike price $49.00, expires 3/28/14	9	1,300
strike price $50.00, expires 3/28/14	9	1,188
strike price $50.50, expires 3/28/14	18	2,259
strike price $51.00, expires 3/28/14	9	1,058
strike price $50.50, expires 4/4/14	9	1,417
strike price $51.50, expires 4/4/14	9	1,327
Nasdaq 100 Stock Index,
strike price $4,000.00, expires 3/7/14	2	25
strike price $4,000.00, expires 3/14/14	15	450
strike price $3,775.00, expires 3/22/14	2	2,680
strike price $3,825.00, expires 3/22/14	1	485
strike price $4,300.00, expires 3/22/14	2	20
Russell 2000 Index,
strike price $1,210.00, expires 3/14/14	2	870
strike price $1,180.00, expires 3/22/14	2	4,070
strike price $1,190.00, expires 3/22/14	1	1,505
strike price $1,270.00, expires 3/22/14	16	400

	Contracts	Value*

strike price $1,280.00, expires 3/22/14	16	$240
strike price $1,290.00, expires 3/22/14	7	105
strike price $1,320.00, expires 3/22/14	15	375
strike price $1,400.00, expires 3/22/14	16	340
strike price $1,180.00, expires 3/28/14	2	4,690
strike price $1,180.00, expires 4/11/14	3	8,625
strike price $1,190.00, expires 4/19/14	3	7,455
strike price $1,310.00, expires 4/19/14	6	240
Russell 2000 Index Flex,
strike price $1,210.00, expires 3/3/14	2	42
strike price $1,310.00, expires 3/3/14	4	—
strike price $1,210.00, expires 3/5/14	2	141
strike price $1,310.00, expires 3/5/14	4	—
strike price $1,209.00, expires 3/7/14	2	293
strike price $1,320.00, expires 3/7/14	4	—
strike price $1,209.00, expires 3/10/14	2	531
strike price $1,320.00, expires 3/10/14	4	—
strike price $1,200.00, expires 3/12/14	2	1,169
strike price $1,310.00, expires 3/12/14	4	1
strike price $1,310.00, expires 3/14/14	4	2
strike price $1,210.00, expires 3/17/14	2	983
strike price $1,320.00, expires 3/17/14	4	4
strike price $1,220.00, expires 3/19/14	3	1,006
strike price $1,330.00, expires 3/19/14	6	8
strike price $1,155.00, expires 3/24/14	2	7,558
strike price $1,225.00, expires 3/24/14	3	1,100
strike price $1,335.00, expires 3/24/14	6	20
strike price $1,155.00, expires 3/26/14	2	7,695
strike price $1,220.00, expires 3/26/14	3	1,535
strike price $1,300.00, expires 3/26/14	6	92
strike price $1,330.00, expires 3/26/14	6	34
strike price $1,180.00, expires 3/28/14	2	4,382
strike price $1,190.00, expires 3/28/14	1	1,645
strike price $1,310.00, expires 3/28/14	6	84
strike price $1,185.00, expires 3/31/14	3	6,090
strike price $1,310.00, expires 3/31/14	6	109
strike price $1,188.00, expires 4/2/14	3	5,825
strike price $1,320.00, expires 4/2/14	6	93
strike price $1,155.00, expires 4/9/14	3	12,907
strike price $1,200.00, expires 4/9/14	6	9,631
strike price $1,300.00, expires 4/9/14	1	47

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2014 (unaudited) (continued)

	Contracts	Value*

strike price $1,300.00, expires 4/11/14	6	$316
strike price $1,182.00, expires 4/14/14	3	8,062
strike price $1,310.00, expires 4/14/14	6	271
strike price $1,190.00, expires 4/16/14	3	6,918
strike price $1,310.00, expires 4/16/14	6	300
strike price $1,214.00, expires 4/21/14	3	4,109
strike price $1,320.00, expires 4/21/14	6	286
strike price $1,220.00, expires 4/23/14	3	3,615
strike price $1,320.00, expires 4/23/14	6	314
strike price $1,220.00, expires 4/25/14	3	3,746
strike price $1,330.00, expires 4/25/14	6	260
strike price $1,230.00, expires 4/28/14	3	2,985
strike price $1,330.00, expires 4/28/14	6	294
strike price $1,230.00, expires 4/30/14	3	3,124
strike price $1,350.00, expires 4/30/14	6	195
strike price $1,245.00, expires 5/2/14	3	2,730
strike price $1,360.00, expires 5/2/14	6	120
S&P 500 Index,
strike price $1,975.00, expires 3/22/14	3	90
strike price $1,855.00, expires 3/28/14	1	2,635
strike price $2,000.00, expires 3/28/14	2	60
strike price $1,975.00, expires 3/31/14	4	220

		152,482

Put Options—1.5%
CBOE SPX Volatility Index,
strike price $21.00, expires 4/16/14	62	37,510
strike price $21.00, expires 5/21/14	26	14,820
strike price $22.00, expires 5/21/14	36	23,760
strike price $21.00, expires 6/18/14	18	9,810
strike price $22.00, expires 6/18/14	34	21,590
strike price $24.00, expires 6/18/14	14	11,340
strike price $22.00, expires 7/16/14	75	45,000
strike price $23.00, expires 7/16/14	7	4,795
iPath S&P 500 VIX,
strike price $40.00, expires 3/14/14	17	493
strike price $39.00, expires 3/22/14	17	578
strike price $39.00, expires 3/28/14	17	943
Nasdaq 100 Stock Index,
strike price $2,700.00, expires 3/7/14	3	23
strike price $2,900.00, expires 3/7/14	2	10
strike price $3,000.00, expires 3/7/14	3	38
strike price $3,075.00, expires 3/7/14	8	200

	Contracts	Value*

strike price $2,900.00, expires 3/14/14	15	$75
strike price $2,950.00, expires 3/14/14	23	747
strike price $2,700.00, expires 3/22/14	1	15
strike price $2,875.00, expires 3/22/14	4	190
strike price $3,650.00, expires 3/22/14	2	5,430
strike price $3,600.00, expires 3/28/14	1	2,290
Russell 2000 Index,
strike price $900.00, expires 3/7/14	31	654
strike price $920.00, expires 3/7/14	16	105
strike price $930.00, expires 3/7/14	14	92
strike price $900.00, expires 3/14/14	3	23
strike price $770.00, expires 3/22/14	5	63
strike price $800.00, expires 3/22/14	45	562
strike price $890.00, expires 3/22/14	6	90
strike price $1,130.00, expires 3/22/14	2	1,150
strike price $1,190.00, expires 3/22/14	1	2,220
strike price $900.00, expires 3/28/14	16	505
strike price $1,150.00, expires 3/28/14	3	3,585
strike price $1,160.00, expires 3/28/14	2	2,920
strike price $1,190.00, expires 3/28/14	1	2,550
strike price $800.00, expires 4/19/14	14	280
Russell 2000 Index Flex,
strike price $1,170.00, expires 4/9/14	3	6,401
S&P 500 Index,
strike price $1,400.00, expires 3/22/14	22	330
strike price $1,500.00, expires 3/7/14	87	652
strike price $1,525.00, expires 3/7/14	10	75
strike price $1,450.00, expires 3/14/14	71	532
strike price $1,425.00, expires 3/22/14	31	465
strike price $1,475.00, expires 3/22/14	24	600
strike price $1,250.00, expires 3/28/14	2	15
strike price $1,790.00, expires 3/28/14	1	705
strike price $1,275.00, expires 3/31/14	5	50
strike price $1,810.00, expires 3/31/14	5	5,425
strike price $1,325.00, expires 4/11/14	13	488
strike price $1,325.00, expires 4/19/14	46	2,070
strike price $1,250.00, expires 5/17/14	35	2,450

		214,714

Total Options Purchased (cost—$350,732)		367,196

Total Investments, before options written (cost—$14,627,382)—98.5%		14,644,183

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2014 (unaudited) (continued)

	Contracts	Value*

OPTIONS WRITTEN (c)(d)—(2.7)%

Call Options—(1.4)%
iPath S&P 500 VIX,
strike price $46.00, expires 3/7/14	9	$(571)
strike price $46.50, expires 3/7/14	16	(864)
strike price $47.00, expires 3/7/14	6	(276)
strike price $49.00, expires 3/7/14	7	(220)
strike price $50.00, expires 3/7/14	9	(243)
strike price $52.00, expires 3/7/14	25	(462)
strike price $61.00, expires 3/7/14	40	(380)
strike price $65.00, expires 3/7/14	26	(156)
strike price $46.00, expires 3/14/14	9	(1,017)
strike price $46.50, expires 3/14/14	9	(914)
strike price $47.00, expires 3/14/14	9	(878)
strike price $47.50, expires 3/14/14	6	(516)
strike price $53.00, expires 3/14/14	31	(1,287)
strike price $60.00, expires 3/14/14	40	(700)
strike price $42.00, expires 3/22/14	9	(2,678)
strike price $43.00, expires 3/22/14	9	(2,196)
strike price $44.00, expires 3/22/14	18	(3,798)
strike price $45.00, expires 3/22/14	9	(1,692)
strike price $52.00, expires 3/22/14	54	(4,347)
strike price $53.00, expires 3/22/14	9	(657)
strike price $56.00, expires 3/22/14	60	(3,300)
strike price $62.00, expires 3/22/14	54	(1,863)
strike price $70.00, expires 3/22/14	26	(533)
strike price $44.00, expires 3/28/14	18	(4,554)
strike price $44.50, expires 3/28/14	18	(4,239)
strike price $45.00, expires 3/28/14	9	(1,998)
strike price $54.00, expires 3/28/14	40	(3,640)
strike price $45.00, expires 4/4/14	9	(2,349)
strike price $46.00, expires 4/4/14	9	(2,124)
strike price $63.00, expires 4/19/14	9	(891)
Nasdaq 100 Stock Index,
strike price $3,775.00, expires 3/14/14	2	(1,530)
strike price $3,800.00, expires 3/22/14	7	(5,705)
strike price $3,850.00, expires 3/22/14	6	(1,680)
strike price $3,900.00, expires 3/22/14	3	(397)
strike price $3,875.00, expires 4/4/14	3	(1,710)
strike price $3,900.00, expires 4/19/14	3	(2,295)

	Contracts	Value*

Russell 2000 Index,
strike price $1,210.00, expires 3/22/14	5	$(3,500)
strike price $1,220.00, expires 3/22/14	8	(3,360)
strike price $1,240.00, expires 3/22/14	14	(1,960)
strike price $1,250.00, expires 3/22/14	3	(240)
strike price $1,210.00, expires 3/28/14	4	(3,720)
strike price $1,230.00, expires 3/28/14	5	(2,025)
strike price $1,210.00, expires 4/11/14	9	(12,330)
strike price $1,220.00, expires 4/19/14	6	(6,960)
strike price $1,230.00, expires 4/19/14	3	(2,550)
strike price $1,240.00, expires 4/19/14	3	(1,830)
strike price $1,250.00, expires 4/19/14	1	(435)
strike price $1,280.00, expires 5/17/14	6	(2,190)
Russell 2000 Index Flex,
strike price $1,240.00, expires 3/3/14	6	—
strike price $1,242.00, expires 3/5/14	6	(4)
strike price $1,240.00, expires 3/7/14	6	(27)
strike price $1,240.00, expires 3/10/14	6	(110)
strike price $1,230.00, expires 3/12/14	6	(445)
strike price $1,236.00, expires 3/14/14	6	(399)
strike price $1,240.00, expires 3/17/14	6	(491)
strike price $1,250.00, expires 3/19/14	9	(523)
strike price $1,192.00, expires 3/24/14	2	(2,843)
strike price $1,255.00, expires 3/24/14	9	(730)
strike price $1,195.00, expires 3/26/14	2	(2,705)
strike price $1,250.00, expires 3/26/14	9	(1,119)
strike price $1,210.00, expires 3/28/14	4	(3,300)
strike price $1,220.00, expires 3/28/14	5	(2,755)
strike price $1,215.00, expires 3/31/14	9	(6,922)
strike price $1,223.00, expires 4/2/14	9	(5,506)
strike price $1,190.00, expires 4/9/14	9	(18,797)
strike price $1,215.00, expires 4/14/14	9	(10,380)
strike price $1,220.00, expires 4/16/14	9	(9,328)
strike price $1,245.00, expires 4/21/14	9	(4,788)
strike price $1,250.00, expires 4/23/14	9	(4,307)
strike price $1,250.00, expires 4/25/14	9	(4,545)
strike price $1,260.00, expires 4/28/14	9	(3,575)
strike price $1,260.00, expires 4/30/14	9	(3,821)
strike price $1,275.00, expires 5/2/14	9	(2,880)
S&P 500 Index,
strike price $1,895.00, expires 3/28/14	3	(2,310)
strike price $1,935.00, expires 4/19/14	2	(770)

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2014 (unaudited) (continued)

	Contracts	Value*

strike price $1,940.00, expires 4/25/14	6	$(2,940)
strike price $1,945.00, expires 4/25/14	2	(850)
strike price $1,970.00, expires 5/17/14	2	(730)

		(201,660)

Put Options—(1.3)%
CBOE SPX Volatility Index,
strike price $16.00, expires 4/16/14	62	(11,470)
strike price $16.00, expires 5/21/14	26	(4,485)
strike price $17.00, expires 5/21/14	36	(8,910)
strike price $16.00, expires 6/18/14	24	(3,900)
strike price $17.00, expires 6/18/14	28	(6,510)
strike price $18.00, expires 6/18/14	14	(4,235)
strike price $17.00, expires 7/16/14	75	(16,500)
strike price $18.00, expires 7/16/14	7	(2,013)
iPath S&P 500 VIX,
strike price $38.00, expires 3/14/14	51	(255)
strike price $37.00, expires 3/22/14	79	(592)
strike price $36.00, expires 3/28/14	17	(221)
strike price $37.00, expires 3/28/14	34	(561)
strike price $37.00, expires 4/19/14	10	(495)
Nasdaq 100 Stock Index,
strike price $3,275.00, expires 3/7/14	5	(175)
strike price $3,350.00, expires 3/7/14	6	(270)
strike price $3,425.00, expires 3/7/14	2	(155)
strike price $3,450.00, expires 3/7/14	2	(190)
strike price $3,525.00, expires 3/7/14	1	(155)
strike price $3,300.00, expires 3/14/14	2	(225)
strike price $3,400.00, expires 3/14/14	1	(187)
strike price $3,425.00, expires 3/14/14	2	(450)
strike price $3,450.00, expires 3/14/14	2	(510)
strike price $3,300.00, expires 3/22/14	3	(645)
strike price $3,400.00, expires 3/22/14	4	(1,500)
strike price $3,425.00, expires 3/22/14	4	(1,720)
strike price $3,440.00, expires 3/22/14	2	(920)
strike price $3,450.00, expires 3/22/14	6	(2,970)
strike price $3,475.00, expires 3/22/14	4	(2,280)
strike price $3,500.00, expires 3/22/14	2	(1,380)
strike price $3,525.00, expires 3/22/14	6	(4,980)
strike price $3,450.00, expires 3/28/14	1	(745)
strike price $3,475.00, expires 3/28/14	6	(5,280)
strike price $3,500.00, expires 3/28/14	1	(1,045)

	Contracts	Value*

Russell 2000 Index,
strike price $1,030.00, expires 3/7/14	6	$(105)
strike price $1,050.00, expires 3/7/14	8	(120)
strike price $1,060.00, expires 3/7/14	4	(80)
strike price $1,070.00, expires 3/7/14	8	(140)
strike price $1,080.00, expires 3/14/14	5	(625)
strike price $1,120.00, expires 3/14/14	3	(863)
strike price $1,060.00, expires 3/22/14	8	(1,180)
strike price $1,070.00, expires 3/22/14	5	(837)
strike price $1,080.00, expires 3/22/14	7	(1,470)
strike price $1,090.00, expires 3/22/14	5	(1,288)
strike price $1,105.00, expires 3/22/14	3	(990)
strike price $1,120.00, expires 3/22/14	4	(1,840)
strike price $1,090.00, expires 3/28/14	4	(1,680)
strike price $1,110.00, expires 3/28/14	24	(13,680)
strike price $1,120.00, expires 3/28/14	9	(6,165)
strike price $1,130.00, expires 3/28/14	5	(4,100)
strike price $1,140.00, expires 3/28/14	3	(2,985)
strike price $1,080.00, expires 4/4/14	8	(3,880)
strike price $1,100.00, expires 4/4/14	15	(9,675)
strike price $1,000.00, expires 4/19/14	4	(1,090)
strike price $1,060.00, expires 4/19/14	7	(3,990)
strike price $1,070.00, expires 4/19/14	7	(4,480)
strike price $1,090.00, expires 4/19/14	7	(5,740)
Russell 2000 Index Flex,
strike price $1,120.00, expires 4/9/14	9	(8,601)
S&P 500 Index,
strike price $1,660.00, expires 3/7/14	2	(45)
strike price $1,700.00, expires 3/7/14	4	(130)
strike price $1,710.00, expires 3/7/14	4	(120)
strike price $1,725.00, expires 3/7/14	3	(105)
strike price $1,680.00, expires 3/14/14	4	(260)
strike price $1,700.00, expires 3/14/14	4	(270)
strike price $1,710.00, expires 3/14/14	3	(255)
strike price $1,740.00, expires 3/14/14	4	(490)
strike price $1,720.00, expires 3/22/14	3	(555)
strike price $1,730.00, expires 3/22/14	3	(630)
strike price $1,740.00, expires 3/22/14	11	(2,585)
strike price $1,750.00, expires 3/22/14	3	(810)
strike price $1,735.00, expires 3/28/14	6	(1,980)
strike price $1,740.00, expires 3/28/14	3	(1,050)
strike price $1,750.00, expires 3/28/14	5	(2,000)

Schedule of Investments

AllianzGI Structured Alpha Fund

February 28, 2014 (unaudited) (continued)

	Contracts	Value*
strike price $1,760.00, expires 3/28/14	17	$(7,820)
strike price $1,710.00, expires 3/31/14	10	(2,750)
strike price $1,715.00, expires 3/31/14	4	(1,160)
strike price $1,750.00, expires 3/31/14	16	(7,120)
strike price $1,755.00, expires 3/31/14	6	(2,850)
strike price $1,765.00, expires 4/4/14	6	(5,460)

		(199,978)

Total Options Written (premiums received—$537,192)		(401,638)

Total Investments, net of options written (cost—$14,090,190)—95.8%		14,242,545

Other assets less other liabilities—4.2%		618,234

Net Assets—100.0%		$14,860,779

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Rates reflect the effective yields at purchase date.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.

(e)	Transactions in options written for the three months ended February 28, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	876	$295,248
Options written	3,841	1,255,124
Options terminated in closing transactions	(1,045)	(272,653)
Options expired	(1,937)	(736,945)
Options exercised	(32)	(3,582)

Options outstanding, February 28, 2014	1,703	$537,192

Glossary:

CBOE—Chicago Board Options Exchange

VIX—Volatility Index

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Aerospace & Defense—2.8%
Astronics Corp. (a)	41,563	$2,780,564
Sparton Corp. (a)	48,992	1,587,341

		4,367,905

Air Freight & Logistics—2.4%
Park-Ohio Holdings Corp. (a)	39,421	2,075,121
XPO Logistics, Inc. (a)	54,120	1,701,533

		3,776,654

Auto Components—2.7%
Motorcar Parts of America, Inc. (a)	119,095	2,933,310
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	141,744	1,223,251
Strattec Security Corp.	948	66,094

		4,222,655

Biotechnology—3.0%
Galectin Therapeutics, Inc. (a)	21,204	357,500
Insys Therapeutics, Inc. (a)	25,408	1,709,450
Repligen Corp. (a)	174,520	2,612,564

		4,679,514

Building Products—1.4%
Patrick Industries, Inc. (a)	52,640	2,220,882

Capital Markets—0.6%
Medley Capital Corp.	66,988	940,512

Commercial Banks—1.6%
Park Sterling Corp.	161,342	1,058,403
Southwest Bancorp, Inc.	80,588	1,417,543

		2,475,946

Commercial Services & Supplies—1.0%
Ceco Environmental Corp.	95,710	1,545,717

Communications Equipment—5.2%
Alliance Fiber Optic Products, Inc.	56,295	677,792
Bel Fuse, Inc., Class B	54,803	1,041,257
CalAmp Corp. (a)	95,289	3,053,059
ShoreTel, Inc. (a)	186,787	1,641,858
Westell Technologies, Inc., Class A (a)	248,282	1,025,405
Zhone Technologies, Inc. (a)	183,867	715,242

		8,154,613

Consumer Finance—1.4%
Consumer Portfolio Services, Inc. (a)	115,253	897,821
Regional Management Corp. (a)	39,535	1,193,166

		2,090,987

Diversified Consumer Services—1.3%
Carriage Services, Inc.	95,597	1,953,047

Diversified Financial Services—0.7%
Marlin Business Services Corp.	51,157	1,099,876

Diversified Telecommunication Services—2.3%
8x8, Inc. (a)	153,822	1,627,437
inContact, Inc. (a)	218,260	1,968,705

		3,596,142

Electrical Equipment—1.6%
PowerSecure International, Inc. (a)	110,478	2,511,165

Electronic Equipment, Instruments & Components—1.5%
CUI Global, Inc. (a)	90,903	793,583
Speed Commerce, Inc. (a)	387,050	1,517,236

		2,310,819

	Shares	Value*

Energy Equipment & Services—1.3%
RigNet, Inc. (a)	41,017	$1,961,433

Food Products—1.6%
Inventure Foods, Inc. (a)	101,382	1,408,196
John B Sanfilippo & Son, Inc.	46,371	1,124,497

		2,532,693

Health Care Equipment & Supplies—12.4%
Anika Therapeutics, Inc. (a)	68,530	2,698,026
Antares Pharma, Inc. (a)	195,297	869,072
AtriCure, Inc. (a)	66,997	1,392,868
Cardiovascular Systems, Inc. (a)	65,855	2,304,925
Cynosure, Inc., Class A (a)	46,371	1,427,299
Digirad Corp.	191,194	669,179
Iridex Corp. (a)	78,453	737,458
Rockwell Medical, Inc. (a)	103,866	1,318,059
Spectranetics Corp. (a)	53,584	1,605,377
Staar Surgical Co. (a)	94,343	1,335,897
SurModics, Inc. (a)	48,649	1,211,360
Trinity Biotech PLC ADR	78,255	2,072,975
Vascular Solutions, Inc. (a)	65,855	1,713,547

		19,356,042

Health Care Providers & Services—5.0%
AMN Healthcare Services, Inc. (a)	79,120	1,102,142
BioTelemetry, Inc. (a)	120,592	1,355,454
Capital Senior Living Corp. (a)	72,123	1,833,367
Cross Country Healthcare, Inc. (a)	89,191	927,586
Five Star Quality Care, Inc. (a)	226,476	1,311,296
Providence Service Corp. (a)	49,346	1,312,110

		7,841,955

Health Care Technology—1.5%
Icad, Inc. (a)	139,008	1,619,443
Streamline Health Solutions, Inc. (a)	118,043	740,130

		2,359,573

Hotels, Restaurants & Leisure—0.7%
Monarch Casino & Resort, Inc. (a)	54,120	1,020,162

Household Durables—1.1%
Dixie Group, Inc. (a)	112,242	1,683,630

Household Products—0.9%
Orchids Paper Products Co.	42,954	1,446,261

Insurance—2.8%
Federated National Holding Co.	106,193	1,686,345
HCI Group, Inc.	56,512	2,736,311

		4,422,656

Internet Software & Services—5.4%
Autobytel, Inc. (a)	117,245	1,847,781
eGain Corp. (a)	84,472	707,875
GTT Communications, Inc. (a)	73,500	855,540
Internap Network Services Corp. (a)	158,151	1,205,111
Points International Ltd. (a)	86,821	2,572,506
Zix Corp. (a)	277,336	1,253,559

		8,442,372

IT Services—1.0%
Information Services Group, Inc. (a)	307,248	1,606,907

Leisure Equipment & Products—1.3%
Nautilus, Inc. (a)	244,863	2,054,401

Life Sciences Tools & Services—1.6%
Albany Molecular Research, Inc. (a)	147,440	2,300,064
Enzo Biochem, Inc. (a)	38,236	141,856

		2,441,920

Machinery—3.2%
Manitex International, Inc. (a)	122,715	1,839,498
NN, Inc.	77,820	1,501,148
Xerium Technologies, Inc. (a)	105,737	1,665,357

		5,006,003

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Media—2.3%
Carmike Cinemas, Inc. (a)	58,676	$1,745,611
Entravision Communications Corp., Class A	280,186	1,857,633

		3,603,244

Oil, Gas & Consumable Fuels—3.4%
Emerald Oil, Inc. (a)	168,292	1,289,117
Evolution Petroleum Corp. (a)	95,710	1,244,230
Gastar Exploration, Inc. (a)	239,050	1,525,139
StealthGas, Inc. (a)	117,360	1,233,453

		5,291,939

Pharmaceuticals—4.1%
AcelRx Pharmaceuticals, Inc. (a)	69,502	794,408
Cempra, Inc. (a)	45,918	523,006
Horizon Pharma, Inc. (a)	175,587	2,145,673
Lannett Co., Inc. (a)	69,799	2,993,679

		6,456,766

Professional Services—2.5%
Barrett Business Services, Inc.	31,353	2,194,710
GP Strategies Corp. (a)	57,995	1,688,814

		3,883,524

Road & Rail—2.7%
Celadon Group, Inc.	46,621	1,058,297
Quality Distribution, Inc. (a)	105,259	1,349,420
Saia, Inc. (a)	52,753	1,822,089

		4,229,806

Semiconductors & Semiconductor Equipment—4.7%
Amtech Systems, Inc. (a)	80,700	900,612
Cascade Microtech, Inc. (a)	92,063	819,361
FormFactor, Inc. (a)	169,510	1,208,606
MaxLinear, Inc., Class A (a)	173,261	1,619,990
PDF Solutions, Inc. (a)	90,353	1,842,298
Tower Semiconductor Ltd. (a)	124,041	952,635

		7,343,502

Software—3.6%
Attunity Ltd. (a)	120,770	1,320,016
Datawatch Corp. (a)	39,660	1,332,973
ePlus, Inc. (a)	20,848	1,185,626
Evolving Systems, Inc.	66,198	560,697
Mavenir Systems, Inc. (a)	18,330	283,198
Park City Group, Inc. (a)	100,452	949,271

		5,631,781

Specialty Retail—1.7%
Christopher & Banks Corp. (a)	45,226	301,205
Destination Maternity Corp.	46,715	1,319,232
Kirkland’s, Inc. (a)	55,164	975,299

		2,595,736

Thrifts & Mortgage Finance—2.2%
BofI Holding, Inc. (a)	15,335	1,427,689
Tree.com, Inc. (a)	57,651	1,949,180

		3,376,869

Trading Companies & Distributors—1.1%
Aceto Corp.	93,252	1,705,579

Total Common Stock (cost—$114,343,687)		152,241,188

	Principal Amount (000s)	Value*

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $3,990,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $4,075,150 including accrued interest (cost—$3,990,000)	$3,990	$3,990,000

Total Investments (cost—$118,333,687)—100.2%		156,231,188

Liabilities in excess of other assets—(0.2)%		(309,947)

Net Assets—100.0%		$155,921,241

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—93.9%

Aerospace & Defense—2.7%
Boeing Co. (a)	295	$38,032
General Dynamics Corp. (a)	143	15,664
Honeywell International, Inc. (a)	335	31,637
L-3 Communications Holdings, Inc. (a)	38	4,385
Lockheed Martin Corp. (a)	116	18,827
Northrop Grumman Corp. (a)	96	11,619
Precision Castparts Corp. (a)	62	15,989
Raytheon Co. (a)	137	13,414
Rockwell Collins, Inc. (a)	58	4,787
Textron, Inc. (a)	120	4,764
United Technologies Corp. (a)	361	42,244

		201,362

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	65	3,371
Expeditors International of Washington, Inc. (a)	88	3,477
FedEx Corp. (a)	127	16,933
United Parcel Service, Inc., Class B (a)	305	29,210

		52,991

Airlines—0.2%
Delta Air Lines, Inc. (a)	365	12,121
Southwest Airlines Co. (a)	297	6,665

		18,786

Auto Components—0.4%
BorgWarner, Inc. (a)	98	6,022
Delphi Automotive PLC (a)	120	7,988
Goodyear Tire & Rubber Co. (a)	106	2,848
Johnson Controls, Inc. (a)	292	14,425

		31,283

Automobiles—0.7%
Ford Motor Co. (a)	1,681	25,870
General Motors Co. (b)	556	20,127
Harley-Davidson, Inc. (a)	95	6,276

		52,273

Beverages—2.0%
Beam, Inc. (a)	70	5,807
Brown-Forman Corp., Class B (a)	69	5,782
Coca-Cola Co. (a)	1,619	61,846
Coca-Cola Enterprises, Inc. (a)	103	4,849
Constellation Brands, Inc., Class A (a)(b)	71	5,753
Dr. Pepper Snapple Group, Inc. (a)	86	4,482
Molson Coors Brewing Co., Class B (a)	68	3,864
Monster Beverage Corp. (a)(b)	58	4,292
PepsiCo, Inc. (a)	654	52,366

		149,041

Biotechnology—2.5%
Alexion Pharmaceuticals, Inc. (a)(b)	84	14,851
Amgen, Inc. (a)	322	39,934
Biogen Idec, Inc. (a)(b)	101	34,409
Celgene Corp. (a)(b)	176	28,292
Gilead Sciences, Inc. (a)(b)	654	54,145
Regeneron Pharmaceuticals, Inc. (a)(b)	34	11,305
Vertex Pharmaceuticals, Inc. (a)(b)	100	8,086

		191,022

Building Products—0.1%
Allegion PLC (a)(b)	37	2,029
Masco Corp. (a)	153	3,573

		5,602

Capital Markets—2.0%
Ameriprise Financial, Inc. (a)	83	9,046
Bank of New York Mellon Corp. (a)	490	15,680

	Shares	Value*

BlackRock, Inc. (a)	54	$16,461
Charles Schwab Corp. (a)	495	13,123
E*TRADE Financial Corp. (a)(b)	123	2,764
Franklin Resources, Inc. (a)	173	9,212
Goldman Sachs Group, Inc. (a)	180	29,961
Invesco Ltd. (a)	190	6,517
Legg Mason, Inc. (a)	45	2,068
Morgan Stanley (a)	591	18,203
Northern Trust Corp. (a)	97	6,000
State Street Corp. (a)	187	12,280
T Rowe Price Group, Inc. (a)	111	9,010

		150,325

Chemicals—2.4%
Air Products & Chemicals, Inc. (a)	90	10,919
Airgas, Inc. (a)	28	3,018
CF Industries Holdings, Inc. (a)	24	6,022
Dow Chemical Co. (a)	517	25,183
Eastman Chemical Co. (a)	66	5,770
Ecolab, Inc. (a)	116	12,499
EI du Pont de Nemours & Co. (a)	396	26,381
FMC Corp. (a)	57	4,399
International Flavors & Fragrances, Inc. (a)	35	3,283
LyondellBasell Industries NV, Class A (a)	186	16,383
Monsanto Co. (a)	224	24,644
Mosaic Co. (a)	145	7,085
PPG Industries, Inc. (a)	60	11,869
Praxair, Inc. (a)	126	16,427
Sherwin-Williams Co. (a)	37	7,418
Sigma-Aldrich Corp. (a)	51	4,815

		186,115

Commercial Banks—2.7%
BB&T Corp. (a)	301	11,378
Comerica, Inc. (a)	79	3,806
Fifth Third Bancorp (a)	377	8,179
Huntington Bancshares, Inc. (a)	358	3,412
KeyCorp (a)	383	5,044
M&T Bank Corp. (a)	56	6,529
PNC Financial Services Group, Inc. (a)	228	18,646
Regions Financial Corp. (a)	588	6,256
SunTrust Banks, Inc. (a)	229	8,629
U.S. Bancorp (a)	779	32,048
Wells Fargo & Co. (a)	2,044	94,882
Zions Bancorporation (a)	79	2,465

		201,274

Commercial Services & Supplies—0.4%
ADT Corp. (a)	78	2,395
Cintas Corp. (a)	43	2,608
Iron Mountain, Inc. (a)	73	1,986
Pitney Bowes, Inc. (a)	86	2,189
Republic Services, Inc. (a)	116	3,957
Stericycle, Inc. (a)(b)	37	4,218
Tyco International Ltd. (a)	199	8,394
Waste Management, Inc. (a)	186	7,719

		33,466

Communications Equipment—1.6%
Cisco Systems, Inc. (a)	2,279	49,682
F5 Networks, Inc. (a)(b)	33	3,707
Harris Corp. (a)	45	3,322
Juniper Networks, Inc. (a)(b)	216	5,776
Motorola Solutions, Inc. (a)	99	6,554
QUALCOMM, Inc. (a)	721	54,284

		123,325

Construction & Engineering—0.1%
Fluor Corp. (a)	70	5,438
Jacobs Engineering Group, Inc. (a)(b)	56	3,397
Quanta Services, Inc. (a)(b)	92	3,239

		12,074

Construction Materials—0.0%
Vulcan Materials Co. (a)	55	3,736

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Consumer Finance—0.9%
American Express Co. (a)	393	$35,873
Capital One Financial Corp. (a)	247	18,137
Discover Financial Services (a)	204	11,706
SLM Corp. (a)	186	4,453

		70,169

Containers & Packaging—0.2%
Avery Dennison Corp. (a)	41	2,043
Ball Corp. (a)	61	3,389
Bemis Co., Inc. (a)	44	1,728
Owens-Illinois, Inc. (a)(b)	71	2,408
Sealed Air Corp. (a)	84	2,860

		12,428

Distributors—0.1%
Genuine Parts Co. (a)	66	5,814

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	117	3,702

Diversified Financial Services—4.7%
Bank of America Corp.	4,552	75,245
Berkshire Hathaway, Inc., Class B (a)(b)	767	88,803
Citigroup, Inc. (a)	1,294	62,927
CME Group, Inc. (a)	135	9,966
IntercontinentalExchange Group, Inc. (a)	49	10,233
JPMorgan Chase & Co. (a)	1,603	91,082
Leucadia National Corp. (a)	134	3,744
McGraw Hill Financial, Inc. (a)	116	9,241
Moody’s Corp. (a)	81	6,399
NASDAQ OMX Group, Inc. (a)	50	1,919

		359,559

Diversified Telecommunication Services—2.2%
AT&T, Inc. (a)	2,245	71,683
CenturyLink, Inc. (a)	252	7,878
Frontier Communications Corp. (a)	426	2,079
Verizon Communications, Inc. (a)	1,766	84,026
Windstream Holdings, Inc. (a)	254	2,037

		167,703

Electric Utilities—1.6%
American Electric Power Co., Inc. (a)	209	10,492
Duke Energy Corp. (a)	302	21,406
Edison International (a)	139	7,279
Entergy Corp. (a)	76	4,850
Exelon Corp. (a)	366	11,130
FirstEnergy Corp. (a)	179	5,509
NextEra Energy, Inc. (a)	184	16,816
Northeast Utilities (a)	135	6,001
Pepco Holdings, Inc. (a)	107	2,182
Pinnacle West Capital Corp. (a)	46	2,560
PPL Corp. (a)	269	8,686
Southern Co. (a)	377	15,966
Xcel Energy, Inc. (a)	213	6,452

		119,329

Electrical Equipment—0.7%
AMETEK, Inc. (a)	105	5,590
Eaton Corp. PLC (a)	202	15,091
Emerson Electric Co. (a)	301	19,643
Rockwell Automation, Inc. (a)	59	7,248
Roper Industries, Inc. (a)	42	5,696

		53,268

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A (a)	68	5,985
Corning, Inc. (a)	617	11,890
FLIR Systems, Inc. (a)	60	2,048
Jabil Circuit, Inc. (a)	80	1,481
TE Connectivity Ltd. (a)	176	10,310

		31,714

	Shares	Value*

Energy Equipment & Services—1.8%
Baker Hughes, Inc. (a)	190	$12,023
Cameron International Corp. (a)(b)	102	6,534
Diamond Offshore Drilling, Inc. (a)	29	1,372
Ensco PLC, Class A (a)	100	5,266
FMC Technologies, Inc. (a)(b)	101	5,074
Halliburton Co. (a)	362	20,634
Helmerich & Payne, Inc. (a)	45	4,444
Nabors Industries Ltd. (a)	111	2,555
National Oilwell Varco, Inc. (a)	183	14,098
Noble Corp. PLC (a)	108	3,354
Rowan Cos. PLC, Class A (a)(b)	53	1,768
Schlumberger Ltd. (a)	561	52,173
Transocean Ltd. (a)	145	6,148

		135,443

Food & Staples Retailing—2.2%
Costco Wholesale Corp. (a)	186	21,725
CVS Caremark Corp. (a)	508	37,155
Kroger Co. (a)	222	9,311
Safeway, Inc. (a)	106	3,970
Sysco Corp. (a)	249	8,969
Wal-Mart Stores, Inc. (a)	690	51,543
Walgreen Co. (a)	371	25,209
Whole Foods Market, Inc. (a)	159	8,594

		166,476

Food Products—1.4%
Archer-Daniels-Midland Co. (a)	280	11,368
Campbell Soup Co. (a)	76	3,292
ConAgra Foods, Inc. (a)	180	5,112
General Mills, Inc. (a)	271	13,558
Hershey Co. (a)	64	6,772
Hormel Foods Corp. (a)	57	2,705
JM Smucker Co. (a)	44	4,400
Kellogg Co. (a)	110	6,676
Kraft Foods Group, Inc. (a)	254	14,039
McCormick & Co., Inc. (a)	56	3,718
Mead Johnson Nutrition Co. (a)	86	7,013
Mondelez International, Inc., Class A (a)	747	25,420
Tyson Foods, Inc., Class A (a)	117	4,616

		108,689

Gas Utilities—0.1%
AGL Resources, Inc. (a)	51	2,399
ONEOK, Inc. (a)	88	5,204

		7,603

Health Care Equipment & Supplies—2.0%
Abbott Laboratories (a)	660	26,255
Baxter International, Inc. (a)	232	16,124
Becton Dickinson and Co. (a)	83	9,563
Boston Scientific Corp. (a)(b)	570	7,467
CareFusion Corp. (a)(b)	90	3,648
Covidien PLC (a)	197	14,174
CR Bard, Inc. (a)	33	4,757
DENTSPLY International, Inc. (a)	61	2,768
Edwards Lifesciences Corp. (a)(b)	46	3,209
Intuitive Surgical, Inc. (a)(b)	16	7,117
Medtronic, Inc. (a)	426	25,245
St. Jude Medical, Inc. (a)	125	8,415
Stryker Corp. (a)	126	10,110
Varian Medical Systems, Inc. (a)(b)	45	3,773
Zimmer Holdings, Inc. (a)	73	6,850

		149,475

Health Care Providers & Services—2.0%
Aetna, Inc. (a)	157	11,415
AmerisourceBergen Corp. (a)	99	6,717
Cardinal Health, Inc. (a)	146	10,443
Cigna Corp. (a)	119	9,471
DaVita HealthCare Partners, Inc. (a)(b)	75	5,155
Express Scripts Holding Co. (a)(b)	344	25,907
Humana, Inc. (a)	67	7,535
Laboratory Corp. of America Holdings (a)(b)	37	3,461
McKesson Corp. (a)	99	17,528

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Patterson Cos., Inc. (a)	36	$1,482
Quest Diagnostics, Inc. (a)	62	3,286
Tenet Healthcare Corp. (a)(b)	42	1,853
UnitedHealth Group, Inc. (a)	429	33,149
WellPoint, Inc. (a)	126	11,414

		148,816

Health Care Technology—0.1%
Cerner Corp. (a)(b)	126	7,733

Hotels, Restaurants & Leisure—1.6%
Carnival Corp. (a)	187	7,416
Chipotle Mexican Grill, Inc. (a)(b)	12	6,783
Darden Restaurants, Inc. (a)	56	2,859
International Game Technology (a)	106	1,600
Marriott International, Inc., Class A (a)	97	5,260
McDonald’s Corp. (a)	424	40,344
Starbucks Corp. (a)	322	22,849
Starwood Hotels & Resorts Worldwide, Inc. (a)	82	6,762
Wyndham Worldwide Corp. (a)	56	4,081
Wynn Resorts Ltd. (a)	35	8,487
Yum! Brands, Inc. (a)	191	14,149

		120,590

Household Durables—0.4%
DR Horton, Inc. (a)	122	2,996
Garmin Ltd. (a)	53	2,844
Harman International Industries, Inc. (a)	28	2,932
Leggett & Platt, Inc. (a)	60	1,923
Lennar Corp., Class A	75	3,291
Mohawk Industries, Inc. (a)(b)	26	3,680
Newell Rubbermaid, Inc. (a)	123	3,950
PulteGroup, Inc. (a)	147	3,086
Whirlpool Corp. (a)	34	4,917

		29,619

Household Products—1.8%
Clorox Co. (a)	55	4,800
Colgate-Palmolive Co. (a)	376	23,624
Kimberly-Clark Corp. (a)	163	17,987
Procter & Gamble Co. (a)	1,159	91,167

		137,578

Independent Power Producers & Energy Traders—0.1%
AES Corp. (a)	280	3,822
NRG Energy, Inc. (a)	138	4,012

		7,834

Industrial Conglomerates—2.2%
3M Co. (a)	273	36,781
Danaher Corp. (a)	256	19,581
General Electric Co.	4,318	109,980

		166,342

Insurance—2.7%
ACE Ltd. (a)	145	14,191
Aflac, Inc. (a)	199	12,752
Allstate Corp. (a)	194	10,526
American International Group, Inc. (a)	628	31,256
Aon PLC (a)	128	10,957
Assurant, Inc. (a)	30	1,969
Chubb Corp. (a)	108	9,448
Cincinnati Financial Corp. (a)	62	2,907
Genworth Financial, Inc., Class A (a)(b)	211	3,279
Hartford Financial Services Group, Inc. (a)	191	6,721
Lincoln National Corp. (a)	112	5,615
Loews Corp. (a)	130	5,652
Marsh & McLennan Cos., Inc. (a)	234	11,269
MetLife, Inc. (a)	478	24,220
Principal Financial Group, Inc. (a)	117	5,306
Progressive Corp. (a)	236	5,780
Prudential Financial, Inc. (a)	198	16,747
Torchmark Corp. (a)	38	2,945
Travelers Cos., Inc. (a)	156	13,079
Unum Group (a)	111	3,861
XL Group PLC (a)	121	3,678

		202,158

	Shares	Value*

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (a)(b)	159	$57,574
Expedia, Inc. (a)	44	3,455
Netflix, Inc. (a)(b)	25	11,141
priceline.com, Inc. (a)(b)	22	29,674
TripAdvisor, Inc. (a)(b)	48	4,812

		106,656

Internet Software & Services—3.2%
Akamai Technologies, Inc. (a)(b)	76	4,646
eBay, Inc. (a)(b)	497	29,209
Facebook, Inc., Class A (a)(b)	702	48,059
Google, Inc., Class A (a)(b)	120	145,878
VeriSign, Inc. (a)(b)	55	3,031
Yahoo!, Inc. (a)(b)	403	15,584

		246,407

IT Services—3.4%
Accenture PLC, Class A (a)	271	22,588
Alliance Data Systems Corp. (a)(b)	21	5,987
Automatic Data Processing, Inc. (a)	205	15,945
Cognizant Technology Solutions Corp., Class A (a)(b)	129	13,424
Computer Sciences Corp. (a)	62	3,918
Fidelity National Information Services, Inc. (a)	124	6,896
Fiserv, Inc. (a)(b)	110	6,385
International Business Machines Corp. (a)	436	80,734
Mastercard, Inc., Class A	440	34,197
Paychex, Inc. (a)	139	5,805
Teradata Corp. (a)(b)	70	3,214
Total System Services, Inc. (a)	71	2,163
Visa, Inc., Class A (a)	217	49,029
Western Union Co. (a)	236	3,948

		254,233

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	50	2,758
Mattel, Inc. (a)	145	5,410

		8,168

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc. (a)	141	8,027
PerkinElmer, Inc. (a)	48	2,175
Thermo Fisher Scientific, Inc.	169	21,047
Waters Corp. (a)(b)	36	4,011

		35,260

Machinery—1.7%
Caterpillar, Inc. (a)	272	26,376
Cummins, Inc. (a)	74	10,798
Deere & Co. (a)	163	14,007
Dover Corp. (a)	73	6,884
Flowserve Corp. (a)	59	4,791
Illinois Tool Works, Inc. (a)	175	14,437
Ingersoll-Rand PLC (a)	115	7,031
Joy Global, Inc. (a)	45	2,475
PACCAR, Inc. (a)	152	10,008
Pall Corp. (a)	48	4,128
Parker Hannifin Corp. (a)	64	7,715
Pentair Ltd. (a)	85	6,869
Snap-on, Inc. (a)	24	2,692
Stanley Black & Decker, Inc. (a)	67	5,564
Xylem, Inc. (a)	79	3,109

		126,884

Media—3.5%
Cablevision Systems Corp., Class A (a)	91	1,602
CBS Corp., Class B (a)	238	15,965
Comcast Corp., Class A (a)	1,111	57,428
DIRECTV (a)(b)	209	16,218
Discovery Communications, Inc., Class A (a)(b)	97	8,082
Gannett Co., Inc. (a)	98	2,916
Graham Holdings Co., Class B (a)	2	1,437

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Interpublic Group of Cos., Inc. (a)	178	$3,154
News Corp., Class A (a)(b)	213	3,904
Omnicom Group, Inc. (a)	110	8,325
Scripps Networks Interactive, Inc., Class A (a)	46	3,737
Time Warner Cable, Inc. (a)	121	16,982
Time Warner, Inc. (a)	386	25,912
Twenty-First Century Fox, Inc. (a)	837	28,073
Viacom, Inc., Class B (a)	174	15,265
Walt Disney Co. (a)	697	56,325

		265,325

Metals & Mining—0.5%
Alcoa, Inc. (a)	456	5,353
Allegheny Technologies, Inc. (a)	46	1,462
Cliffs Natural Resources, Inc. (a)	66	1,322
Freeport-McMoRan Copper & Gold, Inc. (a)	443	14,451
Newmont Mining Corp. (a)	213	4,954
Nucor Corp. (a)	136	6,833
U.S. Steel Corp. (a)	61	1,477

		35,852

Multi-line Retail—0.6%
Dollar General Corp. (a)(b)	126	7,547
Dollar Tree, Inc. (a)(b)	89	4,875
Family Dollar Stores, Inc. (a)	41	2,686
Kohl’s Corp. (a)	86	4,832
Macy’s, Inc. (a)	158	9,142
Nordstrom, Inc. (a)	61	3,750
Target Corp. (a)	270	16,886

		49,718

Multi-Utilities—1.1%
Ameren Corp. (a)	104	4,203
CenterPoint Energy, Inc. (a)	183	4,328
CMS Energy Corp. (a)	114	3,241
Consolidated Edison, Inc. (a)	125	7,006
Dominion Resources, Inc. (a)	248	17,211
DTE Energy Co. (a)	75	5,382
Integrys Energy Group, Inc. (a)	34	1,947
NiSource, Inc. (a)	134	4,666
PG&E Corp. (a)	192	8,459
Public Service Enterprise Group, Inc. (a)	216	7,919
SCANA Corp. (a)	60	2,970
Sempra Energy (a)	98	9,258
TECO Energy, Inc. (a)	87	1,460
Wisconsin Energy Corp. (a)	97	4,264

		82,314

Office Electronics—0.1%
Xerox Corp. (a)	494	5,429

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp. (a)	215	18,094
Apache Corp. (a)	171	13,559
Cabot Oil & Gas Corp. (a)	180	6,300
Chesapeake Energy Corp. (a)	216	5,596
Chevron Corp. (a)	820	94,571
ConocoPhillips (a)	522	34,713
CONSOL Energy, Inc. (a)	98	3,930
Denbury Resources, Inc. (a)	157	2,568
Devon Energy Corp. (a)	163	10,500
EOG Resources, Inc. (a)	117	22,162
EQT Corp. (a)	65	6,649
Exxon Mobil Corp. (a)	1,862	179,255
Hess Corp. (a)	122	9,764
Kinder Morgan, Inc. (a)	288	9,173
Marathon Oil Corp. (a)	297	9,949
Marathon Petroleum Corp. (a)	128	10,752
Murphy Oil Corp. (a)	75	4,453
Newfield Exploration Co. (a)(b)	58	1,635
Noble Energy, Inc. (a)	154	10,589
Occidental Petroleum Corp. (a)	344	33,203
Peabody Energy Corp. (a)	116	2,037
Phillips 66 (a)	256	19,164
Pioneer Natural Resources Co. (a)	61	12,272
QEP Resources, Inc. (a)	76	2,199
Range Resources Corp. (a)	70	6,023
Southwestern Energy Co. (a)(b)	149	6,160

	Shares	Value*

Spectra Energy Corp. (a)	286	$10,662
Tesoro Corp. (a)	57	2,908
Valero Energy Corp. (a)	231	11,083
Williams Cos., Inc. (a)	292	12,060
WPX Energy, Inc. (a)(b)	86	1,515

		573,498

Paper & Forest Products—0.2%
International Paper Co. (a)	190	9,289
MeadWestvaco Corp. (a)	76	2,845

		12,134

Personal Products—0.1%
Avon Products, Inc. (a)	185	2,862
Estee Lauder Cos., Inc., Class A (a)	109	7,503

		10,365

Pharmaceuticals—5.8%
AbbVie, Inc. (a)	679	34,568
Actavis PLC (a)(b)	74	16,341
Allergan, Inc. (a)	127	16,129
Bristol-Myers Squibb Co. (a)	702	37,747
Eli Lilly & Co. (a)	423	25,215
Forest Laboratories, Inc. (a)(b)	102	9,952
Hospira, Inc. (a)(b)	71	3,073
Johnson & Johnson (a)	1,203	110,820
Merck & Co., Inc. (a)	1,246	71,009
Mylan, Inc. (a)(b)	163	9,058
Perrigo Co. PLC (a)	57	9,373
Pfizer, Inc. (a)	2,763	88,720
Zoetis, Inc. (a)	214	6,638

		438,643

Professional Services—0.2%
Dun & Bradstreet Corp. (a)	16	1,587
Equifax, Inc. (a)	52	3,643
Nielsen Holdings NV (a)	108	5,113
Robert Half International, Inc. (a)	59	2,416

		12,759

Real Estate Investment Trust—1.8%
American Tower Corp. (a)	168	13,687
Apartment Investment & Management Co., Class A (a)	62	1,853
AvalonBay Communities, Inc. (a)	52	6,706
Boston Properties, Inc. (a)	66	7,420
Equity Residential (a)	143	8,361
General Growth Properties, Inc. (a)	230	5,065
HCP, Inc. (a)	195	7,560
Health Care REIT, Inc. (a)	123	7,225
Host Hotels & Resorts, Inc. (a)	323	6,353
Kimco Realty Corp. (a)	175	3,896
Macerich Co. (a)	60	3,608
Plum Creek Timber Co., Inc. (a)	75	3,247
Prologis, Inc. (a)	213	8,774
Public Storage (a)	61	10,309
Simon Property Group, Inc. (a)	133	21,452
Ventas, Inc. (a)	126	7,866
Vornado Realty Trust (a)	74	7,125
Weyerhaeuser Co. (a)	249	7,348

		137,855

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A (a)(b)	119	3,326

Road & Rail—0.9%
CSX Corp. (a)	433	11,999
Kansas City Southern (a)	46	4,320
Norfolk Southern Corp. (a)	133	12,224
Ryder System, Inc. (a)	22	1,657
Union Pacific Corp. (a)	197	35,535

		65,735

Semiconductors & Semiconductor Equipment—1.9%
Altera Corp. (a)	138	5,011
Analog Devices, Inc. (a)	133	6,759
Applied Materials, Inc. (a)	514	9,745

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Broadcom Corp., Class A (a)	231	$6,865
First Solar, Inc. (a)(b)	29	1,655
Intel Corp. (a)	2,119	52,467
KLA-Tencor Corp. (a)	71	4,626
Lam Research Corp. (a)(b)	70	3,621
Linear Technology Corp. (a)	100	4,684
LSI Corp. (a)	233	2,584
Microchip Technology, Inc. (a)	85	3,872
Micron Technology, Inc. (a)(b)	448	10,837
NVIDIA Corp. (a)	247	4,540
Texas Instruments, Inc. (a)	467	20,996
Xilinx, Inc. (a)	115	6,003

		144,265

Software—3.3%
Adobe Systems, Inc. (a)(b)	199	13,653
Autodesk, Inc. (a)(b)	97	5,089
CA, Inc. (a)	139	4,656
Citrix Systems, Inc. (a)(b)	80	4,804
Electronic Arts, Inc. (a)(b)	133	3,802
Intuit, Inc. (a)	122	9,534
Microsoft Corp. (a)	3,242	124,201
Oracle Corp. (a)	1,496	58,509
Red Hat, Inc. (a)(b)	81	4,778
Salesforce.com, Inc. (a)(b)	237	14,782
Symantec Corp. (a)	297	6,380

		250,188

Specialty Retail—2.1%
AutoNation, Inc. (a)(b)	27	1,421
AutoZone, Inc. (a)(b)	14	7,538
Bed Bath & Beyond, Inc. (a)(b)	92	6,239
Best Buy Co., Inc. (a)	117	3,116
CarMax, Inc. (a)(b)	96	4,649
GameStop Corp., Class A (a)	50	1,866
Gap, Inc. (a)	114	4,987
Home Depot, Inc. (a)	601	49,300
L Brands, Inc. (a)	104	5,858
Lowe’s Cos., Inc. (a)	446	22,313
O’Reilly Automotive, Inc. (a)(b)	45	6,788
PetSmart, Inc. (a)	44	2,951
Ross Stores, Inc. (a)	92	6,698
Staples, Inc. (a)	281	3,819
Tiffany & Co. (a)	46	4,290
TJX Cos., Inc. (a)	304	18,684
Tractor Supply Co.	60	4,234
Urban Outfitters, Inc. (a)(b)	46	1,722

		156,473

Technology Hardware, Storage & Peripherals—3.7%
Apple, Inc. (a)	384	202,076
EMC Corp. (a)	877	23,127
Hewlett-Packard Co. (a)	819	24,472
NetApp, Inc. (a)	145	5,859
SanDisk Corp. (a)	97	7,207
Seagate Technology PLC (a)	140	7,307
Western Digital Corp. (a)	90	7,829

		277,877

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc. (a)	120	5,857
Fossil Group, Inc. (a)(b)	21	2,413
Michael Kors Holdings Ltd. (a)(b)	76	7,450
NIKE, Inc., Class B (a)	318	24,900
PVH Corp. (a)	35	4,425
Ralph Lauren Corp. (a)	25	4,027
V.F. Corp. (a)	151	8,847

		57,919

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc. (a)	203	1,929
People’s United Financial, Inc. (a)	136	1,927

		3,856

Tobacco—1.3%
Altria Group, Inc. (a)	853	30,930

	Shares	Value*

Lorillard, Inc. (a)	158	$7,751
Philip Morris International, Inc. (a)	683	55,262
Reynolds American, Inc. (a)	134	6,811

		100,754

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	117	5,521
WW Grainger, Inc. (a)	26	6,631

		12,152

Wireless Telecommunication Services—0.1%
Crown Castle International Corp. (a)(b)	143	10,854

Total Common Stock (cost—$5,849,732)		7,109,616

	Principal Amount (000s)

Repurchase Agreements—5.2%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $391,000; collateralized by Freddie Mac, 3.50%, due 3/4/33, valued at $400,500 including accrued interest (cost—$391,000)	$391	391,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.2%

Put Options—0.2%
S&P 500 Index,
strike price $1,425.00, expires 6/21/14	3	1,065
strike price $1,450.00, expires 6/21/14	10	4,050
strike price $1,475.00, expires 6/21/14	1	465
strike price $1,525.00, expires 9/20/14	4	6,300
strike price $1,700.00, expires 3/22/14	20	2,900

Total Options Purchased (cost—$147,099)		14,780

Total Investments, before options written (cost—$6,387,831)—99.3%		7,515,396

OPTIONS WRITTEN (b)(c)—(0.3)%

Call Options—(0.3)%
S&P 500 Index,
strike price $1,900.00, expires 3/31/14 (premiums received—$24,279)	38	(23,370)

Total Investments, net of options written (cost—$6,363,552)—99.0%		7,492,026

Other assets less other liabilities—1.0%		74,982

Net Assets—100.0%		$7,567,008

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended February 28, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	36	$17,842
Options written	114	72,447
Options terminated in closing transactions	(38)	(25,409)
Options expired	(74)	(40,601)

Options outstanding, February 28, 2014	38	$24,279

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund (formerly AllianzGI U.S. Emerging Growth Fund)

February 28, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

Aerospace & Defense—1.0%
Curtiss-Wright Corp.	5,607	$382,173

Air Freight & Logistics—0.9%
XPO Logistics, Inc. (b)	10,886	342,256

Airlines—1.0%
Spirit Airlines, Inc. (b)	6,931	391,463

Auto Components—2.9%
American Axle & Manufacturing Holdings, Inc. (b)	15,172	293,275
Gentherm, Inc. (b)	11,438	323,467
Motorcar Parts of America, Inc. (b)	7,627	187,853
Tower International, Inc. (b)	12,753	327,497

		1,132,092

Automobiles—0.6%
Winnebago Industries, Inc. (b)	8,657	230,796

Biotechnology—4.4%
Aegerion Pharmaceuticals, Inc. (b)	2,527	138,378
Alkermes PLC (b)	6,931	337,332
Cubist Pharmaceuticals, Inc. (b)	3,300	262,416
Keryx Biopharmaceuticals, Inc. (b)	15,172	243,511
Ligand Pharmaceuticals, Inc., Class B (b)	4,945	344,914
NPS Pharmaceuticals, Inc. (b)	11,625	406,642

		1,733,193

Capital Markets—0.8%
ICG Group, Inc. (b)	15,392	312,919

Chemicals—2.4%
Chemtura Corp. (b)	10,115	250,346
Kraton Performance Polymers, Inc. (b)	11,270	312,630
PolyOne Corp.	10,429	391,088

		954,064

Commercial Banks—4.7%
Cathay General Bancorp	11,870	301,617
First Financial Holdings, Inc.	4,402	269,578
FirstMerit Corp.	13,894	288,439
PrivateBancorp, Inc.	13,856	399,884
Sterling Financial Corp.	6,931	219,505
Western Alliance Bancorp (b)	16,386	379,500

		1,858,523

Commercial Services & Supplies—1.2%
Steelcase, Inc., Class A	14,620	217,399
Tetra Tech, Inc. (b)	9,153	264,339

		481,738

Communications Equipment—4.1%
ARRIS Group, Inc. (b)	12,576	360,931
EchoStar Corp., Class A (b)	6,049	301,361
Extreme Networks, Inc. (b)	55,651	318,880
Finisar Corp. (b)	11,981	283,950
Ubiquiti Networks, Inc. (b)	7,143	352,936

		1,618,058

Construction & Engineering—2.7%
Dycom Industries, Inc. (b)	9,784	282,660
Primoris Services Corp.	13,505	422,301
Tutor Perini Corp. (b)	13,967	344,287

		1,049,248

Construction Materials—0.7%
Eagle Materials, Inc.	3,078	272,095

Consumer Finance—0.6%
Portfolio Recovery Associates, Inc. (b)	4,632	251,193

	Shares	Value*

Distributors—1.0%
Core-Mark Holding Co., Inc.	4,835	$378,097

Diversified Telecommunication Services—1.5%
8x8, Inc. (b)	25,288	267,547
Vonage Holdings Corp. (b)	67,607	311,668

		579,215

Electronic Equipment, Instruments & Components—1.6%
Control4 Corp. (b)	12,383	258,928
Methode Electronics, Inc.	6,610	224,079
Newport Corp. (b)	7,438	153,967

		636,974

Energy Equipment & Services—1.5%
ION Geophysical Corp. (b)	58,580	238,420
Parker Drilling Co. (b)	42,983	346,873

		585,293

Food Products—1.4%
B&G Foods, Inc.	7,695	230,542
Boulder Brands, Inc. (b)	20,119	302,590

		533,132

Health Care Equipment & Supplies—1.8%
Antares Pharma, Inc. (b)	52,005	231,422
Cynosure, Inc., Class A (b)	9,516	292,902
Endologix, Inc. (b)	14,289	192,902

		717,226

Health Care Providers & Services—3.8%
Acadia Healthcare Co., Inc. (b)	8,027	396,855
Centene Corp. (b)	4,775	304,072
Hanger, Inc. (b)	7,112	252,120
MWI Veterinary Supply, Inc. (b)	1,322	215,380
Team Health Holdings, Inc. (b)	6,828	307,397

		1,475,824

Hotels, Restaurants & Leisure—4.4%
Bally Technologies, Inc. (b)	3,555	240,851
Cheesecake Factory, Inc.	6,269	297,903
Marriott Vacations Worldwide Corp. (b)	5,497	288,263
Pinnacle Entertainment, Inc. (b)	11,107	269,900
Six Flags Entertainment Corp.	8,798	358,958
Sonic Corp. (b)	13,466	274,437

		1,730,312

Household Durables—0.7%
Ryland Group, Inc.	5,829	271,573

Insurance—1.7%
Hilltop Holdings, Inc. (b)	16,708	409,513
Stewart Information Services Corp.	7,365	272,358

		681,871

Internet Software & Services—2.3%
Blucora, Inc. (b)	2,717	52,275
Global Eagle Entertainment, Inc. (b)	18,327	322,189
Internap Network Services Corp. (b)	23,935	182,385
Web.com Group, Inc. (b)	9,878	360,053

		916,902

IT Services—2.4%
EPAM Systems, Inc. (b)	7,916	331,918
MAXIMUS, Inc.	7,365	351,973
WEX, Inc. (b)	2,638	255,411

		939,302

Leisure Equipment & Products—0.4%
Arctic Cat, Inc. (a)	3,750	175,575

Life Sciences Tools & Services—2.5%
Albany Molecular Research, Inc. (b)	17,039	265,808

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

February 28, 2014 (unaudited) (continued)

	Shares	Value*

Fluidigm Corp. (b)	1,651	$77,349
ICON PLC (b)	7,695	360,434
PAREXEL International Corp. (b)	5,277	282,689

		986,280

Machinery—3.3%
Manitowoc Co., Inc.	11,438	353,892
Middleby Corp. (b)	1,432	424,674
Trimas Corp. (b)	8,246	277,148
Wabash National Corp. (b)	17,701	239,140

		1,294,854

Media—1.5%
Cumulus Media, Inc., Class A (b)	51,121	335,354
Lions Gate Entertainment Corp.	8,688	267,156

		602,510

Metals & Mining—1.5%
Kaiser Aluminum Corp.	3,852	271,913
Worthington Industries, Inc.	7,584	302,298

		574,211

Oil, Gas & Consumable Fuels—6.2%
Bonanza Creek Energy, Inc. (b)	6,358	317,709
Carrizo Oil & Gas, Inc. (b)	6,931	344,748
Diamondback Energy, Inc. (b)	5,497	353,622
Matador Resources Co. (b)	14,951	362,711
Oasis Petroleum, Inc. (b)	6,490	282,770
Penn Virginia Corp. (b)	14,800	224,220
Sanchez Energy Corp. (b)	10,004	298,019
Scorpio Tankers, Inc.	27,045	264,771

		2,448,570

Paper & Forest Products—1.7%
Boise Cascade Co. (b)	9,314	275,601
KapStone Paper and Packaging Corp. (b)	12,867	409,042

		684,643

Pharmaceuticals—4.5%
Auxilium Pharmaceuticals, Inc. (b)	7,831	240,803
Medicines Co. (b)	5,909	180,520
Nektar Therapeutics (b)	20,340	260,962
Pacira Pharmaceuticals, Inc. (b)	5,607	438,692
Questcor Pharmaceuticals, Inc.	3,319	201,629
Salix Pharmaceuticals Ltd. (b)	3,962	427,579

		1,750,185

Professional Services—2.4%
Huron Consulting Group, Inc. (b)	5,166	341,834
On Assignment, Inc. (b)	8,246	283,662
WageWorks, Inc. (b)	5,291	312,963

		938,459

Road & Rail—4.1%
Arkansas Best Corp.	10,446	347,434
Genesee & Wyoming, Inc., Class A (b)	2,968	293,594
Roadrunner Transportation Systems, Inc. (b)	11,107	261,126
Ryder System, Inc.	4,402	331,559
Swift Transportation Co. (b)	15,062	366,910

		1,600,623

Semiconductors & Semiconductor Equipment—5.2%
Advanced Energy Industries, Inc. (b)	13,525	371,126
GT Advanced Technologies, Inc. (b)	19,400	278,002
Kulicke & Soffa Industries, Inc. (b)	19,016	219,445
Magnachip Semiconductor Corp. (b)	5,446	80,274
Power Integrations, Inc.	4,181	247,222
SunEdison, Inc. (b)	23,502	431,497
Synaptics, Inc. (b)	6,331	411,768

		2,039,334

Software—7.9%
ACI Worldwide, Inc. (b)	4,584	275,178

	Shares	Value*

Aspen Technology, Inc. (b)	9,893	$464,476
Cadence Design Systems, Inc. (b)	16,708	256,134
CommVault Systems, Inc. (b)	1,416	97,534
Guidewire Software, Inc. (b)	6,160	330,238
Mentor Graphics Corp. (a)	16,818	363,941
PTC, Inc. (b)	8,798	345,849
Synchronoss Technologies, Inc. (b)	10,004	343,938
Ultimate Software Group, Inc. (b)	2,085	346,110
Verint Systems, Inc. (b)	5,626	263,353

		3,086,751

Technology Hardware, Storage & Peripherals—0.9%
Electronics for Imaging, Inc. (b)	8,137	362,910

Textiles, Apparel & Luxury Goods—0.6%
Deckers Outdoor Corp. (b)	3,453	256,731

Thrifts & Mortgage Finance—0.8%
EverBank Financial Corp.	18,363	329,065

Trading Companies & Distributors—2.4%
Air Lease Corp.	9,019	333,252
Aircastle Ltd.	16,818	331,315
H&E Equipment Services, Inc. (b)	8,246	269,809

		934,376

Transportation Infrastructure—0.8%
Macquarie Infrastructure Co. LLC	5,497	297,828

Total Common Stock (cost—$26,643,378)		38,818,437

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 2/28/14, 0.00%, due 3/3/14, proceeds $967,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $991,438 including accrued interest (cost—$967,000)	$967	967,000

Total Investments (cost—$27,610,378)—101.3%		39,785,437

Liabilities in excess of other assets—(1.3)%		(520,832)

Net Assets—100.0%		$39,264,605

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended February 28, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at February 28, 2014 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$23,540,259	—	—	$23,540,259
Exchange-Traded Funds	4,280,517	—	—	4,280,517
Repurchase Agreements	—	$203,000	—	203,000

Totals	$27,820,776	$203,000	—	$28,023,776

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$40,502,899	—	—	$40,502,899
Exchange-Traded Funds	7,337,699	—	—	7,337,699
Repurchase Agreements	—	$327,000	—	327,000

Totals	$47,840,598	$327,000	—	$48,167,598

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$45,385,302	—	—	$45,385,302
Exchange-Traded Funds	6,630,062	—	—	6,630,062
Repurchase Agreements	—	$450,000	—	450,000

Totals	$52,015,364	$450,000	—	$52,465,364

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$50,465,190	—	—	$50,465,190
Exchange-Traded Funds	4,844,367	—	—	4,844,367
Repurchase Agreements	—	$612,000	—	612,000

Totals	$55,309,557	$612,000	—	$55,921,557

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$37,940,227	—	—	$37,940,227
Exchange-Traded Funds	3,941,831	—	—	3,941,831
Repurchase Agreements	—	$263,000	—	263,000

Totals	$41,882,058	$263,000	—	$42,145,058

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$35,912,326	—	—	$35,912,326
Exchange-Traded Funds	3,239,071	—	—	3,239,071
Repurchase Agreements	—	$346,000	—	346,000

Totals	$39,151,397	$346,000	—	$39,497,397

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$19,800,724	—	—	$19,800,724
Exchange-Traded Funds	1,104,902	—	—	1,104,902
Repurchase Agreements	—	$147,000	—	147,000

Totals	$20,905,626	$147,000	—	$21,052,626

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$17,449,640	—	—	$17,449,640
Exchange-Traded Funds	907,727	—	—	907,727
Repurchase Agreements	—	$225,000	—	225,000

Totals	$18,357,367	$225,000	—	$18,582,367

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$5,512,967	—	—	$5,512,967
Exchange-Traded Funds	288,549	—	—	288,549

Totals	$5,801,516	—	—	$5,801,516

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$26,676,045	—	—	$26,676,045
Exchange-Traded Funds	4,893,807	—	—	4,893,807
Repurchase Agreements	—	$214,000	—	214,000

Totals	$31,569,852	$214,000	—	$31,783,852

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$205,246,125	—	—	$205,246,125
Exchange-Traded Funds	9,756,160	—	—	9,756,160
Repurchase Agreements	—	$734,000	—	734,000

Totals	$215,002,285	$734,000	—	$215,736,285

AllianzGI Global Growth Allocation:
Investments in Securities—Assets
Mutual Funds	$6,211,734	—	—	$6,211,734
Exchange-Traded Funds	368,476	—	—	368,476

Totals	$6,580,210	—	—	$6,580,210

AllianzGI Behavioral Advantage Large Cap:
Investments in Securities—Assets
Common Stock	$79,502,291	—	—	$79,502,291
Repurchase Agreements	—	$8,292,000	—	8,292,000

Totals	$79,502,291	$8,292,000	—	$87,794,291

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Austria	$52,180	—	—	$52,180
Bermuda	151,934	—	—	151,934
Brazil	128,222	$110,373	—	238,595
Canada	1,342,792	—	—	1,342,792
Cayman Islands	12,579	—	—	12,579
China	45,622	608,569	—	654,191
Colombia	19,913	—	—	19,913
Denmark	37,403	23,207	—	60,610
France	4,405	668,177	—	672,582
India	57,309	—	—	57,309
Ireland	75,654	146,170	—	221,824
Korea (Republic of)	283,500	239,952	—	523,452
Mexico	56,108	—	—	56,108
Netherlands	59,975	272,023	—	331,998
Norway	21,141	216,928	—	238,069
Russian Federation	160,924	—	—	160,924
Switzerland	88,768	580,057	—	668,825
Thailand	—	21,796	$41,722	63,518
Ukraine	2,997	—	—	2,997
United Kingdom	185,707	2,027,542	—	2,213,249
United States	14,023,328	50,513	—	14,073,841
All Other	—	5,308,040	—	5,308,040
Preferred Stock:
Brazil	22,966	104,446	—	127,412
All Other	—	181,535	—	181,535
Rights	265	—	—	265
Repurchase Agreements	—	3,901,000	—	3,901,000

	16,833,692	14,460,328	41,722	31,335,742

Other Financial Instruments*—Assets
Market Price	136,775	—	—	136,775
Other Financial Instruments*—Liabilities
Market Price	(2,129)	—	—	(2,129)

Totals	$16,968,338	$14,460,328	$41,722	$31,470,388

AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$229,646	$3,458,690	—	$3,688,336
Hong Kong	41,877	521,314	—	563,191

Totals	$271,523	$3,980,004	—	$4,251,527

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	—	$2,245,558,188	—	$2,245,558,188
Convertible Preferred Stock:
Aerospace & Defense	$34,269,606	—	—	34,269,606
Diversified Financial Services	31,864,261	5,134,788	—	36,999,049
Insurance	43,647,746	—	—	43,647,746
Telecommunications	7,548,583	24,619,784	—	32,168,367
All Other	—	210,287,555	—	210,287,555
Common Stock	11,571,999	—	—	11,571,999
Repurchase Agreements	—	62,766,000	—	62,766,000

Totals	$128,902,195	$2,548,366,315	—	$2,677,268,510

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Disciplined Equity:
Investments in Securities—Assets
Common Stock	$8,059,580	—	—	$8,059,580
Repurchase Agreements	—	$242,000	—	242,000

Totals	$8,059,580	$242,000	—	$8,301,580

AllianzGI Dynamic Emerging Multi-Asset:
Investments in Securities—Assets
Mutual Funds	$1,926,751	—	—	$1,926,751
Corporate Bonds & Notes	—	$1,389,561	—	1,389,561
Short-Term Investments	—	832,992	—	832,992

	1,926,751	2,222,553	—	4,149,304

Other Financial Instruments*—Assets
Market Price	18,502	—	—	18,502
Other Financial Instruments*—Liabilities
Market Price	(51,664)	—	—	(51,664)

Totals	$1,893,589	$2,222,553	—	$4,116,142

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$7,988,780	—	$7,988,780
Common Stock:
United States	$2,554,372	—	—	2,554,372
All Other	—	4,511,420	—	4,511,420
Sovereign Debt Obligations	—	4,899,151	—	4,899,151
Exchange-Traded Funds	200,596	—	—	200,596
Repurchase Agreements	—	854,000	—	854,000
Options Purchased:
Market Price	19,034	—	—	19,034

	2,774,002	18,253,351	—	21,027,353

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(9,379)	—	—	(9,379)

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(6,878)	—	(6,878)
Interest Rate Contracts	(1,154)	—	—	(1,154)

	(1,154)	(6,878)	—	(8,032)

Totals	$2,763,469	$18,246,473	—	$21,009,942

AllianzGI Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	—	$57,913	—	$57,913
China	—	638,206	—	638,206
Germany	—	136,014	—	136,014
Hong Kong	—	790,134	—	790,134
Israel	—	687,343	—	687,343
Japan	—	1,040,517	—	1,040,517
Norway	—	56,843	—	56,843
Singapore	—	721,662	—	721,662
Switzerland	—	263,311	—	263,311
United Kingdom	—	854,968	—	854,968
All Other	$11,607,525	—	—	11,607,525
Repurchase Agreements	—	126,000	—	126,000

Totals	$11,607,525	$5,372,911	—	$16,980,436

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	—	$12,778,702	—	$12,778,702
China	—	14,591,023	—	14,591,023
France	$9,473,420	4,881,678	—	14,355,098
Hong Kong	—	3,211,981	—	3,211,981
Japan	—	12,355,399	—	12,355,399
Korea (Republic of)	—	2,563,821	—	2,563,821
Netherlands	—	8,834,981	—	8,834,981
Sweden	—	17,451,582	—	17,451,582
Switzerland	21,828,079	21,793,149	—	43,621,228
United Kingdom	9,948,937	35,167,793	—	45,116,730
All Other	107,273,235	—	—	107,273,235
Repurchase Agreements	—	13,965,000	—	13,965,000

Totals	$148,523,671	$147,595,109	—	$296,118,780

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$405,299,955	—	$405,299,955
Repurchase Agreements	—	15,507,000	—	15,507,000

Totals	—	$420,806,955	—	$420,806,955

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$667,643	$686,447	—	$1,354,090
Austria	1,803,210	—	—	1,803,210
Finland	2,304,514	1,335,822	—	3,640,336
Ireland	1,491,621	—	—	1,491,621
Italy	1,882,316	3,766,818	—	5,649,134
Netherlands	668,692	2,117,769	—	2,786,461
Sweden	1,289,892	6,447,946	—	7,737,838
Switzerland	1,911,154	1,957,656	—	3,868,810
Taiwan	180,111	2,069,139	—	2,249,250
All Other	—	78,484,514	—	78,484,514

Totals	$12,199,153	$96,866,111	—	$109,065,264

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$43,961,782	—	—	$43,961,782
Repurchase Agreements	—	$2,434,000	—	2,434,000

Totals	$43,961,782	$2,434,000	—	$46,395,782

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$3,083,859	—	—	$3,083,859
Common Stock:
Australia	—	$124,116	—	124,116
Austria	—	10,222	—	10,222
France	5,623	60,768	—	66,391
Hong Kong	—	180,042	—	180,042
Japan	—	185,275	—	185,275
Netherlands	—	7,026	—	7,026
Singapore	—	59,887	—	59,887
Switzerland	—	9,234	—	9,234
United Kingdom	—	63,914	—	63,914
All Other	723,931	—	—	723,931
U.S. Treasury Obligations	—	667,412	—	667,412
Exchange-Traded Funds	540,948	—	—	540,948

	4,354,361	1,367,896	—	5,722,257

Other Financial Instruments*—Assets
Interest Rate Contracts	136	—	—	136
Market Price	8,409	—	—	8,409

	8,545	—	—	8,545

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(3,404)	—	—	(3,404)
Market Price	(19,548)	—	—	(19,548)

	(22,952)	—	—	(22,952)

Totals	$4,339,954	$1,367,896	—	$5,707,850

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$153,602	$188,748	—	$342,350
Chile	50,290	99,539	—	149,829
China	110,076	1,495,166	—	1,605,242
Egypt	58,373	63,090	—	121,463
Hong Kong	54,744	246,180	—	300,924
India	59,296	155,529	—	214,825
Korea (Republic of)	102,172	853,612	—	955,784
Malaysia	56,139	99,275	—	155,414
Mexico	165,149	—	—	165,149
Peru	49,339	—	—	49,339
Russian Federation	185,547	—	$484,316	669,863
South Africa	100,559	309,629	—	410,188
Taiwan	57,120	647,656	—	704,776
Thailand	—	—	304,730	304,730
Ukraine	47,683	—	—	47,683
All Other	—	965,017	—	965,017
Preferred Stock:
Brazil	19,452	268,010	—	287,462
Russian Federation	—	—	47,393	47,393
Equity-Linked Securities	—	305,375	—	305,375
Rights	202	—	—	202

Totals	$1,269,743	$5,696,826	$836,439	$7,803,008

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
China	—	$3,072,716	—	$3,072,716
France	—	2,951,934	—	2,951,934
Germany	—	1,479,935	—	1,479,935
Hong Kong	—	1,214,814	—	1,214,814
Israel	$1,496,700	1,250,437	—	2,747,137
Japan	—	4,388,352	—	4,388,352
Korea (Republic of)	—	2,878,091	—	2,878,091
Spain	—	3,072,596	—	3,072,596
Switzerland	—	3,042,030	—	3,042,030
United Kingdom	—	7,300,803	—	7,300,803
All Other	39,405,817	—	—	39,405,817
Repurchase Agreements	—	156,000	—	156,000

Totals	$40,902,517	$30,807,708	—	$71,710,225

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Australia	$88,037	$1,261,797	—	$1,349,834
Austria	180,516	—	—	180,516
Brazil	336,524	127,191	—	463,715
Canada	1,671,255	—	—	1,671,255
China	322,631	976,957	—	1,299,588
Greece	209,352	—	—	209,352
Hong Kong	207,222	1,000,729	—	1,207,951
Ireland	135,877	—	—	135,877
Israel	126,962	—	—	126,962
Netherlands	106,587	—	—	106,587
New Zealand	90,748	460,568	—	551,316
Norway	133,455	755,928	—	889,383
Panama	145,293	—	—	145,293
Russian Federation	121,440	—	—	121,440
South Africa	161,824	342,307	—	504,131
Switzerland	164,076	319,731	—	483,807
United Kingdom	567,821	3,359,869	—	3,927,690
United States	139,252	—	—	139,252
All Other	—	5,822,054	—	5,822,054
Preferred Stock:
Brazil	—	120,907	—	120,907
Germany	134,386	140,074	—	274,460
Rights	—	—	$422	422
Repurchase Agreements	—	247,000	—	247,000

Totals	$5,043,258	$14,935,112	$422	$19,978,792

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Austria	$354,955	—	—	$354,955
Brazil	734,797	—	—	734,797
Canada	1,974,322	—	—	1,974,322
India	497,952	—	—	497,952
Ireland	279,227	—	—	279,227
Israel	546,876	—	—	546,876
Mexico	209,196	—	—	209,196
Russian Federation	854,355	—	—	854,355
South Africa	255,250	—	—	255,250
Taiwan	256,452	—	—	256,452
Turkey	223,016	—	—	223,016
United Kingdom	147,039	$5,903,986	—	6,051,025
United States	168,512	123,729	—	292,241
All Other	—	11,613,017	—	11,613,017
Repurchase Agreements	—	597,000	—	597,000

Totals	$6,501,949	$18,237,732	—	$24,739,681

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI Redwood:
Investments in Securities—Assets
Common Stock	$4,780,760	—	—	$4,780,760
Repurchase Agreements	—	$1,980,000	—	1,980,000

	4,780,760	1,980,000	—	6,760,760

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(1,115,020)	—	—	(1,115,020)

Totals	$3,665,740	$1,980,000	—	$5,645,740

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$510,578,540	—	$510,578,540
Senior Loans:
Specialty Retail	—	—	$2,985,000	2,985,000
All Other	—	94,664,722	—	94,664,722
Repurchase Agreements	—	28,114,000	—	28,114,000

Totals	—	$633,357,262	$2,985,000	$636,342,262

AllianzGI Structured Alpha:
Investments in Securities—Assets
Short-Term Investments	—	$14,276,987	—	$14,276,987

Options Purchased:
Market Price	$260,123	107,073	—	367,196

	260,123	14,384,060	—	14,644,183

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(302,737)	(98,901)	—	(401,638)

Totals	$(42,614)	$14,285,159	—	$14,242,545

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$152,241,188	—	—	$152,241,188
Repurchase Agreements	—	$3,990,000	—	3,990,000

Totals	$152,241,188	$3,990,000	—	$156,231,188

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Common Stock	$7,109,616	—	—	$7,109,616
Repurchase Agreements	—	$391,000	—	391,000
Options Purchased:
Market Price	14,780	—	—	14,780

	7,124,396	391,000	—	7,515,396

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(23,370)	—	—	(23,370)

Totals	$7,101,026	$391,000	—	$7,492,026

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$38,818,437	—	—	$38,818,437
Repurchase Agreements	—	$967,000	—	967,000

Totals	$38,818,437	$967,000	—	$39,785,437

At February 28, 2014, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI China Equity	$19,437	(a)	$154,706	(b)
AllianzGI Convertible	$36,592,793	(c)	$—
AllianzGI Global Water	$8,834,981	(a)	$19,422,357	(b)
AllianzGI International Small-Cap	$6,745,330	(a)	$3,714,364	(b)
AllianzGI Multi-Asset Real Return	$4,740	(a)	$5,623	(b)
AllianzGI NFJ Emerging Markets Value	$799,112	(a)	$104,156	(b)
AllianzGI NFJ International Small-Cap Value	$701,302	(a)	$760,259	(b)
AllianzGI NFJ International Value II	$—		$279,227	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2013, which was applied on February 28, 2014.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2013, which was not applied on February 28, 2014.
(c)	This transfer was a result of securities with an exchange-traded price at November 30, 2013, which was not available on February 28, 2014.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 28, 2014, was as follows:

	Beginning Balance 12/2/13**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/14
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Thailand	—	$43,152	—	—	—	$(1,430)	—	—	$41,722

	Beginning Balance 11/30/13	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 2/28/14
AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Hong Kong	$41,766	—		$(63,609)	—	$(286,541)	$308,384	—	—	—

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$35,913	$513,945		—	—	—	$117,785	—	$(667,643)	—

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Common Stock:
Hong Kong	$550	$760		$(852)	—	$92	$(550)	—	—	—

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$426,579	$109,886		$(32,749)	—	$9,058	$(28,458)	—	—	$484,316
Thailand	360,118	53,867		(87,829)	—	(22,664)	1,238	—	—	304,730
Preferred Stock	48,596	4,986		—	—	—	(6,189)	—	—	47,393

Totals	$835,293	$168,739		$(120,578)	—	$(13,606)	$(33,409)	—	—	$836,439

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Rights:
Australia	—	—	†	—	—	—	$422	—	—	$422

	Beginning Balance 11/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/14

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Senior Loans:
Energy Equipment & Services	$675,000	—	$(675,000)	$7	$3,538	$(3,545)	—	—	—
Specialty Retail	—	$2,985,000	—	—	—	—	—	—	$2,985,000

Totals	$675,000	$2,985,000	$(675,000)	$7	$3,538	$(3,545)	—	—	$2,985,000

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at February 28, 2014:

	Ending Balance at 2/28/14	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$41,722	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	17.94-293.28

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$484,316	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$1.14-$54.75
	304,730	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	32.07-293.28
Preferred Stock	$47,393	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$2,256.81

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Rights	$422	Value of Other Relevant Financial Instruments	Trading Volume	AUD	0.03

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Senior Loans	$2,985,000	Original Cost	Trading Volume		$99.50

*	Other financial instruments are derivatives, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of Operations.
***	Transferred out of Level 3 into Level 1 due to the availability of an exchange-traded price at February 28, 2014.

†	Rights were received as part of a Corporate Action.

AUD—Australian Dollar

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Best Styles Global Equity, AllianzGI NFJ Emerging Markets Value, AllianzGI NFJ International Small-Cap Value and AllianzGI Short Duration High Income held at February 28, 2014 was $(1,430), $(38,564), $422 and $0, respectively.

At February 28, 2014, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$26,852,664	$1,174,887	$3,775	$1,171,112
AllianzGI Retirement 2020	46,714,086	1,465,821	12,309	1,453,512
AllianzGI Retirement 2025	51,071,951	1,540,607	147,194	1,393,413
AllianzGI Retirement 2030	53,137,467	2,788,955	4,865	2,784,090
AllianzGI Retirement 2035	40,010,747	2,134,311	—	2,134,311
AllianzGI Retirement 2040	36,894,967	2,603,148	718	2,602,430
AllianzGI Retirement 2045	19,606,913	1,446,024	311	1,445,713
AllianzGI Retirement 2050	16,912,200	1,670,167	—	1,670,167
AllianzGI Retirement 2055	5,144,076	657,440	—	657,440
AllianzGI Retirement Income	30,449,120	1,337,354	2,622	1,334,732
AllianzGI Global Allocation	193,019,713	22,736,349	19,777	22,716,572
AllianzGI Global Growth Allocation	5,709,824	870,386	—	870,386
AllianzGI Behavioral Advantage Large Cap	78,884,712	9,220,939	311,360	8,909,579
AllianzGI Best Styles Global Equity	30,421,227	1,555,916	641,401	914,515
AllianzGI China Equity	4,076,230	648,845	473,548	175,297
AllianzGI Convertible	2,233,190,957	451,351,356	7,273,803	444,077,553
AllianzGI Disciplined Equity	6,800,596	1,519,492	18,508	1,500,984
AllianzGI Dynamic Emerging Multi-Asset	4,291,562	28,276	170,534	(142,258)
AllianzGI Global Fundamental Strategy	20,370,252	1,038,484	381,383	657,101
AllianzGI Global Managed Volatility	15,534,293	1,691,077	244,934	1,446,143
AllianzGI Global Water	238,932,262	59,116,253	1,929,735	57,186,518
AllianzGI High Yield Bond	403,294,697	22,558,656	5,046,398	17,512,258
AllianzGI International Small-Cap	84,483,445	26,080,714	1,498,895	24,581,819
AllianzGI Micro Cap	28,811,718	17,933,138	349,074	17,584,064
AllianzGI Multi-Asset Real Return	5,477,468	383,947	139,158	244,789
AllianzGI NFJ Emerging Markets Value	7,832,401	580,445	609,838	(29,393)
AllianzGI NFJ Global Dividend Value	65,348,132	10,416,866	4,054,773	6,362,093
AllianzGI NFJ International Small-Cap Value	17,634,462	2,836,065	491,735	2,344,330
AllianzGI NFJ International Value II	23,344,552	1,717,220	322,091	1,395,129
AllianzGI Redwood	5,904,398	964,012	107,650	856,362
AllianzGI Short Duration High Income	632,079,702	6,527,002	2,264,442	4,262,560
AllianzGI Structured Alpha	14,627,382	67,946	51,145	16,801
AllianzGI Ultra Micro Cap	119,531,110	38,064,480	1,364,402	36,700,078
AllianzGI U.S. Equity Hedged	6,390,149	1,296,949	171,702	1,125,247
AllianzGI U.S. Small-Cap Growth	27,664,442	12,295,649	174,654	12,120,995

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: April 21, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: April 21, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 21, 2014